     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 25, 2002


                                                               FILE NO. 33-67538
                                                              FILE NO. 811-07974

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933



                        POST-EFFECTIVE AMENDMENT NO. 12


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 13

                             ---------------------

                        FARM BUREAU LIFE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                       FARM BUREAU LIFE INSURANCE COMPANY
                              (Name of Depositor)
                            ------------------------

                             5400 UNIVERSITY AVENUE
                          WEST DES MOINES, IOWA 50266
                    (Address of Principal Executive Office)
                                 1-515-225-5400

                           STEPHEN M. MORAIN, ESQUIRE
                             5400 UNIVERSITY AVENUE
                          WEST DES MOINES, IOWA 50266
               (Name and Address of Agent for Service of Process)
                            ------------------------

                                    COPY TO:

                            STEPHEN E. ROTH, ESQUIRE
                        SUTHERLAND ASBILL & BRENNAN LLP
                         1275 PENNSYLVANIA AVENUE, N.W.
                          WASHINGTON, D.C. 20004-2415

    APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.

    SECURITIES BEING OFFERED: FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY
CONTRACTS

    IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE
BOX):

    / / IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485;


    /X/ ON MAY 1, 2002 PURSUANT TO PARAGRAPH (b) OF RULE 485;


    / /   DAYS AFTER FILING PURSUANT TO PARAGRAPH (a) OF RULE 485;

    / / ON [DATE] PURSUANT TO PARAGRAPH (a) OF RULE 485.

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
--------------------------------------------------------------------------------
                        FARM BUREAU LIFE ANNUITY ACCOUNT

                      INDIVIDUAL FLEXIBLE PREMIUM DEFERRED
                           VARIABLE ANNUITY CONTRACT
--------------------------------------------------------------------------------

                                   PROSPECTUS


                                  May 1, 2002


Farm Bureau Life Insurance Company (the "Company") is offering the individual flexible premium deferred variable annuity contract (the "Contract") described in this Prospectus. The Contract provides for accumulation of Cash Value and annuity payments on a fixed and variable basis. The Company sells the Contract to retirement plans, including those that qualify for special federal tax treatment under the Internal Revenue Code.


The Owner of a Contract ("you" or "your") may allocate premiums and Cash Value to 1) the Declared Interest Option, an account that provides a specified rate of interest, and/or 2) Subaccounts of Farm Bureau Life Annuity Account (the "Account"), each of which invests in one of the following Investment Options:


American Century
  VP Ultra Fund
  VP Vista Fund
Dreyfus Variable Investment Fund
  VIF Appreciation Portfolio
  VIF Disciplined Stock Portfolio
  VIF Growth and Income Portfolio
  VIF International Equity Portfolio
  VIF Small Cap Portfolio
Dreyfus Socially Responsible Growth
 Fund, Inc.
EquiTrust Variable Insurance Series  Fund

  Blue Chip Portfolio
  High Grade Bond Portfolio
  Managed Portfolio
  Money Market Portfolio
  Strategic Yield Portfolio
  Value Growth Portfolio

Fidelity Variable Insurance Products Funds

  VIP Contrafund-Registered Trademark- Portfolio -- Initial Class
  VIP Growth Portfolio -- Initial Class
  VIP Growth & Income Portfolio -- Initial
   Class
  VIP High Income Portfolio -- Service
   Class 2
  VIP Index 500 Portfolio -- Initial Class
  VIP Mid Cap Portfolio -- Service Class 2
  VIP Overseas Portfolio -- Initial Class

Franklin Templeton Variable Insurance  Products Trust

  Franklin Small Cap Fund -- Class 2
  Franklin Small Cap Value Securities
   Fund (formerly Franklin Value
   Securities Fund) -- Class 2
  Franklin U.S. Government Fund --
   Class 2
  Mutual Shares Securities Fund --
   Class 2
  Templeton Growth Securities
   Fund -- Class 2

J.P. Morgan Series Trust II

  JPMorgan Mid-Cap Value Portfolio
  JPMorgan Small Company Portfolio

Summit Pinnacle Series
  NASDAQ-100 Index Portfolio
  Russell 2000 Small Cap Index
   Portfolio
  S&P MidCap 400 Index Portfolio
T. Rowe Price Equity Series, Inc.
  Equity Income Portfolio
  Mid-Cap Growth Portfolio
  New America Growth Portfolio
  Personal Strategy Balanced Portfolio
T. Rowe Price International Series, Inc.
  International Stock Portfolio

The accompanying prospectus for each Investment Option describes the investment objectives and attendant risks of each Investment Option. If you allocate premiums to the Subaccounts, the amount of the Contract's Cash Value prior to the Retirement Date will vary to reflect the investment performance of the Investment Options you select.

Please note that the Contracts and Investment Options are not bank deposits, are not federally insured, are not guaranteed to achieve their goals and are subject to risks, including loss of the amount invested.

You may find additional information about your Contract and the Account in the Statement of Additional Information, dated the same as this Prospectus. To obtain a copy of this document, please contact us at the address or phone number shown on the cover of this Prospectus. The Statement of Additional Information ("SAI") has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference into this Prospectus, and other information filed electronically with the SEC.

Please read this Prospectus carefully and retain it for future reference. A prospectus for each Investment Option must accompany this Prospectus and you should read it in conjunction with this Prospectus.


    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE SECURITIES
        OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                   Issued By
                       Farm Bureau Life Insurance Company
                             5400 University Avenue
                          West Des Moines, Iowa 50266
                                  800-247-4170

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                 PAGE
                                                              -----------
DEFINITIONS.................................................           3
EXPENSE TABLES..............................................           5
SUMMARY OF THE CONTRACT.....................................          11
CONDENSED FINANCIAL INFORMATION.............................          13
THE COMPANY, ACCOUNT AND INVESTMENT OPTIONS.................          16
      Farm Bureau Life Insurance Company....................          16
      Iowa Farm Bureau Federation...........................          16
      IMSA..................................................          16
      Farm Bureau Life Annuity Account......................          16
      Investment Options....................................          16
      Addition, Deletion or Substitution of Investments.....          22
DESCRIPTION OF ANNUITY CONTRACT.............................          23
      Issuance of a Contract................................          23
      Premiums..............................................          23
      Free-Look Period......................................          23
      Allocation of Premiums................................          24
      Variable Cash Value...................................          24
      Transfer Privilege....................................          25
      Partial Surrenders and Surrenders.....................          26
      Transfer and Withdrawal Options.......................          27
      Death Benefit Before the Retirement Date..............          28
      Proceeds on the Retirement Date.......................          29
      Payments..............................................          29
      Modification..........................................          30
      Reports to Owners.....................................          30
      Inquiries.............................................          30
THE DECLARED INTEREST OPTION................................          30
      Minimum Guaranteed and Current Interest Rates.........          31
      Transfers From Declared Interest Option...............          31
      Payment Deferral......................................          31
CHARGES AND DEDUCTIONS......................................          32
      Surrender Charge (Contingent Deferred Sales Charge)...          32
      Commutation Fee.......................................          33
      Annual Administrative Charge..........................          33
      Transfer Processing Fee...............................          33
      Mortality and Expense Risk Charge.....................          33
      Investment Option Expenses............................          34
      Premium Taxes.........................................          34
      Other Taxes...........................................          34
PAYMENT OPTIONS.............................................          34
      Description of Payment Options........................          35
      Election of Payment Options and Annuity Payments......          35
YIELDS AND TOTAL RETURNS....................................          38
FEDERAL TAX MATTERS.........................................          39
      Introduction..........................................          39
      Tax Status of the Contract............................          40
      Taxation of Annuities.................................          41
      Transfers, Assignments or Exchanges of a Contract.....          43
      Withholding...........................................          43
      Multiple Contracts....................................          44

                                                                 PAGE
                                                              -----------
      Taxation of Qualified Contracts.......................          44
      Possible Charge for the Company's Taxes...............          46
      Other Tax Consequences................................          46
DISTRIBUTION OF THE CONTRACTS...............................          46
LEGAL PROCEEDINGS...........................................          47
VOTING RIGHTS...............................................          47
FINANCIAL STATEMENTS........................................          48
CALCULATING VARIABLE ANNUITY PAYMENTS.......................  Appendix A
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS.......     SAI-TOC


            The Contract may not be available in all jurisdictions.

This Prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made.

--------------------------------------------------------------------------------

DEFINITIONS
--------------------------------------------------------------------------------

ACCOUNT: Farm Bureau Life Annuity Account.

ANNUITANT: The person or persons whose life (or lives) determines the annuity benefits payable under the Contract and whose death determines the death benefit.

BENEFICIARY: The person to whom the Company pays the proceeds on the death of the Owner/Annuitant.


BUSINESS DAY: Each day that the New York Stock Exchange is open for trading, except: (1) any period when the Securities and Exchange Commission determines that an emergency exists which makes it impracticable for a Fund to dispose of its securities or to fairly determine the value of its net assets; or (2) such other periods as the Securities and Exchange Commission may permit for the protection of security holders of a Fund. Assets are valued at the close of each Business Day (3:00 p.m. central time).


CASH VALUE: The total amount invested under the Contract, which is the sum of the values of the Contract in each Subaccount of the Account plus the value of the Contract in the Declared Interest Option.

CASH SURRENDER VALUE: The Cash Value less any applicable surrender charge.

THE CODE: The Internal Revenue Code of 1986, as amended.

THE COMPANY ("WE", "US" OR "OUR"): Farm Bureau Life Insurance Company.

CONTRACT: The individual flexible premium deferred variable annuity contract we offer and describe in this Prospectus, which term includes the basic contract described in this Prospectus, the contract application, any supplemental applications and any endorsements or additional benefit riders or agreements.

CONTRACT ANNIVERSARY: The same date in each Contract Year as the Contract Date.


CONTRACT DATE: The date on which the Company receives a properly completed application at the Home Office. It is the date set forth on the data page of the Contract which the Company uses to determine Contract Years and Contract Anniversaries.


CONTRACT YEAR: A twelve-month period beginning on the Contract Date or on a Contract Anniversary.

DECLARED INTEREST OPTION: An investment option under the Contract funded by the Company's General Account. It is not part of, nor dependent upon, the investment performance of the Account.

DUE PROOF OF DEATH: Satisfactory documentation provided to the Company verifying proof of death. This documentation may include the following:

    (a) a certified copy of the death certificate;

    (b) a certified copy of a court decree reciting a finding of death; or

    (c) any other proof satisfactory to the Company.


FUND: An open-end diversified management investment company or unit investment trust in which the Account invests.


GENERAL ACCOUNT: The assets of the Company other than those allocated to the Account or any other separate account of the Company.

HOME OFFICE: The principal office of the Company at 5400 University Avenue, West Des Moines, Iowa 50266.

INVESTMENT OPTION: A Fund, or a separate investment portfolio of a Fund.

NON-QUALIFIED CONTRACT: A Contract that is not a Qualified Contract.

OWNER ("YOU" OR "YOUR"): The person who owns the Contract and who is entitled to exercise all rights and privileges provided in the Contract.

QUALIFIED CONTRACT: A Contract the Company issues in connection with plans that qualify for special federal income tax treatment under Sections 401(a), 403(a), 403(b), 408 or 408A of the Code. These plans already provide tax deferral so you should consider purchasing a Contract based on its other features and benefits.

RETIREMENT DATE: The date when the Company applies the Cash Value under a payment option, if the Annuitant is still living.

SEC: The U.S. Securities and Exchange Commission.


SUBACCOUNT: A subdivision of the Account which invests its assets exclusively in a corresponding Investment Option.


VALUATION PERIOD: The period that starts at the close of business (3:00 p.m. central time) on one Business Day and ends at the close of business on the next succeeding Business Day.


WRITTEN NOTICE: A written request or notice signed by the owner on a form satisfactory to the Company which the Company receives at the Home Office.

--------------------------------------------------------------------------------

EXPENSE TABLES
--------------------------------------------------------------------------------

    The following expense information assumes that the entire Cash Value is variable cash value.

OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Premiums                              None


Surrender charge (contingent deferred sales charge)--during Accumulation Phase:
(as a percentage of the amount surrendered)



CONTRACT YEAR*             SURRENDER CHARGE
1                                 6%
2                                 5
3                                 4
4                                 3
5                                 2
6                                 1
7 and after                       0



    * You may annually surrender a maximum of 10% of the Cash Value without incurring a surrender charge. The amount that you may surrender without incurring a surrender charge is not cumulative from Contract Year to Contract Year. (See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--AMOUNTS NOT SUBJECT TO SURRENDER CHARGE.")



       Under certain circumstances, a surrender charge may apply on the Retirement Date. (See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--SURRENDER CHARGE AT THE RETIREMENT DATE.")



Commutation fee (surrender charge)--during Payout Phase:



                             CHARGE AS A
YEAR OF VARIABLE PAYMENT    PERCENTAGE OF
OPTION IN WHICH                ORIGINAL
SURRENDER OCCURS*              PROCEEDS
1                                 6%
2                                 5
3                                 4
4                                 3
5                                 2
6                                 1
7 and after                       0



    * We will deduct a commutation fee (surrender charge) from any full surrender requested during the first six years of a variable payment option.

Transfer Processing Fee                                       $ 25*


    * We waive the transfer processing fee for the first twelve transfers during a Contract Year. The Company may charge $25 for the thirteenth and each subsequent transfer during the Contract Year.


Annual Administrative Charge                                  $ 30
Annual Account Expenses (as a percentage of average net
assets)
  Mortality and Expense Risk Charge                           1.25%
  Other Account Expenses                                      None
  Total Account Expenses                                      1.25%

ANNUAL INVESTMENT OPTION EXPENSES (as a percentage of average net assets after waivers or reimbursements)


                                                    ADVISORY    OTHER      12B-1         TOTAL
INVESTMENT OPTION                                     FEE      EXPENSES     FEE         EXPENSES
American Century
  VP Ultra Fund                                      1.00%      0.00%      0.00%         1.00%(1)(2)
  VP Vista Fund                                      1.00%      0.00%      0.00%         1.00%(1)
Dreyfus
  VIF Appreciation Portfolio -- Initial Share
  Class                                              0.75%      0.03%      0.00%         0.78%
  VIF Disciplined Stock Portfolio -- Initial Share
  Class                                              0.75%      0.06%      0.00%         0.81%
  VIF Growth and Income Portfolio -- Initial Share
  Class                                              0.75%      0.04%      0.00%         0.79%
  VIF International Equity Portfolio -- Initial
  Share Class                                        0.75%      0.33%      0.00%         1.08%
  VIF Small Cap Portfolio -- Initial Share Class     0.75%      0.04%      0.00%         0.79%
  Dreyfus Socially Responsible Growth Fund, Inc.
  -- Service Share Class                             0.75%      0.09%      0.25%         1.09%
EquiTrust Variable Insurance Series Fund
  Blue Chip Portfolio                                0.20%      0.08%      0.00%         0.28%
  High Grade Bond Portfolio                          0.30%      0.15%      0.00%         0.45%
  Managed Portfolio                                  0.45%      0.11%      0.00%         0.56%
  Money Market Portfolio                             0.25%      0.25%      0.00%         0.50%
  Strategic Yield Portfolio(3)                       0.45%      0.14%      0.00%         0.59%
  Value Growth Portfolio                             0.45%      0.12%      0.00%         0.57%
Fidelity Variable Insurance Products Funds
  VIP Contrafund Portfolio -- Initial Class          0.58%      0.10%      0.00%         0.68%(4)
  VIP Growth Portfolio -- Initial Class              0.58%      0.10%      0.00%         0.68%(4)
  VIP Growth & Income Portfolio -- Initial Class     0.48%      0.10%      0.00%         0.58%(4)
  VIP High Income Portfolio -- Service Class 2       0.58%      0.15%      0.25%         0.98%
  VIP Index 500 Portfolio -- Initial Class           0.24%      0.04%      0.00%         0.28%(5)
  VIP Mid Cap Portfolio -- Service Class 2           0.58%      0.11%      0.25%         0.94%
  VIP Overseas Portfolio -- Initial Class            0.73%      0.19%      0.00%         0.92%(4)
Franklin Templeton
  Franklin Small Cap Fund -- Class 2                 0.45%      0.31%      0.25%         1.01%(6)(7)
  Franklin Small Cap Value Securities Fund --
  Class 2                                            0.57%      0.20%      0.25%         1.02%(6)(7)
  Franklin U.S. Government Fund -- Class 2           0.51%      0.02%      0.25%         0.78%(7)(8)
  Mutual Shares Securities Fund -- Class 2           0.60%      0.19%      0.25%         1.04%(7)
  Templeton Growth Securities Fund -- Class 2        0.80%      0.05%      0.25%         1.10%(7)(8)
J.P. Morgan Series Trust II
  JPMorgan Mid-Cap Value Portfolio                   0.70%      0.30%      0.00%         1.00%(9)(10)
  JPMorgan Small Company Portfolio                   0.60%      0.55%      0.00%         1.15%
Summit Pinnacle Series
  NASDAQ-100 Index Portfolio                         0.35%      0.30%      0.00%         0.65%(11)
  Russell 2000 Small Cap Index Portfolio             0.35%      0.40%      0.00%         0.75%(11)
  S&P MidCap 400 Index Portfolio                     0.30%      0.30%      0.00%         0.60%(11)
T. Rowe Price Equity Series, Inc.
  Equity Income Portfolio                            0.85%      0.00%      0.00%         0.85%(12)
  Mid-Cap Growth Portfolio                           0.85%      0.00%      0.00%         0.85%(12)
  New America Growth Portfolio                       0.85%      0.00%      0.00%         0.85%(12)
  Personal Strategy Balanced Portfolio               0.90%      0.00%      0.00%         0.90%(12)
T. Rowe Price International Series, Inc.
  International Stock Portfolio                      1.05%      0.00%      0.00%         1.05%(12)

(1) The Fund's inception date was May 1, 2001; therefore, the expense information shown is annualized. The manager provides the Fund with investment advisory and management services in exchange for a single, unified management fee. The agreement provides that all expenses of the Fund except brokerage commissions, taxes, interest, fees and expenses of non-interested directors and extraordinary expenses will be paid by the manager.



(2) The Fund has a "stepped" fee schedule. As a result, the Fund's management fee rate decreases as the Fund's assets increase.



(3) Effective May 1, 2002, the High Yield Bond Portfolio changed its name to Strategic Yield Portfolio.



(4) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses, and/or because through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. See the accompanying Fund prospectus for details.



(5) The Fund's manager has voluntarily agreed to reimburse the class's expenses if they exceed 0.28%. Absent this reimbursement, the total annual class operating expenses were 0.35%. This arrangement may be discontinued by the Fund's manager at any time.



(6) For the Franklin Small Cap and Franklin Small Cap Value Securities Funds, the manager had agreed in advance to make estimated reductions of 0.08% and 0.03%, respectively, of their fees to reflect reduced services resulting from the Funds' investment in a Franklin Templeton money fund. These reductions are required by the Funds' Board of Trustees and an order of the Securities and Exchange Commission. Absent these reductions, the total Investment Option operating expenses presented in the preceding table would have been 1.09% and 1.05%, respectively.



(7) The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.



(8) The Fund administration fee is paid indirectly through the management fee.



(9) The Fund's inception date was September 28, 2001; therefore, the expense information shown is based on annualized expenses for fiscal year 2001.



(10) JPMorgan Chase Bank, an affiliate of J.P. Morgan, has voluntarily agreed to reimburse certain expenses if they exceed a certain level. Absent this reimbursement, the total annual operating expenses would have been 10.62%.



(11) Total expenses in excess of 0.65% for the NASDAQ-100 Index Portfolio, in excess of 0.75% for the Russell 2000 Small Cap Index Portfolio and in excess of 0.60% for the S&P MidCap 400 Index Portfolio are paid by the Fund's adviser.



(12) Total annual investment option expenses are an all-inclusive fee and pay for investment management services and ordinary, recurring operating costs.



The above tables are intended to assist you in understanding the costs and expenses that you will bear directly or indirectly. The tables reflect the expenses for the Account based on the actual expenses for each Investment Option for the 2001 fiscal year. Current and future expense figures may be higher or lower than those shown. For a more complete description of the various costs and expenses see "CHARGES AND DEDUCTIONS" and the prospectus for each Investment Option which accompanies this Prospectus. We do not independently verify the information provided in the accompanying prospectuses.

  EXAMPLES: You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

1. If you surrender or annuitize the Contract at the end of the applicable time period:


SUBACCOUNT                                                     1 YEAR    3 YEARS    5 YEARS    10 YEARS
American Century
  VP Ultra Fund                                                 $81        $118       $155       $285
  VP Vista Fund                                                 $81        $118       $155       $285
Dreyfus
  VIF Appreciation Portfolio -- Initial Share Class             $79        $111       $144       $262
  VIF Disciplined Stock Portfolio -- Initial Share Class        $79        $112       $146       $265
  VIF Growth and Income Portfolio -- Initial Share Class        $79        $112       $145       $263
  VIF International Equity Portfolio -- Initial Share Class     $82        $120       $159       $293
  VIF Small Cap Portfolio -- Initial Share Class                $79        $112       $145       $263
  Dreyfus Socially Responsible Growth Fund, Inc. -- Service
  Share Class                                                   $82        $120       $160       $294
EquiTrust Variable Insurance Series Fund
  Blue Chip Portfolio                                           $74        $ 97       $119       $210
  High Grade Bond Portfolio                                     $76        $102       $127       $228
  Managed Portfolio                                             $77        $105       $133       $239
  Money Market Portfolio                                        $76        $103       $130       $233
  Strategic Yield Portfolio                                     $77        $106       $135       $243
  Value Growth Portfolio                                        $77        $105       $134       $243
Fidelity Variable Insurance Products Funds
  VIP Contrafund Portfolio                                      $78        $108       $139       $252
  VIP Growth Portfolio                                          $78        $108       $139       $252
  VIP Growth & Income Portfolio                                 $77        $105       $134       $242
  VIP High Income Portfolio                                     $81        $117       $154       $283
  VIP Index 500 Portfolio                                       $74        $ 97       $119       $210
  VIP Mid Cap Portfolio                                         $81        $116       $152       $279
  VIP Overseas Portfolio                                        $80        $115       $151       $277
Franklin Templeton
  Franklin Small Cap Fund                                       $81        $118       $155       $286
  Franklin Small Cap Value Securities Fund                      $81        $119       $156       $287
  Franklin U.S. Government Fund                                 $79        $111       $144       $262
  Mutual Shares Securities Fund                                 $81        $119       $157       $289
  Templeton Growth Securities Fund                              $82        $121       $160       $295
J.P. Morgan Series Trust II
  JPMorgan Mid-Cap Value Portfolio                              $81        $118       $155       $285
  JPMorgan Small Company Portfolio                              $83        $122       $162       $299
Summit Pinnacle Series
  NASDAQ-100 Index Portfolio                                    $78        $108       $138       $249
  Russell 2000 Small Cap Index Portfolio                        $79        $110       $143       $259
  S&P MidCap 400 Index Portfolio                                $77        $106       $135       $244
T. Rowe Price Equity Series, Inc.
  Equity Income Portfolio                                       $80        $113       $147       $269
  Mid-Cap Growth Portfolio                                      $80        $113       $147       $269
  New America Growth Portfolio                                  $80        $113       $147       $269
  Personal Strategy Balanced Portfolio                          $80        $115       $150       $274
T. Rowe Price International Series, Inc.
  International Stock Portfolio                                 $82        $119       $157       $290

2. If you do not surrender or annuitize the Contract at the end of the applicable time period:


SUBACCOUNT                                                     1 YEAR    3 YEARS    5 YEARS    10 YEARS
American Century
  VP Ultra Fund                                                 $26        $79        $135       $285
  VP Vista Fund                                                 $26        $79        $135       $285
Dreyfus
  VIF Appreciation Portfolio -- Initial Share Class             $24        $72        $123       $262
  VIF Disciplined Stock Portfolio -- Initial Share Class        $24        $73        $125       $265
  VIF Growth and Income Portfolio -- Initial Share Class        $24        $73        $124       $263
  VIF International Equity Portfolio -- Initial Share Class     $27        $81        $139       $293
  VIF Small Cap Portfolio -- Initial Share Class                $24        $73        $124       $263
  Dreyfus Socially Responsible Growth Fund, Inc. -- Service
  Share Class                                                   $27        $82        $139       $294
EquiTrust Variable Insurance Series Fund
  Blue Chip Portfolio                                           $19        $57        $ 98       $210
  High Grade Bond Portfolio                                     $20        $62        $107       $228
  Managed Portfolio                                             $21        $66        $112       $239
  Money Market Portfolio                                        $21        $64        $109       $233
  Strategic Yield Portfolio                                     $22        $67        $114       $243
  Value Growth Portfolio                                        $21        $66        $113       $243
Fidelity Variable Insurance Products Funds
  VIP Contrafund Portfolio                                      $23        $69        $118       $252
  VIP Growth Portfolio                                          $23        $69        $118       $252
  VIP Growth & Income Portfolio                                 $22        $66        $113       $242
  VIP High Income Portfolio                                     $26        $78        $134       $283
  VIP Index 500 Portfolio                                       $19        $57        $ 98       $210
  VIP Mid Cap Portfolio                                         $25        $77        $132       $279
  VIP Overseas Portfolio                                        $25        $77        $131       $277
Franklin Templeton
  Franklin Small Cap Fund                                       $26        $79        $135       $286
  Franklin Small Cap Value Securities Fund                      $26        $80        $136       $287
  Franklin U.S. Government Fund                                 $24        $72        $123       $262
  Mutual Shares Securities Fund                                 $26        $80        $137       $289
  Templeton Growth Securities Fund                              $27        $82        $140       $295
J.P. Morgan Series Trust II
  JPMorgan Mid-Cap Value Portfolio                              $26        $79        $135       $285
  JPMorgan Small Company Portfolio                              $27        $84        $142       $299
Summit Pinnacle Series
  NASDAQ-100 Index Portfolio                                    $22        $68        $117       $249
  Russell 2000 Small Cap Index Portfolio                        $23        $71        $122       $259
  S&P MidCap 400 Index Portfolio                                $22        $67        $114       $244
T. Rowe Price Equity Series, Inc.
  Equity Income Portfolio                                       $24        $74        $127       $269
  Mid-Cap Growth Portfolio                                      $24        $74        $127       $269
  New America Growth Portfolio                                  $24        $74        $127       $269
  Personal Strategy Balanced Portfolio                          $25        $76        $130       $274
T. Rowe Price International Series, Inc.
  International Stock Portfolio                                 $26        $81        $137       $290



Expenses assume that current fee waivers and expense reimbursements for the Funds continue for the periods shown.


The examples provided above assume that no transfer charges or premium taxes have been assessed. The examples also assume that the annual administrative charge is $30 and that the Cash Value per Contract is $10,000, which translates the administrative charge into an assumed .30% charge for the purposes of the examples.

Please do not consider the examples a representation of past or future expenses. The assumed 5% annual rate of return is hypothetical and is not a representation of past or future annual returns, which may be greater or less than this assumed rate.

--------------------------------------------------------------------------------

SUMMARY OF THE CONTRACT
--------------------------------------------------------------------------------

  ISSUANCE OF A CONTRACT. The Contract is an individual flexible premium deferred variable annuity contract with no maximum age required of owners on the Contract Date (see "DESCRIPTION OF ANNUITY CONTRACT--Issuance of a Contract"). See "DISTRIBUTION OF THE CONTRACTS" for information on compensation of persons selling the Contracts. The Contracts are:

    - "flexible premium" because you do not have to pay premiums according to a fixed schedule, and

    - "variable" because, to the extent Cash Value is attributable to the Account, Cash Value will increase and decrease based on the investment performance of the Investment Options corresponding to the Subaccounts to which you allocate your premiums.

  FREE-LOOK PERIOD. You have the right to return the Contract within 10 days after you receive it (certain states allow 20 days) (see "DESCRIPTION OF ANNUITY CONTRACT--Free-Look Period"). If you return the Contract, it will become void and you will receive either the greater of:

    -   premiums paid, or


    - the Cash Value on the date the Company receives the returned Contract at our Home Office, plus administrative charges and any other charges deducted under the Contract.



  PREMIUMS. The minimum initial premium amount the Company accepts is $1,000. (We may waive the minimum initial premium amount for certain Qualified Contracts.) You may make subsequent premium payments (minimum of $50 each) at any time. (See "DESCRIPTION OF ANNUITY CONTRACT--Premiums.")


  ALLOCATION OF PREMIUMS. You can allocate premiums to one or more Subaccounts, the Declared Interest Option, or both (see "DESCRIPTION OF ANNUITY CONTRACT--Allocation of Premiums").

    - The Company will allocate the initial premium to the Money Market Subaccount for 10 days from the Contract Date.

    - At the end of that period, the Company will allocate those monies among the Subaccounts and the Declared Interest Option according to the instructions in your application.

  TRANSFERS. You may transfer monies in a Subaccount or the Declared Interest Option to another Subaccount or the Declared Interest Option on or before the Retirement Date (see "DESCRIPTION OF ANNUITY CONTRACT--Transfer Privilege").

    - The mimimum amount of each transfer is $100 or the entire amount in the Subaccount or Declared Interest Option, if less.


    - Only one transfer from the Declared Interest Option is allowed each Contract Year and must be for no more than 25% of the Cash Value in that option. If the Cash Value in the Declared Interest Option after the transfer is less than $1,000, you may transfer the entire amount.


    - The Company waives fees for the first twelve transfers during a Contract Year.


    - The Company may assess a transfer processing fee of $25 for the 13th and each subsequent transfer during a Contract Year.



  PARTIAL SURRENDER. You may surrender part of the Cash Value upon written notice at any time before the Retirement Date (see "DESCRIPTION OF ANNUITY CONTRACT--Partial Surrenders and Surrenders--PARTIAL SURRENDERS"). Certain partial surrenders may be subject to a surrender charge (see "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge) - CHARGE FOR PARTIAL SURRENDER OR SURRENDER"). A partial surrender may have tax consequences and may be restricted under certain Qualified Contracts. (See "FEDERAL TAX MATTERS.")



  SURRENDER. You may surrender your Contract upon written notice on or before the Retirement Date (see "DESCRIPTION OF ANNUITY CONTRACT--Partial Surrenders and Surrenders--SURRENDERS"). A surrender may have tax consequences and may be restricted under certain Qualified Contracts. (See "FEDERAL TAX MATTERS.")

  DEATH BENEFIT. We will pay a death benefit if the Owner dies prior to the Retirement Date (see DESCRIPTION OF ANNUITY CONTRACT--Death Benefit Before the Retirement Date).

CHARGES AND DEDUCTIONS

  Your Contract will be assessed the following charges and deductions:

  SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE). We apply a charge if you make a partial surrender from or surrender your Contract during the first six Contract Years (see "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--CHARGE FOR PARTIAL SURRENDER OR SURRENDER"). We deduct this charge from the amount surrendered.

        CONTRACT           SURRENDER
        YEAR                CHARGE
        1                     6%
        2                     5
        3                     4
        4                     3
        5                     2
        6                     1
        7 and after           0

  You may annually surrender a maximum of 10% of the Cash Value without incurring a surrender charge. (See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--AMOUNTS NOT SUBJECT TO SURRENDER CHARGE.")

  We reserve the right to waive the surrender charge as provided in the Contract. (See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--WAIVER OF SURRENDER CHARGE.")

  ANNUAL ADMINISTRATIVE CHARGE. We deduct an annual administrative charge of $30 on the Contract Date and on each Contract Anniversary prior to the Retirement Date (see "CHARGES AND DEDUCTIONS--Annual Administrative Charge"). We currently waive this charge:

    -   with an initial premium payment of $50,000 or greater, or


    -   if the Cash Value is $50,000 or greater on your Contract Anniversary.


  We may terminate this waiver at any time.


  TRANSFER PROCESSING FEE. We may assess a $25 fee for the 13th and each subsequent transfer in a Contract Year.


  MORTALITY AND EXPENSE RISK CHARGE. We apply a daily mortality and expense risk charge, calculated at an annual rate of 1.25% (approximately 0.86% for mortality risk and 0.39% for expense risk) (see "CHARGES AND
  DEDUCTIONS--Mortality and Expense Risk Charge").


  INVESTMENT OPTION EXPENSES. The assets of the Account will reflect the investment advisory fee and other operating expenses incurred by each Investment Option. The table on page 7 titled "Annual Investment Option Expenses" lists these fees.


ANNUITY PROVISIONS

  On your Retirement Date, you may choose to have the Cash Surrender Value distributed to you as follows:

    -   under a payment option, or

    -   in a lump sum (see "PAYMENT OPTIONS").

FEDERAL TAX MATTERS

  The Contract's earnings are generally not taxed until you take a distribution. If you are under age 59 1/2 when you take a distribution, the earnings may also be subject to a penalty tax. Different tax consequences apply to distributions from Qualified Contracts. (See "FEDERAL TAX MATTERS.")

--------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------


    The Account commenced operations on December 13, 1993, however, no premiums were received until January 3, 1994. The information presented below reflects the accumulation unit information for the Subaccounts for each period specified below ending on December 31.



                                              ACCUMULATION      ACCUMULATION
                                              UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS AT
SUBACCOUNT                                  BEGINNING OF YEAR    END OF YEAR       END OF YEAR
Blue Chip
  1994                                         $10.000000        $ 9.894181         79,759.631145
  1995                                           9.894181         12.994267        166,613.068180
  1996                                          12.994267         15.598591        420,198.490583
  1997                                          15.598591         19.644248        865,517.558301
  1998                                          19.644248         23.076586      1,405,038.490515
  1999                                          23.076586         27.550162      1,605,404.332352
  2000                                          27.550162         24.891473      1,700,516.513888
  2001                                          24.891473         21.806390      1,684,175.582512
High Grade Bond
  1994                                         $10.000000        $ 9.814168         76,901.476870
  1995                                           9.814168         11.081686        111,363.527645
  1996                                          11.081686         11.598221        157,246.624168
  1997                                          11.598221         12.638724        246,715.778945
  1998                                          12.638724         13.424249        478,226.393161
  1999                                          13.424249         13.200202        610,691.272284
  2000                                          13.200202         14.489917        504,863.107450
  2001                                          14.489917         15.613257        640,404.025303
Managed
  1994                                         $10.000000        $ 9.391586        399,444.197239
  1995                                           9.391586         11.673937        470,401.235924
  1996                                          11.673937         13.544603        874,077.697751
  1997                                          13.544603         14.812821      1,587,400.851287
  1998                                          14.812821         13.353071      2,135,009.594475
  1999                                          13.353071         12.732614      1,655,918.646748
  2000                                          12.732614         16.021408      1,124,377.006654
  2001                                          16.021408         17.108025      1,222,742.732976
Money Market
  1994                                         $10.000000        $10.244543         34,710.804010
  1995                                          10.244543         10.674932         35,138.421239
  1996                                          10.674932         11.060720         98,181.048713
  1997                                          11.060720         11.490613        103,638.521767
  1998                                          11.490613         11.918652        196,131.265936
  1999                                          11.918652         12.311317        277,902.542187
  2000                                          12.311317         12.879016        311,127.565808
  2001                                          12.879016         13.170669        421,395.027899

                                              ACCUMULATION      ACCUMULATION
                                              UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS AT
SUBACCOUNT                                  BEGINNING OF YEAR    END OF YEAR       END OF YEAR
Strategic Yield
  1994                                         $10.000000        $ 9.694750        121,183.181173
  1995                                           9.694750         11.030995        204,375.618302
  1996                                          11.030995         12.279317        259,711.686337
  1997                                          12.279317         13.599893        318,387.884067
  1998                                          13.599893         14.357539        574,791.394312
  1999                                          14.357539         14.074203        645,218.673657
  2000                                          14.074203         14.324807        527,506.913808
  2001                                          14.324807         15.453307        628,034.410467
Value Growth
  1994                                         $10.000000        $ 9.444367        432,277.301991
  1995                                           9.444367         11.757386        517,391.062449
  1996                                          11.757386         13.674196        842,024.475801
  1997                                          13.674196         14.351888      1,480,458.189756
  1998                                          14.351888         10.708359      1,798,954.440607
  1999                                          10.708359          9.903134      1,698,985.167791
  2000                                           9.903134         11.419804      1,213,246.995853
  2001                                          11.419804         12.066069      1,312,538.753153
Contrafund(1)
  1999                                         $10.000000        $11.412001        268,419.718536
  2000                                          11.412001         10.591291        780,928.170248
  2001                                          10.591291          9.178822        914,443.540568
Growth(1)
  1999                                         $10.000000        $12.470481        463,699.762973
  2000                                          12.470481         11.021759      1,444,185.491846
  2001                                          11.021759          8.962737      1,670,057.105953
Fidelity Growth & Income(1)
  1999                                         $10.000000        $10.215613        256,006.036822
  2000                                          10.215613          9.731343        547,733.198564
  2001                                           9.731343          8.769546        608,635.377362
Index 500(1)
  1999                                         $10.000000        $10.978394        364,582.667227
  2000                                          10.978394          9.866754        940,433.025457
  2001                                           9.866754          8.564903      1,124,474.662913
Overseas(1)
  1999                                         $10.000000        $13.059675         63,176.428061
  2000                                          13.059675         10.471433        322,687.496577
  2001                                          10.471433          8.151430        367,837.290891
International Stock(1)
  1999                                         $10.000000        $12.594365         37,855.933511
  2000                                          12.594365         10.251995        172,671.089779
  2001                                          10.251995          7.874745        209,554.144741
Mid Cap Growth(1)
  1999                                         $10.000000        $11.558106        148,116.601103
  2000                                          11.558106         12.421143        520,410.344429
  2001                                          12.421143         12.154258        635,106.149730
New America Growth(1)
  1999                                         $10.000000        $10.618750        148,260.057146
  2000                                          10.618750          9.428713        341,918.901284
  2001                                           9.428713          8.208428        419,416.743464

                                              ACCUMULATION      ACCUMULATION
                                              UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS AT
SUBACCOUNT                                  BEGINNING OF YEAR    END OF YEAR       END OF YEAR
Personal Strategy Balanced(1)
  1999                                         $10.000000        $10.190662        204,868.486876
  2000                                          10.190662         10.650909        504,370.109579
  2001                                          10.650909         10.265004        653,152.291283
VP Ultra(2)
  2001                                          10.000000         10.921483          8,218.559963
VP Vista(2)
  2001                                          10.000000         10.142488          3,010.903165
Appreciation(2)
  2001                                          10.000000         10.545102          7,411.686736
Disciplined Stock(2)
  2001                                          10.000000         10.465309          1,951.550563
Dreyfus Growth and Income(2)
  2001                                          10.000000         10.712789          3,462.659348
International Equity(2)
  2001                                          10.000000         10.849521          1,409.988455
Dreyfus Small Cap(2)
  2001                                          10.000000         11.262928          2,938.187192
Socially Responsible Growth(2)
  2001                                          10.000000         10.647350          1,220.691492
High Income(2)
  2001                                          10.000000         10.248563         23,020.752220
MidCap(2)
  2001                                          10.000000         10.597833         10,933.767742
Franklin Small Cap(2)
  2001                                          10.000000         11.558771          3,083.119175
Small Cap Value Securities(2)
  2001                                          10.000000         11.449250          3,576.395784
U.S. Government(2)
  2001                                          10.000000          9.891025         24,469.317956
Mutual Shares Securities(2)
  2001                                          10.000000         10.470231         13,161.731021
Growth Securities(2)
  2001                                          10.000000         10.815035         10,389.307099
Mid-Cap Value(2)
  2001                                          10.000000         10.770523         17,293.966910
Small Company(2)
  2001                                          10.000000         11.482765          4,097.895586
NASDAQ-100 Index(2)
  2001                                          10.000000         13.639226         21,180.759362
Russell 2000 Small Cap Index(2)
  2001                                          10.000000         12.244342         10,938.381690
S&P MidCap 400 Index(2)
  2001                                          10.000000         11.953234         23,279.255577
Equity Income(2)
  2001                                          10.000000         10.559722         39,268.253196



    (1) Available May 1, 1999.


    (2) Available October 1, 2001.

--------------------------------------------------------------------------------

THE COMPANY, ACCOUNT AND INVESTMENT OPTIONS
--------------------------------------------------------------------------------

FARM BUREAU LIFE INSURANCE COMPANY


    The Company was incorporated on October 30, 1944 as a stock life insurance company in the State of Iowa and is principally engaged in the offering of life insurance policies, disability income insurance policies and annuity contracts. One hundred percent of our outstanding voting shares are owned by FBL Financial Group, Inc., of which Iowa Farm Bureau Federation owned 57.08% of the outstanding voting stock at December 31, 2001. We are admitted to do business in 18 states: Arizona, Colorado, Idaho, Iowa, Kansas, Minnesota, Montana, Nebraska, Nevada, New Mexico, North Dakota, Oklahoma, Oregon, South Dakota, Utah, Washington, Wisconsin and Wyoming. Our Home Office is at
    5400 University Avenue, West Des Moines, Iowa 50266.

--------------------------------------------------------------------------------

IOWA FARM BUREAU FEDERATION

    Iowa Farm Bureau Federation is an Iowa not-for-profit corporation, the members of which are county Farm Bureau organizations and their individual members. Iowa Farm Bureau Federation is primarily engaged, through various divisions and subsidiaries, in the formulation, analysis and promotion of programs (at local, state, national and international levels) that are designed to foster the educational, social and economic advancement of its members. The principal offices of Iowa Farm Bureau Federation are at 5400 University Avenue, West Des Moines, Iowa 50266.
--------------------------------------------------------------------------------


IMSA



    The Company is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA members subscribe to a set of ethical standards involving the sales and service of individually sold life insurance and annuities. As a member of IMSA, the Company may use the IMSA logo and language in advertisements.

--------------------------------------------------------------------------------

FARM BUREAU LIFE ANNUITY ACCOUNT

    On July 26, 1993, we established the Account pursuant to the laws of the State of Iowa. The Account:

        -   will receive and invest premiums paid to it under the Contract;

        - will receive and invest premiums for other variable annuity contracts we issue;

        - is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Account, us or the Funds.

    We own the Account's assets. However, we cannot charge the Account with liabilities arising out of any other business we may conduct. The Account's assets are available to cover the general liabilities of the Company only to the extent that the Account's assets exceed its liabilities. We may transfer assets which exceed these reserves and liabilities to our General Account. All obligations arising under the Contracts are general corporate obligations of the Company.
--------------------------------------------------------------------------------

INVESTMENT OPTIONS

    There are currently 36 Subaccounts available under the Account, each of which invests exclusively in shares of a single corresponding Investment Option. Each of the Investment Options was formed as an investment vehicle for insurance company separate accounts. Each Investment Option has its own investment objectives and separately determines the income and losses for that Investment Option. While you may be invested in up to sixteen Investment Options at any one time, including the

    Declared Interest Option, each premium payment you submit may be directed to a maximum of 10 Investment Options, including the Declared Interest Option.

    The investment objectives and policies of certain Investment Options are similar to the investment objectives and policies of other portfolios that the same investment adviser, investment sub-adviser or manager may manage. The investment results of the Investment Options, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Investment Options will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser, investment sub-adviser or manager.

    We have summarized below the investment objectives and policies of each Investment Option. There is no assurance that any Investment Option will achieve its stated objectives. You should also read the prospectus for each Investment Option, which must accompany or precede this Prospectus, for more detailed information, including a description of risks and expenses.

AMERICAN CENTURY. American Century Investment Management, Inc. is the investment adviser to the Funds.


PORTFOLIO                              INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
VP Ultra Fund                          -  This Fund seeks long-term capital growth. The Fund
                                          pursues this objective by investing in common stocks of
                                          large companies with earnings and revenue that are not
                                          only growing, but growing at a successively faster, or
                                          accelerating pace.
VP Vista Fund                          -  This Fund seeks long-term capital growth. The Fund
                                          pursues this objective by investing in common stocks of
                                          medium-sized and smaller companies which will increase in
                                          value over time.



DREYFUS. The Dreyfus Corporation serves as the investment adviser to the Funds. Fayez Sarofim and Co. serves as the investment sub-adviser to the Dreyfus Variable Investment Fund: Appreciation Portfolio.



PORTFOLIO                              INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
Dreyfus Variable Investment Fund:      -  This Portfolio primarily seeks long-term capital growth,
Appreciation Portfolio--Initial Share     consistent with the preservation of capital; current
Class                                     income is a secondary investment objective. The Portfolio
                                          invests primarily in the common stocks focusing on blue
                                          chip companies with total market values of more than
                                          $5 billion at the time of purchase.
Dreyfus Variable Investment Fund:      -  This Portfolio seeks to provide investment returns
Disciplined Stock Portfolio--Initial      (consists of capital appreciation and income) that are
Share Class                               greater than the total return of stocks, as represented
                                          by the Standard & Poor's 500 Composite Stock Price Index.
                                          The Portfolio invests at least 80% of its assets in
                                          stocks.
Dreyfus Variable Investment Fund:      -  This Portfolio seeks to provide long-term capital growth,
Growth and Income Portfolio--Initial      current income and growth of income, consistent with
Share Class                               reasonable investment risk by investing primarily in
                                          stocks, bonds and money market instruments of domestic
                                          and foreign issuers.
Dreyfus Variable Investment Fund:      -  This Portfolio seeks capital growth by investing at least
International Equity                      80% of its assets in stocks and primarily in stocks of
Portfolio--Initial Share Class            foreign companies located in developed countries.

PORTFOLIO                              INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
Dreyfus Variable Investment Fund:      -  This Portfolio seeks maximum capital appreciation by
Small Cap Portfolio--Initial Share        investing at least 80% of its assets in small cap
Class                                     companies. Small cap companies are defined as those with
                                          total market values of less than $2 billion at the time
                                          of purchase. The Portfolio will be particularly alert to
                                          companies considered by the adviser to be emerging
                                          smaller-sized companies which are believed to be
                                          characterized by new or innovative products, services or
                                          processes which should enhance prospects for growth in
                                          future earnings.
Dreyfus Socially Responsible Growth    -  This Fund seeks to provide capital growth; current income
Fund, Inc.--Service Share Class           is a secondary goal. This Fund invests at least 80% of
                                          its assets in the common stocks of companies that meet
                                          traditional investment standards and conduct their
                                          business in a manner that contributes to the enhancement
                                          of the quality of life in America.



EQUITRUST VARIABLE INSURANCE SERIES FUND. EquiTrust Investment Management Services, Inc. is the investment adviser to the Portfolios.



PORTFOLIO                              INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
Blue Chip Portfolio                    -  This Portfolio seeks growth of capital and income. The
                                          Portfolio pursues this objective by investing at least
                                          80% of its assets in equity securities of
                                          well-capitalized, established companies.
High Grade Bond Portfolio              -  This Portfolio seeks as high a level of current income as is consistent with an investment in a diversified
                                          portfolio of high grade income-bearing debt securities.
                                          The Portfolio will pursue this objective by investing at
                                          least 80% of its net assets in debt securities rated AAA,
                                          AA or A by Standard & Poor's or Aaa, Aa or A by Moody's
                                          Investors Service, Inc. and in securities issued or
                                          guaranteed by the United States government or its
                                          agencies or instrumentalities.
Managed Portfolio                      -  This Portfolio seeks the highest level of total return
                                          through income and capital appreciation. The Portfolio
                                          pursues this objective through a fully managed investment
                                          policy consisting of investment in the following three
                                          market sectors: (i) common stocks and other equity
                                          securities; (ii) high grade debt securities and preferred
                                          stocks of the type in which the High Grade Bond Portfolio
                                          may invest; and (iii) money market instruments of the
                                          type in which the Money Market Portfolio may invest.
Money Market Portfolio                 -  This Portfolio seeks maximum current income consistent
                                          with liquidity and stability of principal. The Portfolio
                                          will pursue this objective by investing in high quality
                                          short-term money market instruments. AN INVESTMENT IN THE
                                          MONEY MARKET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED
                                          BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY
                                          GOVERNMENT AGENCY. THERE CAN BE NO ASSURANCE THAT THE
                                          PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET
                                          VALUE OF $1.00 PER SHARE. DURING EXTENDED PERIODS OF LOW
                                          INTEREST RATES, THE YIELD OF A MONEY MARKET SUBACCOUNT
                                          MAY ALSO BECOME EXTREMELY LOW AND POSSIBLY NEGATIVE.

PORTFOLIO                              INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
Strategic Yield Portfolio              -  This Portfolio seeks as a primary objective, as high a
                                          level of current income as is consistent with investment
                                          in a diversified portfolio of lower-rated,
                                          higher-yielding income-bearing securities. As a secondary
                                          objective, the Portfolio seeks capital appreciation when
                                          consistent with its primary objective. The Portfolio
                                          pursues these objectives by investing primarily in
                                          fixed-income securities rated Baa or lower by Moody's
                                          Investors Service, Inc. and/or BBB or lower by
                                          Standard & Poor's, or in unrated securities of comparable
                                          quality (i.e., junk bonds). AN INVESTMENT IN THIS
                                          PORTFOLIO MAY ENTAIL GREATER THAN ORDINARY FINANCIAL
                                          RISK. (See the Fund prospectus "HIGHER RISK SECURITIES
                                          AND INVESTMENT STRATEGIES--Lower-Rated Debt Securities.")
Value Growth Portfolio                 -  This Portfolio seeks long-term capital appreciation. The
                                          Portfolio pursues this objective by investing primarily
                                          in equity securities of companies that the investment
                                          adviser believes have a potential to earn a high return
                                          on capital and/or in equity securities that the
                                          investment adviser believes are undervalued by the
                                          marketplace. Such equity securities may include common
                                          stock, preferred stock and securities convertible or
                                          exchangeable into common stock.



FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS. Fidelity Management & Research Company serves as the investment adviser to these Portfolios. Bankers Trust Company serves as investment sub-adviser to the Index 500 Portfolio.



PORTFOLIO                              INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
Fidelity VIP Contrafund Portfolio      -  This Portfolio seeks capital appreciation by investing in securities of companies whose value the adviser believes
                                          is not fully recognized by the public. The Portfolio
                                          normally invests primarily in common stocks and
                                          securities convertible into common stock, but it has the
                                          flexibility to invest in other types of securities.
Fidelity VIP Growth Portfolio          -  This Portfolio seeks capital appreciation by investing
                                          primarily in common stocks. The Portfolio, however, is
                                          not restricted to any one type of security and may pursue
                                          capital appreciation through the purchase of bonds and
                                          preferred stocks. The Portfolio does not place any
                                          emphasis on dividend income from its investments, except
                                          when the adviser believes this income will have a
                                          favorable influence on the market value of the security.
                                          Growth may be measured by factors such as earnings or
                                          gross sales.
Fidelity VIP Growth & Income           -  This Portfolio seeks high total return through a
Portfolio                                 combination of current income and capital appreciation by
                                          investing mainly in equity securities. The Portfolio
                                          expects to invest the majority of its assets in domestic
                                          and foreign equity securities, with a focus on those that
                                          pay current dividends and show potential earnings growth.
                                          However, the Portfolio may buy debt securities as well as
                                          equity securities that are not currently paying
                                          dividends, but offer prospects for capital appreciation
                                          or future income.
Fidelity VIP High Income Portfolio     -  This Portfolio seeks a high level of current income,
                                          while also considering growth of capital. The Portfolio
                                          normally invests primarily in income-producing debt
                                          securities, preferred stocks and convertible securities,
                                          with an emphasis on lower-quality debt securities.

PORTFOLIO                              INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
Fidelity VIP Index 500 Portfolio       -  This Portfolio seeks to provide investment results that correspond to the total return of a broad range of common
                                          stocks publicly traded in the United States. To achieve
                                          this objective, the Portfolio attempts to duplicate the
                                          composition and total return of the S&P 500.
Fidelity VIP Mid Cap Portfolio         -  This Portfolio seeks long-term growth of capital by
                                          investing primarily in common stocks. The Portfolio
                                          normally invests at least 65% of its total assets in
                                          securities of companies with medium market
                                          capitalizations.
Fidelity VIP Overseas Portfolio        -  This Portfolio seeks long-term growth of capital by
                                          investing primarily in foreign securities. The Portfolio
                                          defines foreign securities as securities of issuers whose
                                          principal activities are located outside the United
                                          States. Normally, at least 80% of the Portfolio's total
                                          assets will be invested in foreign securities. The
                                          Portfolio may also invest in U.S. issuers.



FRANKLIN TEMPLETON. Franklin Advisers, Inc. serves as the investment adviser to the Franklin Small Cap and U.S. Government Funds; Franklin Advisory Services, LLC serves as the investment adviser to the Franklin Small Cap Value Securities Fund; Franklin Mutual Advisers, LLC serves as the investment adviser to the Mutual Shares Securities Fund; and Templeton Global Advisors Limited serves as the investment adviser to the Templeton Growth Securities Fund.



PORTFOLIO                              INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
Franklin Small Cap Fund                -  This Fund seeks long-term capital growth. Under normal
                                          market conditions, the Fund will invest at least 80% of
                                          its net assets in investments of small capitalization
                                          companies with market capitalization values not
                                          exceeding: (i) $1.5 billion; or (ii) the highest market
                                          capitalization value in the Russell 2000 Index; whichever
                                          is greater at the time of purchase.
Franklin Small Cap Value Securities    -  This Fund seeks long-term total return. Under normal
Fund                                      market conditions, the Fund will invest at least 80% of
                                          its net assets in investments of small capitalization
                                          companies with values not exceeding $2.5 billion at the
                                          time of purchase.
Franklin U.S. Government Fund          -  This Fund seeks income. Under normal market conditions, the Fund will invest at least 80% of its net assets in
                                          U.S. government securities. The Fund currently invests
                                          primarily in fixed and variable rate mortgage-backed
                                          securities, a substantial portion of which is in
                                          Government National Mortgage Association obligations.
Mutual Shares Securities Fund          -  This Fund primarily seeks capital appreciation; income is a secondary objective. Under normal market conditions,
                                          the Fund will invest at least 65% of its total assets in
                                          the equity securities of companies the adviser believes
                                          are undervalued, and to a much lesser extent, in
                                          companies that are restructuring or distressed.
Templeton Growth Securities Fund       -  This Fund seeks long-term capital growth. Under normal
                                          market conditions, the Fund will invest primarily in
                                          equity securities of companies located anywhere in the
                                          world, including those in the U.S. and emerging markets.
                                          While there are no set percentage targets, the Fund will
                                          generally invest in medium to large capitalization
                                          companies with market capitalization values greater than
                                          $2 billion.

J.P. MORGAN SERIES TRUST II. J.P. Morgan Investment Management Inc. serves as the investment adviser to the Portfolios.


PORTFOLIO                              INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
JPMorgan Mid-Cap Value Portfolio       -  This Portfolio seeks growth from capital appreciation by investing in a broad portfolio of common stocks of
                                          companies with market capitalizations of $1 billion to
                                          $20 billion at the time of purchase.
JPMorgan Small Company Portfolio       -  This Portfolio seeks to provide high total return by
                                          investing in stocks of small- and medium-sized U.S.
                                          companies typically represented by the Russell 2000
                                          Index.


SUMMIT PINNACLE SERIES OF SUMMIT MUTUAL FUNDS, INC. Summit Investment Partners, Inc. serves as the investment adviser to the Portfolios.


PORTFOLIO                              INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
NASDAQ-100 Index Portfolio             -  This Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as
                                          represented by the NASDAQ-100 Index. The Portfolio will
                                          attempt to achieve, in both rising and falling markets, a
                                          correlation of at least 95% between the total return of
                                          its net assets before expenses and the total return of
                                          the NASDAQ-100 Index.
Russell 2000 Small Cap Index           -  This Portfolio seeks investment results that correspond
Portfolio                                 to the investment performance of U.S. common stocks, as
                                          represented by the Russell 2000 Index. The Portfolio will
                                          attempt to achieve, in both rising and falling markets, a
                                          correlation of at least 95% between the total return of
                                          its net assets before expenses and the total return of
                                          the Russell 2000 Index.
S&P MidCap 400 Index Portfolio         -  This Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as
                                          represented by the S&P MidCap 400 Index. The Portfolio
                                          will attempt to achieve, in both rising and falling
                                          markets, a correlation of at least 95% between the total
                                          return of its net assets before expenses and the total
                                          return of the S&P MidCap 400 Index.



T. ROWE PRICE EQUITY SERIES, INC. T. Rowe Price Associates, Inc. is the investment adviser to the Portfolios.



PORTFOLIO                              INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
Equity Income Portfolio                -  This Portfolio seeks to provide substantial dividend
                                          income and long-term capital appreciation by investing
                                          primarily in dividend-paying common stocks of established
                                          companies considered by the adviser to have favorable
                                          prospects for both increasing dividends and capital
                                          appreciation.
Mid-Cap Growth Portfolio               -  This Portfolio seeks to provide long-term capital
                                          appreciation by investing primarily in mid-cap stocks
                                          with the potential for above-average earnings growth. The
                                          investment adviser defines mid-cap companies as those
                                          whose market capitalization falls within the range of
                                          companies in either the Standard & Poor's Mid-Cap
                                          400 Index or the Russell Mid-Cap Growth Index.
New America Growth Portfolio           -  This Portfolio seeks to provide long-term growth of
                                          capital by investing primarily in the common stocks of
                                          companies operating in sectors the investment adviser
                                          believes will be the fastest growing in the U.S.
                                          Fast-growing companies can be found across an array of
                                          industries in today's "new America".
Personal Strategy Balanced Portfolio   -  This Portfolio seeks the highest total return over time consistent with an emphasis on both capital appreciation
                                          and income. The Portfolio pursues its objective by
                                          investing in a diversified portfolio typically consisting
                                          of approximately 60% stocks, 30% bonds and 10% money
                                          market securities.

T. ROWE PRICE INTERNATIONAL SERIES, INC. T. Rowe Price International, Inc. is the investment adviser to the Portfolio.



PORTFOLIO                              INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
International Stock Portfolio          -  This Portfolio seeks to provide capital appreciation
                                          through investments primarily in established companies
                                          based outside the United States.



    The Funds currently sell shares: (a) to the Account as well as to separate accounts of insurance companies that may or may not be affiliated with the Company or each other; and (b) to separate accounts to serve as the underlying investment for both variable insurance policies and variable annuity contracts. We currently do not foresee any disadvantages to Owners arising from the sale of shares to support variable annuity contracts and variable life insurance policies, or from shares being sold to separate accounts of insurance companies that may or may not be affiliated with the Company. However, we will monitor events in order to identify any material irreconcilable conflicts that might possibly arise. In that event, we would determine what action, if any, should be taken in response to the conflict. In addition, if we believe that a Fund's response to any of those events or conflicts insufficiently protects Owners, we will take appropriate action on our own, which may include withdrawing the Account's investment in that Fund. (See the Fund prospectuses for more detail.)



    We may receive different amounts of compensation from an investment adviser, distributor and/or affiliate(s) of one or more of the Funds based upon an annual percentage of the average assets we hold in the Investment Options. These amounts, which may vary by adviser, distributor and/or Fund affiliate(s), are intended to compensate us for administrative and other services we provide to the Funds and/or affiliate(s) and may be significant. EquiTrust Marketing Services, LLC, the principal underwriter of the Contracts, may receive 12b-1 fees deducted from certain portfolio assets attributable to the Contract for providing distribution and shareholder support services to some Investment Options.


    Each Fund is registered with the SEC as an open-end, diversified management investment company. Such registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC.
--------------------------------------------------------------------------------

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

    We reserve the right, subject to compliance with applicable law, to make additions to, deletions from or substitutions for the shares that are held in the Account or that the Account may purchase. We reserve the right to eliminate the shares of any Investment Option and to substitute any shares of another Investment Option. We also may substitute shares of funds with fees and expenses that are different from the Funds. We will not substitute any shares attributable to your interest in a Subaccount without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.

    We also reserve the right to establish additional subaccounts of the Account, each of which would invest in a new Investment Option, or in shares of another investment company with a specified investment objective. We may limit the availability of any new Investment Option to certain classes of purchasers. We may establish new subaccounts when, in our sole discretion, marketing needs or investment conditions warrant, and we will make any new subaccounts available to existing Contract Owners on a basis we determine. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, regulatory requirements or investment conditions warrant.

    In the event of any such substitution, deletion or change, we may make appropriate changes in this and other contracts to reflect such substitution, deletion or change. If you allocated all or a portion of your premiums to any of the current Subaccounts that are being substituted for or deleted, you may surrender the portion of the Cash Value funded by such Subaccount without paying the associated surrender charge. You may also transfer the portion of the Cash Value affected without paying a transfer charge.

    If we deem it to be in the best interest of persons having voting rights under the Contracts, we may:

        - operate the Account as a management investment company under the 1940 Act,

        - deregister the Account under that Act in the event such registration is no longer required, or

        -   combine the Account with our other separate accounts.

    In addition, we may, when permitted by law, restrict or eliminate your voting rights under the Contract.

--------------------------------------------------------------------------------

DESCRIPTION OF ANNUITY CONTRACT
--------------------------------------------------------------------------------

ISSUANCE OF A CONTRACT


    You must complete an application in order to purchase a Contract, which can be obtained through a licensed representative of the Company, who is also a registered representative of EquiTrust Marketing Services, LLC ("EquiTrust Marketing"), a broker-dealer having a selling agreement with EquiTrust Marketing or a broker-dealer having a selling agreement with such broker-dealer. Your Contract Date will be the date the properly completed application is received at our Home Office. See "DESCRIPTION OF ANNUITY CONTRACT-- Allocation of Premiums" for our procedures upon receipt of an incomplete application. (If this date is the 29th, 30th or 31st of any month, the Contract Date will be the 28th of such month.) The Company sells Qualified Contracts for retirement plans that qualify for special federal tax treatment under the Code, and also sells Non-Qualified Contracts. IRAs and other retirement plans that qualify for special federal tax treatment already have the tax-deferral feature found in the Contract. We do not apply a maximum age for owners on the Contract Date.



    Although we do not anticipate delays in our receipt and processing of applications, premium payments or transaction requests, we may experience such delays to the extent registered representatives fail to forward applications, premium payments and transaction requests to our Home Office on a timely basis.

--------------------------------------------------------------------------------

PREMIUMS


    The minimum initial premium amount the Company will accept is $1,000. (We may waive the minimum initial premium amount for certain Qualified Contracts.) You may make mimimum subsequent premium payments of $50 or more at any time during the Annuitant's lifetime and before the Retirement Date.



    You may elect to receive premium reminder notices based on annual, semi-annual or quarterly payments. You may change the amount of the premium and frequency of the notice at any time. Also, under the Automatic Payment Plan, you can elect a monthly payment schedule for premium payments to be automatically deducted from a bank account or other source. Your Contract will not necessarily lapse even if additional premiums are not paid. You should forward all premium payments to our Home Office.



    If mandated under applicable law, the Company may be required to reject a premium payment.

--------------------------------------------------------------------------------

FREE-LOOK PERIOD

    We provide for an initial "free-look" period during which time you have the right to return the Contract within 10 days after you receive it. (If you reside in Idaho, North Dakota or Wisconsin, you are allowed to return the Contract within 20 days after you receive it. Certain states may provide for a 30 day free-look period in a replacement situation.) If you return the Contract, it will become void and you will receive the greater of:

        -   premiums paid, or

        - the Cash Value on the date we receive the returned Contract at our Home Office, plus administrative charges and any other charges deducted from the Account.

--------------------------------------------------------------------------------

ALLOCATION OF PREMIUMS

    Upon receipt at our Home Office of your properly completed Contract application and initial premium payment, we will allocate the initial premium to the Money Market Subaccount. If your application is not properly completed, we reserve the right to retain your initial premium for up to five business days while we attempt to complete the application. At the end of this 5-day period, if the application is not complete, we will inform you of the reason for the delay and we will return the initial premium immediately, unless you specifically provide us your consent to retain the premium until the application is complete.


    You may be invested in up to sixteen Investment Options at any one time, including the Declared Interest Option; however, each premium payment you submit may be directed to a maximum of 10 Investment Options, including the Declared Interest Option.


        - Notwithstanding your allocation instructions, we will allocate the initial premium to the Money Market Subaccount for 10 days from the Contract Date. We also will allocate any additional premiums received during this 10-day period to the Money Market Subaccount.

        - At the end of that period, we will allocate those monies among the Subaccounts and the Declared Interest Option according to the instructions in your application.

        - We will allocate subsequent premiums in the same manner at the end of the valuation period when we receive them at our Home Office, unless the allocation percentages are changed.

        - You may change your allocation instructions at any time by sending written notice to the Home Office. If you change your allocation percentages, we will allocate subsequent premium payments in accordance with the allocation instructions in effect. Changing your allocation instructions will not alter the allocation of your existing Cash Values among the Subaccounts or the Declared Interest Option.

        - You may, however, direct individual payments to a specific Subaccount, the Declared Interest Option, or any combination thereof, without changing the existing allocation instructions.

    Because the Cash Values in each Subaccount will vary with that Subaccount's investment performance, you bear the entire investment risk for amounts allocated to the Subaccount. You should periodically review your premium allocation schedule in light of market conditions and your overall financial objectives.
--------------------------------------------------------------------------------

VARIABLE CASH VALUE

    The variable cash value of your Contract will reflect the investment performance of your selected Subaccounts, any premiums paid, surrenders or partial surrenders, transfers and charges assessed. The Company does not guarantee a minimum variable cash value, and, because your Contract's variable cash value on any future date depends upon a number of variables, it cannot be predetermined.

    CALCULATION OF VARIABLE CASH VALUE. Your Contract's variable cash value is determined at the end of each valuation period and is the aggregate of the values in each of the Subaccounts under your Contract. These values are determined by multiplying each Subaccount's unit value by the number of units allocated to that Subaccount.

    DETERMINATION OF NUMBER OF UNITS. The amounts allocated to your selected Subaccounts are converted into Subaccount units. The number of units credited to each Subacount in your Contract is calculated at the end of the valuation period by dividing the dollar amount allocated by the unit value for that

    Subaccount. At the end of the valuation period, we will increase the number of units in each Subaccount by:

        -   any premiums paid, and

        - any amounts transferred from another Subaccount or the Declared Interest Option.

    We will decrease the number of units in each Subaccount by:

        -   any amounts surrendered,

        -   applicable charges assessed, and

        - any amounts transferred to another Subaccount or the Declared Interest Option.

    DETERMINATION OF UNIT VALUE. We have set the unit value for each Subaccount's first valuation period at $10. We calculate the unit value for a Subaccount for each subsequent valuation period by dividing (a) by
    (b) where:

          (a) is the net result of:

                  1. the value of the net assets in the Subaccount at the end of the preceding valuation period; plus

                  2. the investment income and capital gains, realized or unrealized, credited to the Subaccount during the current valuation period; minus

                  3. the capital losses, realized or unrealized, charged against the Subaccount during the current valuation period; minus

                  4. any amount charged for taxes or any amount set aside during the valuation period as a provision for taxes attributable to the operation or maintenance of the Subaccount; minus

                  5. the daily amount charged for mortality and expense risks for each day of the current valuation period.

          (b) is the number of units outstanding at the end of the preceding valuation period.
--------------------------------------------------------------------------------

TRANSFER PRIVILEGE

    You may transfer monies in a Subaccount or the Declared Interest Option to another Subaccount or the Declared Interest Option on or before the Retirement Date. We will process all transfers based on the net asset value next determined after we receive your signed written request at the Home Office.

        - The minimum amount of each transfer is $100 or the entire amount in that Subaccount or the Declared Interest Option, if less.


        - Only one transfer from the Declared Interest Option is allowed each Contract Year and must be for no more than 25% of the Cash Value in that option.


        - If a transfer would reduce the Cash Value in the Declared Interest Option below $1,000, you may transfer the entire amount in that option.


        - The Company waives the transfer processing fee for the first twelve transfers during a Contract Year.



        - The Company may assess a transfer processing fee of $25 for the 13th and each subsequent transfer during a Contract Year.


        - We allow an unlimited number of transfers among or between the Subaccounts or the Declared Interest Option. (See "DECLARED INTEREST OPTION--Transfers from Declared Interest Option.")

    All transfer requests received in a valuation period will be considered to be one transfer, regardless of the Subaccounts or Declared Interest Option affected. We will deduct the transfer processing fee on a pro-rata basis from the Subaccounts or Declared Interest Option to which the transfer is made unless it is paid in cash.

    You may also transfer monies via telephone request if you selected this option on your initial application or have provided us with proper authorization. Call 1-800-247-4170 to make a telephone transfer. We reserve the right to suspend telephone transfer privileges at any time.

    We will employ reasonable procedures to confirm that telephone instructions are genuine. We are not liable for any loss, damage or expense from complying with telephone instructions we reasonably believe to be authentic.


    CAUTION: Telephone transfer privileges may not always be available. Telephone systems, whether yours, your service provider's or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make a written request to our Home Office.

--------------------------------------------------------------------------------

PARTIAL SURRENDERS AND SURRENDERS

    PARTIAL SURRENDERS. You may surrender part of the Cash Value upon written notice at any time before the Retirement Date.

        -   The minimum amount which you may partially surrender is $500.


        - If your partial surrender reduces your Cash Value to less than $2,000, it may be treated as a full surrender of the Contract.



    We will process your partial surrender based on the net asset value next determined after we receive your written request at our Home Office. You may annually surrender a maximum of 10% of the Cash Value without incurring a surrender charge. You may elect to have any applicable surrender charge deducted from your remaining Cash Value or the amount partially surrendered. (See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge--AMOUNTS NOT SUBJECT TO SURRENDER CHARGE).")



    You may specify the amount of the partial surrender to be made from selected Subaccounts or the Declared Interest Option. If you do not so specify, or if the amount in the designated Subaccount(s) or Declared Interest Option is insufficient to comply with your request, we will make the partial surrender from each Subaccount or the Declared Interest Option based on the proportion that these values bear to the total Cash Value on the date we receive your request at our Home Office.



    Should your partial surrender result in a full surrender of your Contract, we will contact you or your registered representative, prior to processing, to explain the consequences of the surrender and confirm your written request. If we are unable to contact you or you instruct us to process the partial surrender, we will pay the Cash Surrender Value within seven days of our receipt of your original written request at our Home Office.



    SURRENDER. You may fully surrender your Contract upon written notice on or before the Retirement Date. We will determine your Cash Surrender Value based on the net asset value next determined after we receive your written request and your Contract at our Home Office. You may choose to have the Cash Surrender Value distributed to you as follows:


        -   under a payment option, or

        -   in a lump sum.


    SURRENDER AND PARTIAL SURRENDER RESTRICTIONS. Your right to make partial surrenders and full surrenders is subject to any restrictions imposed by applicable law or employee benefit plan. You may realize adverse federal income tax consequences, including a penalty tax, upon utilization of these features. See "FEDERAL TAX MATTERS--Taxation of Annuities" and "--Taxation of Qualified Contracts."

--------------------------------------------------------------------------------


TRANSFER AND WITHDRAWAL OPTIONS



    You may elect the following options on your initial application or at a later date by completing the applicable Request Form and returning it to the Home Office. The options selected will remain in effect until we receive a written termination request from you at the Home Office.


    AUTOMATIC REBALANCING. We offer an asset rebalancing program under which we will automatically transfer amounts annually to maintain a particular percentage allocation among the Subaccounts and the Declared Interest Option. The asset rebalancing program automatically reallocates the Cash Value in the Subaccounts and the Declared Interest Option at the end of each Contract Year to match your Contract's then-effective premium allocation instructions. The asset rebalancing program will transfer Cash Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value (or not increased as much). The asset rebalancing program does not guarantee gains, nor does it assure that any Subaccount will not have losses.


        - Under the asset rebalancing program, the maximum number of Investment Options which you may select at any one time is ten, including the Declared Interest Option.


        - This feature is free and is not considered in the twelve free transfers during a Contract Year.

        - Rebalancing will occur on the fifth Business Day of the month following your Contract Anniversary.

        - This feature cannot be utilized in combination with Dollar Cost Averaging.


    DOLLAR COST AVERAGING. You may elect to participate in a dollar cost averaging program. Dollar Cost Averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of your premium into the Subaccounts or Declared Interest Option over a period of time. This allows you to potentially reduce the risk of investing most of your premium into the Subaccounts at a time when prices are high. We do not assure the success of this strategy. Implementation of the dollar cost averaging program does not guarantee profits, nor protect you against losses. You should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high.



    To participate in the dollar cost averaging program, you must place at least $1,200 in a single "source account." Each month, we will automatically transfer equal amounts from the source account to your designated "target accounts."


        -   The minimum amount of each transfer is $100.


        - Under the dollar cost averaging program, the maximum number of Investment Options which you may select at any one time is ten, including the Declared Interest Option.


        - You select the date to implement this program which will occur on the same date each month, or on the next Business Day.


        - We will terminate this option when monies in the source account are inadequate, or upon receipt of a written request at our Home Office.


        - This feature is considered in the twelve free transfers during a Contract Year. All transfers made on the same date count as one transfer.

        - This feature is free and cannot be utilized in combination with Automatic Rebalancing or Systematic Withdrawals.

    SYSTEMATIC WITHDRAWALS. You may elect to receive automatic partial withdrawals.

        - You specify the amount of the partial withdrawals to be made from selected Subaccounts or the Declared Interest Option.

        - You specify the allocation of the withdrawals among the Subaccounts and Declared Interest Option, and the frequency (monthly, quarterly, semi-annually or annually).

        -   The minimum amount which you may withdraw is $500.


        - The maximum amount which you may withdraw is that which would leave the remaining Cash Value equal to $2,000.



        - You may annually withdraw a maximum of 10% of Cash Value without incurring a surrender charge. See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--AMOUNTS NOT SUBJECT TO SURRENDER CHARGE."



        - Withdrawals in excess of 10% of Cash Value as of the most recent Contract Anniversary are subject to a surrender charge.


        - Distributions will take place on the same date each month as the Contract Date or on the next Business Day.


        - You may change the amount and frequency upon written request to our Home Office.


        - This feature cannot be utilized in combination with Dollar Cost Averaging.


    We may terminate the Automatic Rebalancing, Dollar Cost Averaging and Systematic Withdrawal privileges at any time.

--------------------------------------------------------------------------------

DEATH BENEFIT BEFORE THE RETIREMENT DATE


    If an Annuitant (who must always be the Owner) dies prior to the Retirement Date, we will pay the death benefit to the Beneficiary, which is equal to the greater of:



        - premiums paid, less any partial surrenders (including applicable surrender charges), or



        -   the Cash Value.



    In the case of a single Beneficiary, the death benefit will be determined as of the date we receive Due Proof of Death. If the death benefit is payable to more than one Beneficiary, the amount of the death benefit will be determined for the first Beneficiary to submit instructions for the distribution of proceeds as of the date we receive Due Proof of Death. Proceeds payable to any other Beneficiary will remain unpaid until distribution instructions are received from the Beneficiary. Therefore, proceeds payable to Beneficiaries other than the first Beneficiary to submit instructions for the distribution of proceeds may be subject to fluctuations in market value.


    We will pay the death benefit to the Beneficiary in a lump sum unless the Owner or Beneficiary elects a payment option.

    There is no death benefit payable if the Owner dies after the Retirement
    Date.

    We are required, by federal tax law applicable to Non-Qualified Contracts, to distribute the Cash Value to the Beneficiary within five years of the deceased Owner's death. This requirement is considered satisfied if proceeds are distributed over the life of the Beneficiary (or a period not exceeding the life expectancy of the Beneficiary), provided they begin within one year of the Owner's death. However, if the deceased Owner's spouse is the designated Beneficiary, he or she may continue the Contract as the new Owner.

    If the Owner dies on or after the Retirement Date, any remaining payments will be distributed under the payment option in effect on the Owner's date of death.

    Other rules may apply to a Qualified Contract.


    INCREMENTAL DEATH BENEFIT RIDER. The Incremental Death Benefit Rider provides a death benefit that is in addition to the death benefit payable under your Contract. There is no charge for this rider. This rider may not be available on certain Qualified Contracts.


    If the Annuitant's age on the Contract Date is less than 76, the Incremental Death Benefit Rider, on the date we receive Due Proof of Death, will be equal to 40% of a) minus b), where:

       a) is the Cash Value; and

       b) is the sum of all premium payments less the sum of all partial surrender reductions (described below).

    The Incremental Death Benefit cannot exceed 50% of (b) and will never be less than zero.

    A partial surrender reduction is equal to a) times b), divided by c) where:

       a) is the death benefit immediately prior to partial surrender;

       b) is the amount of the partial surrender; and

       c) is the Cash Value immediately prior to partial surrender.

    This rider does not guarantee that any amounts under the rider will become payable at death. Market declines that result in the Cash Value being less than the premium payments received minus any partial surrender reductions will result in no Incremental Death Benefit being paid.

    The following example demonstrates how the Incremental Death Benefit works. It is based on HYPOTHETICAL values and is not reflective of past or future performance of the Investment Options in the Contract.


                                TOTAL
                               PREMIUMS     CASH                                 INCREMENTAL
               DATE              PAID      VALUE       GAIN     DEATH BENEFIT   DEATH BENEFIT
             5/1/2002          $100,000   $100,000   $      0     $100,000         $     0
             5/1/2022          $100,000   $450,000   $350,000     $450,000         $50,000

    If we receive Due Proof of Death on May 1, 2022, and there were no partial surrenders made prior to the Annuitant's death, the Incremental Death Benefit will equal $50,000. This amount is determined by multiplying the gain in the Contract ($350,000) by 40%, which is $140,000; however, because the Incremental Death Benefit cannot exceed 50% of the total premiums paid ($100,000), the Incremental Death Benefit in this example is $50,000.
--------------------------------------------------------------------------------

PROCEEDS ON THE RETIREMENT DATE

    You select the Retirement Date. For Non-Qualified Contracts, the Retirement Date may not be after the later of the Annuitant's age 70 or 10 years after the Contract Date. For Qualified Contracts, the Retirement Date must be no later than the Annuitant's age 70 1/2 or such other date as meets the requirements of the Code.

    On the Retirement Date, we will apply the proceeds under a life income annuity payment option with ten years guaranteed, unless you choose to have the proceeds paid under another option or in a lump sum. (See "PAYMENT OPTIONS.") If a payment option is elected, we will apply the Cash Value less any applicable surrender charge. If a lump sum payment is chosen, we will pay the Cash Surrender Value on the Retirement Date.

    You may change the Retirement Date at any time before distribution payments begin, subject to these limitations:

        - we must receive a written notice at the Home Office at least 30 days before the current Retirement Date;

        - the requested Retirement Date must be a date that is at least 30 days after receipt of the written notice; and

        - the requested Retirement Date must be no later than the Annuitant's 70th birthday or any earlier date required by law.
--------------------------------------------------------------------------------

PAYMENTS


    We will usually pay any surrender, partial surrender or death benefit within seven days of receipt of a written request at our Home Office. We also require any information or documentation necessary to process the request, and in the case of a death benefit, we must receive Due Proof of Death. We may postpone payments if:


        - the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC;


        - the SEC permits by an order the postponement for the protection of Owners; or

        - the SEC determines that an emergency exists that would make the disposal of securities held in the Account or the determination of the value of the Account's net assets not reasonably practicable.

    If you have submitted a recent check or draft, we have the right to delay payment until we are assured that the check or draft has been honored.

    We have the right to defer payment of any surrender, partial surrender or transfer from the Declared Interest Option for up to six months. If payment has not been made within 30 days after receipt of all required documentation, or such shorter period as necessitated by a particular jurisdiction, we will add interest at the rate of 3% (or a higher rate if required by a particular state) to the amount paid from the date all documentation was received.


    If mandated under applicable law, we may be required to block an Owner's account and thereby refuse to pay any request for transfers, partial and complete surrenders or death benefits until instructions are received from the appropriate regulator.

--------------------------------------------------------------------------------

MODIFICATION

    You may modify your Contract only if one of our officers agrees in writing to such modification.

    Upon notification to you, we may modify your Contract if:

        - necessary to make your Contract or the Account comply with any law or regulation issued by a governmental agency to which the Company is subject;

        - necessary to assure continued qualification of your Contract under the Code or other federal or state laws relating to retirement annuities or variable annuity contracts;

        -   necessary to reflect a change in the operation of the Account; or

        - the modification provides additional Subaccount and/or fixed accumulation options.

    We will make the appropriate endorsement to your Contract in the event of most such modifications.
--------------------------------------------------------------------------------

REPORTS TO OWNERS

    We will mail to you, at least annually, a report containing the Cash Value of your Contract (reflecting each Subaccount and the Declared Interest Option), premiums paid, partial surrenders taken and charges deducted since your last report, and any other information required by any applicable law or regulation.
--------------------------------------------------------------------------------

INQUIRIES

    You may contact the Company in writing at our Home Office if you have any questions regarding your Contract.

--------------------------------------------------------------------------------

THE DECLARED INTEREST OPTION
--------------------------------------------------------------------------------

    You may allocate some or all of your premium payments, and transfer some or all of your Cash Value, to the Declared Interest Option, which is part of the General Account and pays interest at declared rates guaranteed for each Contract Year (subject to a minimum guaranteed interest rate of 3%).

    The Declared Interest Option has not been, and is not required to be, registered with the SEC under the Securities Act of 1933 (the "1933 Act"), and neither the Declared Interest Option nor the Company's General Account has been registered as an investment company under the 1940 Act. Therefore, neither the Company's General Account, the Declared Interest Option, nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to these accounts, which are included in this Prospectus, are for your information and have not been reviewed by the SEC. However, such disclosures may be subject to certain generally applicable provisions of Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

    The portion of your Cash Value allocated to the Declared Interest Option (the "Declared Interest Option cash value") will be credited with rates of interest, as described below. Since the Declared Interest Option is part of the General Account, we assume the risk of investment gain or loss on this amount. All assets in the General Account are subject to the Company's general liabilities from business operations.
--------------------------------------------------------------------------------

MINIMUM GUARANTEED AND CURRENT INTEREST RATES


    The Declared Interest Option cash value is guaranteed to accumulate at a minimum effective annual interest rate of 3%. While we intend to credit the Declared Interest Option cash value with current rates in excess of the minimum guarantee, we are not obligated to do so. These current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates, and any interest credited on your amounts in the Declared Interest Option in excess of the minimum guaranteed rate will be determined in the sole discretion of the Company. You, therefore, assume the risk that interest credited may not exceed the guaranteed rate.


    Occasionally, we establish new current interest rates for the Declared Interest Option. The rate applicable to your Contract is the rate in effect on your most recent Contract Anniversary. This rate will remain unchanged until your next Contract Anniversary (i.e., for your entire Contract Year). During each Contract Year, your entire Declared Interest Option cash value (including amounts allocated or transferred to the Declared Interest Option during the year) is credited with the interest rate in effect for that period and becomes part of your Declared Interest Option cash value.

    We reserve the right to change the method of crediting interest, provided that such changes do not have the effect of reducing the guaranteed interest rate below 3% per annum, or shorten the period for which the current interest rate applies to less than a Contract Year.

    CALCULATION OF DECLARED INTEREST OPTION CASH VALUE. The Declared Interest Option cash value is equal to:

        - amounts allocated and transferred to the Declared Interest Option, plus

        -   interest credited, less

        -   amounts deducted, transferred or surrendered.
--------------------------------------------------------------------------------

TRANSFERS FROM DECLARED INTEREST OPTION


    Only one transfer from the Declared Interest Option is allowed to any or all of the Subaccounts in each Contract Year. The amount you transfer at one time may not exceed 25% of the Declared Interest Option cash value on the date of transfer. However, if the balance after the transfer would be less than $1,000, you may transfer the entire amount. We process transfers from the Declared Interest Option on a last-in-first-out basis.

--------------------------------------------------------------------------------

PAYMENT DEFERRAL

    We have the right to defer payment of any surrender, partial surrender or transfer from the Declared Interest Option for up to six months.

--------------------------------------------------------------------------------

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)

    CHARGE FOR PARTIAL SURRENDER OR SURRENDER. We apply a charge if you make a partial surrender from or surrender your Contract during the first six Contract Years.

  CONTRACT YEAR IN WHICH    CHARGE AS PERCENTAGE OF
     SURRENDER OCCURS         AMOUNT SURRENDERED
1                                      6%
2                                      5
3                                      4
4                                      3
5                                      2
6                                      1
7 and after                            0

    If surrender charges are not sufficient to cover sales expenses, the loss will be borne by the Company; conversely, if the amount of such charges proves more than enough, the Company will retain the excess. In no event will the total surrender charges assessed under a Contract exceed 9% of the total premiums paid under that Contract.

    If the Contract is being surrendered, the surrender charge is deducted from the Cash Value in determining the Cash Surrender Value. For a partial surrender, the surrender charge may, at the election of the Owner, be deducted from the Cash Value remaining after the amount requested is withdrawn or from the amount of the surrender requested.


    AMOUNTS NOT SUBJECT TO SURRENDER CHARGE. You may annually surrender a maximum of 10% of the Cash Value without incurring a surrender charge (the "10% withdrawal privilege"). Under the 10% withdrawal privilege, you may receive up to 10% of the Cash Value through a single or multiple withdrawals in a Contract Year. For purposes of determining the amount available during a Contract Year, we calculate the percentage of the Cash Value each withdrawal represents on the date the request is processed. You may not carry over any unused portion of the 10% withdrawal privilege to any subsequent Contract Year.



    SURRENDER CHARGE AT THE RETIREMENT DATE. We may assess a surrender charge against your Cash Value at the Retirement Date. We do not apply a surrender charge if you elect to receive a life contingent payment option. If you elect fixed annuity payments under payment options 2 or 4, we add the fixed number of years for which payments will be made under the payment option to the number of Contract Years since the Contract Date to determine the Contract Year in which the surrender occurs for purposes of determining the charge that would apply based on the Table of Surrender Charges.



    WAIVER OF SURRENDER CHARGE. You may partially or completely surrender this Contract without incurring a surrender charge after the first Contract Year if the Annuitant is terminally ill (as defined in your Contract), stays in a qualified nursing center for 90 days, or is required to satisfy minimum distribution requirements in accordance with the Code. We must receive written notification, before the Retirement Date, at our Home Office in order to activate this waiver.

--------------------------------------------------------------------------------


COMMUTATION FEE



    We will deduct a commutation fee (surrender charge) from any full surrender requested during the first six years of a variable payment option.



YEAR OF VARIABLE PAYMENT OPTION  CHARGE AS PERCENTAGE OF
   IN WHICH SURRENDER OCCURS        ORIGINAL PROCEEDS
1                                           6%
2                                           5
3                                           4
4                                           3
5                                           2
6                                           1
7 and after                                 0


--------------------------------------------------------------------------------

ANNUAL ADMINISTRATIVE CHARGE

    We apply an annual administrative charge of $30 on the Contract Date and on each Contract Anniversary prior to the Retirement Date. We deduct this charge from your Cash Value and use it to reimburse us for administrative expenses relating to your Contract. We will make the withdrawal from each Subaccount and the Declared Interest Option based on the proportion that each Subaccount's value bears to the total Cash Value. We do not assess this charge during the annuity payment period.

    We currently waive the annual administrative charge:

        -   with an initial premium payment of $50,000 or greater, or


        -   if the Cash Value is $50,000 or greater on your Contract
            Anniversary.


    We may terminate this waiver at any time.
--------------------------------------------------------------------------------

TRANSFER PROCESSING FEE


    We waive the transfer processing fee for the first twelve transfers during a Contract Year, but may assess a $25 charge for the thirteenth and each subsequent transfer in a Contract Year. We will deduct this fee on a pro-rata basis from the Subaccounts or Declared Interest Option to which the transfer is made unless it is paid in cash. We may realize a profit from this fee.

--------------------------------------------------------------------------------

MORTALITY AND EXPENSE RISK CHARGE

    We apply a daily mortality and expense risk charge at an annual rate of 1.25% (daily rate of 0.0034035%) (approximately 0.86% for mortality risk and 0.39% for expense risk). This charge is used to compensate the Company for assuming mortality and expense risks.

    The mortality risk we assume is that Annuitants may live for a longer period of time than estimated when the guarantees in the Contract were established. Through these guarantees, each payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk also includes a guarantee to pay a death benefit if the Owner/Annuitant dies before the Retirement Date. The expense risk we assume is that the annual administrative and transfer processing fees may be insufficient to cover actual future expenses.

    We may realize a profit from this charge and we may use such profit for any lawful purpose including paying distribution expenses.
--------------------------------------------------------------------------------

INVESTMENT OPTION EXPENSES

    The assets of the Account will reflect the investment advisory fee and other operating expenses incurred by each Investment Option. (See the Expense Tables in this Prospectus and the accompanying Investment Option prospectuses.)
--------------------------------------------------------------------------------

PREMIUM TAXES

    Currently, we do not charge for premium taxes levied by various states and other governmental entities on annuity contracts issued by insurance companies. These taxes range up to 3.5% and are subject to change. We reserve the right, however, to deduct such taxes from Cash Value.
--------------------------------------------------------------------------------

OTHER TAXES

    Currently, we do not charge for any federal, state or local taxes incurred by the Company which may be attributable to the Account or the Contracts. We reserve the right, however, to make such a charge in the future.

--------------------------------------------------------------------------------

PAYMENT OPTIONS
--------------------------------------------------------------------------------


    The accumulation phase of your Contract ends on the Retirement Date you select (see "DESCRIPTION OF ANNUITY CONTRACT--Proceeds on the Retirement Date"). At that time, your proceeds will be applied under a payment option, unless you elect to receive this amount in a single sum. Should you not elect a payment option on the Retirement Date, proceeds will be paid as a life income variable annuity with payments guaranteed for ten years. The proceeds are the amount we apply to a payment option. The amount of proceeds will equal either: (1) the Cash Surrender Value if you are surrendering the Contract; (2) the death benefit if the Annuitant dies; or (3) the amount of any partial surrender you apply to a payment option. Although tax consequences may vary depending on the payment option elected, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. Once the investment in the Contract has been fully received, however, the full amount of each annuity payment is subject to tax as ordinary income.


    Prior to the Retirement Date, you may elect to have your proceeds applied under a payment option, or a Beneficiary can have the death benefit applied under a payment option. In either case, the Contract must be surrendered for a lump sum payment to be made, or for a supplemental agreement to be issued for the payment option.

    You can choose whether to apply any portion of your proceeds to provide either fixed annuity payments (available under all payment options), variable annuity payments (available under options 3 and 7 only), or a combination of both. If you elect to receive variable annuity payments, then you also must select the Subaccounts to which we will apply your proceeds.

    The annuity payment date is the date you select as of which we compute annuity payments. If you elect to receive variable annuity payments, the annuity payment date may not be the 29th, 30th or 31st day of any month. We compute the first annuity payment as of the initial annuity payment date you select. All subsequent annuity payments are computed as of annuity payment dates. These dates will be the same day of the month as the initial annuity payment date, or the first Business Day thereafter if the same day of a subsequent month as the initial annuity payment date is not a Business Day.

    Monthly annuity payments will be computed as of the same day each month as the initial annuity payment date. Quarterly annuity payments will be computed as of the same day in the 3rd, 6th, 9th, and 12th month following the initial annuity payment date and on the same days of such months in each successive year. Semi-annual annuity payment dates will be computed as of the same day in the 6th and 12th month following the initial annuity payment date and on the same days of such months in each successive year. Annual annuity payments will be computed as of the same day in each year as the initial annuity payment date. If you do not select a payment frequency, we will make monthly payments.
--------------------------------------------------------------------------------

DESCRIPTION OF PAYMENT OPTIONS

    OPTION 1--INTEREST INCOME. The proceeds are left with the Company to earn a set interest rate. The payee may elect to have the interest paid monthly, quarterly, semi-annually or annually. Under this option, the payee may withdraw part or all of the proceeds at any time.

    OPTION 2--INCOME FOR A FIXED TERM. The proceeds are paid in equal installments for a fixed number of years.

    OPTION 3--LIFE INCOME OPTION WITH TERM CERTAIN. The proceeds are paid in equal amounts (at intervals elected by the payee) during the payee's lifetime with the guarantee that payments will be made for a specified number of years.

    OPTION 4--INCOME FOR FIXED AMOUNT. The proceeds are paid in equal installments (at intervals elected by the payee) for a specific amount and will continue until all the proceeds plus interest are exhausted.

    OPTION 5--JOINT AND TWO-THIRDS TO SURVIVOR MONTHLY LIFE INCOME. The proceeds are paid in equal installments while two joint payees live. When one payee dies, future payments equal to two-thirds of the initial payment will be made to the survivor for their lifetime.

    OPTION 6--JOINT AND ONE-HALF TO SURVIVING SPOUSE. The proceeds are paid in equal monthly installments while two payees live. When the principal payee dies, the payment to the surviving spouse is reduced by 50%. If the spouse of the principal payee dies first, the payment to the principal payee is not reduced.

    OPTION 7--JOINT AND 100% TO SURVIVOR MONTHLY LIFE INCOME OPTION. The proceeds are paid in monthly installments while two joint payees live. When one payee dies, future payments will be made to the survivor for his or her lifetime.

    ALTERNATE PAYMENT OPTIONS. The Company may make available alternative payment options.
--------------------------------------------------------------------------------

ELECTION OF PAYMENT OPTIONS AND ANNUITY PAYMENTS

    While the Annuitant is living, you may elect, revoke or change a payment option at any time before the Retirement Date. Upon an Annuitant's death, if a payment option is not in effect or if payment will be made in one lump sum under an existing option, the Beneficiary may elect one of the options.

    We will initiate an election, revocation or change of a payment option upon receipt of your written request at the Home Office.

    We have provided a brief description of the available payment options above. The term "effective date" means the date as of which the proceeds are applied to a payment option. The term "payee" means a person who is entitled to receive payment under a payment option.

    FIXED ANNUITY PAYMENTS. Fixed annuity payments are periodic payments we make to the designated payee. The dollar amount of each payment does not change. We calculate the amount of each fixed annuity payment based on:

        -   the form and duration of the payment option chosen;

        -   the payee's age and sex;

        - the amount of proceeds applied to purchase the fixed annuity payments, and

        -   the applicable annuity purchase rates.

    We use a minimum annual interest rate of 3% to compute fixed annuity payments. We may, in our sole discretion, make fixed annuity payments based on a higher annual interest rate.

    We reserve the right to refuse the election of a payment option, and to make a lump sum payment to the payee if:

           (1) the total proceeds would be less than $2,000;

           (2) the amount of each payment would be less than $20; or

           (3) the payee is an assignee, estate, trustee, partnership, corporation, or association.


    Under Option 1, the proceeds earn a set interest rate and the payee may elect to receive some or all of the interest in equal periodic payments. Under Option 4, proceeds are paid in amounts and at intervals specified by the payee. For each other payment option, we determine the dollar amount of the first fixed annuity payment by multiplying the dollar amount of proceeds being applied to purchase fixed annuity payments by the annuity purchase rate for the selected payment option. Subsequent fixed annuity payments are of the same dollar amount unless we make payments based on an interest rate different from the interest rate we use to compute the first payment.



    VARIABLE ANNUITY PAYMENTS. Variable annuity payments are periodic payments we make to the designated payee, the amount of which varies from one annuity payment date to the next as a function of the investment performance of the Subaccounts selected to support such payments. The payee may elect to receive variable annuity payments only under Options 3 and 7. We determine the dollar amount of the first variable annuity payment by multiplying the dollar amount of proceeds being applied to purchase variable annuity payments on the effective date by the annuity purchase rate for the selected payment option. Therefore, the dollar amount of the first variable annuity payment will depend on:


        -   the dollar amount of proceeds being applied to a payment option;

        -   the payment option selected;

        -   the age and sex of the Annuitant; and

        - the assumed interest rate used in the variable payment option tables (5% per year).

    We calculate the dollar amount of the initial variable annuity payment attributable to each Subaccount by multiplying the dollar amount of proceeds to be allocated to that Subaccount on the effective date by the annuity purchase rate for the selected payment option. The dollar value of the total initial variable annuity payment is equal to the sum of the payments attributable to each Subaccount.


    An "annuity unit" is a measuring unit we use to monitor the value of the variable annuity payments. We determine the number of annuity units attributable to a Subaccount by dividing the initial variable annuity payment attributable to that Subaccount by the annuity unit value (described below) for that Subaccount for the Valuation Period ending on the effective date or during which the effective date falls if no Valuation Period ends on such date. The number of annuity units attributable to each Subaccount remains constant unless there is a transfer of annuity units (see "TRANSFER OF ANNUITY UNITS" below).

    We calculate the dollar amount of each subsequent variable annuity payment attributable to each Subaccount by multiplying the number of annuity units of that Subaccount by the annuity unit value for that Subaccount for the Valuation Period ending as of the annuity payment date. The dollar value of each subsequent variable annuity payment is equal to the sum of the payments attributable to each Subaccount.

    The annuity unit value of each Subaccount for its first Valuation Period was set at $1.00. The annuity unit value for each subsequent Valuation Period is equal to (a) multiplied by (b) multiplied by (c) where:

           (a) is the annuity unit value for the immediately preceding Valuation Period;

           (b) is the net investment factor for that Valuation Period (described below); and

           (c) is the daily assumed interest factor for each day in that Valuation Period. The assumed interest rate we use for variable annuity payment options is 5% per year. The daily assumed interest factor derived from an assumed interest rate of 5% per year is 0.9998663.

    We calculate the net investment factor for each Subaccount for each Valuation Period by dividing (x) by (y) and subtracting (z) from the result where:

           (x) is the net result of:

               1. the value of the net assets in the Subaccount as of the end of the current Valuation Period; PLUS

               2. the amount of investment income and capital gains, realized or unrealized, credited to the net assets of the Subaccount during the current Valuation Period; MINUS

               3. the amount of capital losses, realized or unrealized, charged against the net assets of the Subaccount during the current Valuation Period; PLUS or MINUS

               4. any amount charged against or credited to the Subaccount for taxes, or any amount set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Subaccount.

           (y) is the net asset value of the Subaccount for the immediately preceding Valuation Period

           (z) is the daily amount charged for mortality and expense risks for each day of the current Valuation Period.

    If the annualized net investment return of a Subaccount for an annuity payment period is equal to the assumed interest rate, then the variable annuity payment attributable to that Subaccount for that period will equal the payment for the prior period. If the annualized net investment return of a Subaccount for an annuity payment period exceeds the assumed interest rate, then the variable annuity payment attributable to that Subaccount for that period will be greater than the payment for the prior period. To the extent that such annualized net investment return is less than the assumed interest rate, the payment for that period will be less than the payment for the prior period.

    For variable annuity payments, we reserve the right to:

           (1) refuse the election of a payment option if total proceeds are less than $5,000;

           (2) refuse to make payments of less than $50 each; or

           (3) make payments at less frequent intervals if payments will be less than $50 each.


    TRANSFER OF ANNUITY UNITS. By making a written or telephone request to us at any time after the effective date, the payee may transfer the dollar value of a designated number of annuity units of a particular Subaccount for an equivalent dollar amount of annuity units of another Subaccount. The transfer request will take effect as of the end of the Valuation Period when we receive the request. On the date of the transfer, the dollar amount of a variable annuity payment generated from the annuity units of either Subaccount would be the same. The payee may transfer the dollar amount of annuity units of one Subaccount for annuity units of another Subaccount an unlimited number of times. We only permit such transfers between the Subaccounts.


    SURRENDERS. By written request, a payee may make a full surrender of the payments remaining in a payment option and receive the surrender value. We do not allow any partial surrenders of the dollar amounts allocated to a payment option. The surrender value is equal to:

           (a) the commuted value of remaining payments in a payment option;
       MINUS


           (b) a commutation fee that varies by year since the effective date.


    The commuted value is the present value of the remaining stream of payments in a payment option, computed using the assumed interest rate and the annuity unit value(s) calculated as of the date we receive your surrender request. We assume that each payment under a variable payment option would be equal to the sum of the number of annuity units in each Subaccount multiplied by the applicable annuity unit value for each Subaccount as of the end of the Valuation Period on the payment date selected.


    We will deduct a commutation fee (surrender charge) from any full surrender requested during the first six years of a variable payment option. See "CHARGES AND DEDUCTIONS--COMMUTATION FEE." We do not assess a surrender charge against the proceeds applied to a variable payment option on the Retirement Date, and we will calculate any commutation fee based on the Contract Date. See "FEDERAL TAX MATTERS" for a discussion on the tax consequences of surrenders.


    Please refer to APPENDIX A for more information on variable annuity payments.

--------------------------------------------------------------------------------

YIELDS AND TOTAL RETURNS
--------------------------------------------------------------------------------

    We may advertise, or include in sales literature, yields, effective yields and total returns for the Subaccounts. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. Each Subaccount may also advertise, or include in sales literature, performance relative to certain performance rankings and indices compiled by independent rating organizations. You may refer to the Statement of Additional Information for more detailed information relating to performance.

    The effective yield and total return calculated for each Subaccount is based on the investment performance of the corresponding Investment Option, which includes the Investment Option's total operating expenses. (See the accompanying Investment Option prospectuses.)

    The yield of a Subaccount (except the Money Market Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. This yield is calculated by assuming that the income generated during that 30-day or one-month period is generated each period over 12-months and is shown as a percentage of the investment.

    The yield of the Money Market Subaccount refers to the annualized income generated by an investment in the Subaccount over a specified seven-day period. This yield is calculated by assuming that the income generated for that seven-day period is generated each period for 52-weeks and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

    The total return of a Subaccount refers to return quotations of an investment in a Subaccount for various periods of time. Total return figures are provided for each Subaccount for one, five and ten year periods, respectively. For periods prior to the date the Account commenced operations, performance information is calculated based on the performance of the Investment Options and the assumption that the Subaccounts were in existence for those same periods, with the level of Contract charges which were in effect at inception of the Subaccounts.

    The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Subaccount from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results less all charges and deductions applied against the Subaccount (including any surrender charge that would apply if you terminated your Contract at the end of each period indicated, but excluding any deductions for premium taxes).

    In addition to standardized average annual total return, non-standardized total return information may be used in advertisements or sales literature. Non-standardized return information will be computed on the same basis as described above, but does not include a surrender charge. In addition, the Company may disclose cumulative total return for Contracts funded by Subaccounts.

    Each Investment Option's yield, and standardized and non-standardized average annual total returns may also be disclosed, which may include investment periods prior to the date the Account commenced operations. Non-standardized performance data will only be disclosed if standardized performance data is also disclosed. Please refer to the Statement of Additional Information for additional information regarding the calculation of other performance data.

    In advertising and sales literature, Subaccount performance may be compared to the performance of other issuers of variable annuity contracts which invest in mutual fund portfolios with similar investment objectives. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers according to investment objectives on an industry-wide basis.

    The rankings provided by Lipper include variable life insurance issuers as well as variable annuity issuers, whereas the rankings provided by VARDS compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

    Advertising and sales literature may also compare the performance of each Subaccount to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any deductions for operating expenses. Other independent ranking services and indices may also be used as a source of performance comparison.

    We may also report other information including the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by tables, graphs or charts. All income and capital gains derived from Subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Portfolio's investment experience is positive.

--------------------------------------------------------------------------------

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE

INTRODUCTION


    This discussion is based on the Company's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of these current tax laws and interpretations. Moreover, no attempt has been made to consider any applicable state or other tax laws.


    A Contract may be purchased on a non-qualified basis ("Non-Qualified Contract") or purchased and used in connection with plans qualifying for favorable tax treatment ("Qualified Contract"). A Qualified Contract is designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(a), 403(b), 408 or 408A of the Internal Revenue Code of 1986, as amended (the "Code"). The effect of federal income taxes on amounts held under a Contract or annuity payments, and on the economic benefit to the Owner, the Annuitant or the Beneficiary depends on the type of retirement plan, the tax and employment status of the individual concerned, and the Company's tax status. In addition, an individual must satisfy certain requirements in connection with:

        - purchasing a Qualified Contract with proceeds from a tax-qualified plan, and

        -   receiving distributions from a Qualified Contract

    in order to continue to receive favorable tax treatment.

    Therefore, purchasers of Qualified Contracts are encouraged to seek competent legal and tax advice regarding the suitability and tax considerations specific to their situation. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.
--------------------------------------------------------------------------------

TAX STATUS OF THE CONTRACT

    The Company believes that the Contract will be subject to tax as an annuity contract under the Code, which generally means that any increase in Cash Value will not be taxable until monies are received from the Contract, either in the form of annuity payments or in some other form. The following Code requirement must be met in order to be subject to annuity contract treatment for tax purposes:


    DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that separate account investments must be "adequately diversified" in accordance with Treasury regulations in order for Non-Qualified Contracts to qualify as annuity contracts for federal tax purposes. The Account, through each Investment Option, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in each Subaccount may be invested. Although the investment adviser of EquiTrust Variable Insurance Series Fund is an affiliate of the Company, we do not have control over the Fund or its investments. Nonetheless, the Company believes that each Investment Option in which the Account owns shares will meet the diversification requirements.


    OWNER CONTROL. In certain circumstances, Owners of variable annuity Contracts may be considered the Owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity Contract Owner's gross income. The IRS has stated in published rulings that a variable annuity Contract Owner will be considered the Owner of separate account assets if the Contract Owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the Owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as Owners of the underlying assets."

    The ownership rights under the Contracts are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that Contract Owners were not Owners of separate account assets. For example, the Contract Owner has additional flexibility in allocating premium payments and Cash Values. These differences could result in a Contract Owner being treated as the Owner of a pro-rata portion of the assets of the Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the Contract Owner from being considered the Owner of the assets of the Account.

    REQUIRED DISTRIBUTIONS. In order to be treated as an annuity Contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

        - if any Owner dies on or after the Retirement Date but before the interest in the Contract has been fully distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and


        - if any Owner dies prior to the Retirement Date, the interest in the Contract will be distributed within five years after the date of the Owner's death.



    These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Owner's death. An Owner's designated Beneficiary is the person to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the designated Beneficiary is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new Owner.


    Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

    Other rules may apply to Qualified Contracts.
--------------------------------------------------------------------------------

TAXATION OF ANNUITIES

THE FOLLOWING DISCUSSION ASSUMES THAT THE CONTRACTS WILL QUALIFY AS ANNUITY CONTRACTS FOR FEDERAL INCOME TAX PURPOSES.

    IN GENERAL. Section 72 of the Code governs taxation of annuities in general. The Company believes that an Owner who is a natural person is not taxed on increases in the value of a Contract until distribution occurs through a partial withdrawal, surrender or annuity payment. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Cash Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or payment option) is taxable as ordinary income.

    NON-NATURAL OWNER. A non-natural Owner of an annuity Contract generally must include any excess of cash value over the "investment in the contract" as income during the taxable year. However, there are some exceptions to this rule. Certain Contracts will generally be treated as held by a natural person if:

        - the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person (but not in the case of certain non-qualified deferred compensation arrangements);

        - the Contract is acquired by an estate of a decedent by reason of the death of the decedent;

        -   the Contract is issued in connection with certain Qualified Plans;

        - the Contract is purchased by an employer upon the termination of certain Qualified Plans;

        - the Contract is used in connection with a structured settlement agreement; or

        - the Contract is purchased with a single payment within a year of the annuity starting date and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

    A prospective Owner that is not a natural person should discuss these exceptions with their tax adviser.

    THE FOLLOWING DISCUSSION GENERALLY APPLIES TO CONTRACTS OWNED BY NATURAL PERSONS.


    PARTIAL AND COMPLETE SURRENDERS. Under Section 72(e) of the Code, if a partial surrender is taken from a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the Contract to the participant's total accrued benefit or balance under the retirement plan. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of the individual under a Contract which was not excluded from the individual's gross income. For Contracts issued in connection with qualified plans, the investment in the Contract can be zero. Special tax rules may be available for certain distributions from Qualified Contracts, and special rules apply to distributions from Roth IRAs.


    Under Section 72(e) of the Code, if a partial surrender is taken from a Non-Qualified Contract (including a withdrawal under the systematic withdrawal option), amounts received are generally first treated as taxable income to the extent that the Cash Value immediately before the partial surrender exceeds the investment in the Contract at that time. Any additional amount surrendered is not taxable.

    In the case of a surrender under a Qualified or Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the investment in the Contract.

    Section 1035 of the Code provides that no gain or loss shall be recognized on the exchange of one annuity Contract for another and the Contract received is treated as a new Contract for purposes of the penalty and distribution-at-death rules. Special rules and procedures apply to
    Section 1035 transactions and prospective Owners wishing to take advantage of Section 1035 should consult their tax adviser.


    ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity Contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.


    TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of the death of the Owner. Generally, such amounts are includible in the income of the recipient as follows:

        - if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or

        - if distributed under a payment option, they are taxed in the same way as annuity payments.

    For these purposes, the investment in the Contract remains the amount of any purchase payments which were not excluded from gross income.

    PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a Non-Qualified Contract, a 10% federal tax penalty may be imposed. However, generally, there is no penalty applied on distributions:

        -   made on or after the taxpayer reaches age 59 1/2;

        - made on or after the death of the holder (or if the holder is not an individual, the death of the primary Annuitant);

        -   attributable to the taxpayer becoming disabled;

        - as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated Beneficiary;

        - made under certain annuities issued in connection with structured settlement agreements;

        - made under an annuity Contract that is purchased with a single premium when the Retirement Date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity payment period; and

        - any payment allocable to an investment (including earnings thereon) made before August 14, 1982 in a contract issued before that date.

    Other tax penalties may apply to certain distributions under a Qualified Contract. Contract Owners should consult their tax adviser.

    ACCOUNT CHARGES. It is possible that the Internal Revenue Service may take a position that any charges or deemed charges for certain optional benefits should be treated as taxable distributions to you. In particular, the Internal Revenue Service could take the position that any deemed charges associated with the Incremental Death Benefit Rider constitute a taxable withdrawal, which might also be subject to a tax penalty if the withdrawal occurs prior to your reaching age 59 1/2. Although we do not believe that these amounts, if any, should be treated as taxable withdrawals you should consult your tax adviser prior to selecting any optional benefit under the Contract.
--------------------------------------------------------------------------------

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT

    Certain tax consequences may result upon:

        -   a transfer of ownership of a Contract,

        - the designation of an Annuitant, payee or other Beneficiary who is not also the Owner,

        -   the selection of certain Retirement Dates, or

        -   the exchange of a Contract.

    An Owner contemplating any of these actions should consult their tax adviser.
--------------------------------------------------------------------------------

WITHHOLDING

    Generally, distributions from a Contract are subject to withholding of federal income tax at a rate which varies according to the type of distribution and the Owner's tax status. The Owner generally can elect not to have withholding apply.


    Eligible rollover distributions from section 401(a) plans, section 403(a) annuities and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An "eligible rollover distribution" is a distribution from such a plan, except certain distributions such as distributions required by the Code, certain distributions of after-tax contributions, hardship distributions or distributions in a specified annuity form. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan, section 403(b) tax-sheltered annuity, governmental section 457 plan or IRA.

--------------------------------------------------------------------------------

MULTIPLE CONTRACTS

    All non-qualified deferred annuity Contracts entered into after October 21, 1988 that are issued by the Company (or its affiliates) to the same Owner during any calendar year are treated as one annuity Contract for purposes of determining the amount includible in gross income under Section 72(e). This rule could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity Contracts or otherwise. There may also be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more annuity Contracts purchased by the same Owner. Accordingly, an Owner should consult a competent tax adviser before purchasing more than one annuity Contract.
--------------------------------------------------------------------------------

TAXATION OF QUALIFIED CONTRACTS

    The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

        -   contributions in excess of specified limits;

        -   distributions prior to age 59 1/2 (subject to certain exceptions);

        - distributions that do not conform to specified commencement and minimum distribution rules; and

        -   other specified circumstances.

    Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but the Company shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. For qualified plans under Section 401(a), 403(a) and 403(b), the Code requires that distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For Roth IRAs under Section 408A, distributions are not required during the Owner's (or plan participant's) lifetime. Brief descriptions follow of the various types of qualified retirement plans available in connection with a Contract. The Company will amend the Contract as necessary to conform it to the requirements of the Code.

    CORPORATE PENSION AND PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.


    INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Sales of the Contract for use with IRAs may be subject to special requirements of the Internal Revenue Code. Earnings in an IRA are not taxed until distribution. IRA contributions are limited each year to the lesser of an amount specifed in the Code or 100% of the amount of compensation included in the Owner's gross income and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.



    The Internal Revenue Service has not yet reviewed the Contract for use as any type of IRA. Individuals using the Contract in such a manner may want to consult their tax adviser.



    SEP IRAs. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.



    SIMPLE IRAs. Section 408(p) of the Code permits small employers to establish SIMPLE IRAs under which employees may elect to defer a percentage of their compensation. The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from a SIMPLE IRA are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


    ROTH IRAs. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or conversion from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. Such conversions are subject to a 10% penalty tax if they are distributed before five years have passed since the year of the conversion. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made:

        -   before age 59 1/2 (subject to certain exceptions), or

        - during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

    TAX SHELTERED ANNUITIES. Section 403(b) of the Code allows employees of certain section 501(c)(3) organizations and public schools to exclude from their gross income the premiums paid, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premiums may be subject to FICA (social security) tax. Code section 403(b)(11) restricts the distribution under Code
    section 403(b) annuity contracts of:

        - elective contributions made in years beginning after December 31, 1988;

        -   earnings on those contributions; and

        - earnings in such years on amounts held as of the last year beginning before January 1, 1989.

    Distribution of those amounts may only occur upon:

        -   death of the employee,

        -   attainment of age 59 1/2,

        -   separation from service,

        -   disability, or

        -   financial hardship.

    In addition, income attributable to elective contributions may not be distributed in the case of hardship.


    DEATH BENEFITS. The Incremental Death Benefit Rider could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or tax-sheltered annuity. Because this death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.


    RESTRICTIONS UNDER QUALIFIED CONTRACTS. Other restrictions with respect to the election, commencement or distribution of benefits may apply under Qualified Contracts or under the terms of the plans in respect of which Qualified Contracts are issued.
--------------------------------------------------------------------------------

POSSIBLE CHARGE FOR THE COMPANY'S TAXES

    The Company currently makes no charge to the Subaccounts for any Federal, state or local taxes that the Company incurs which may be attributable to such Subaccounts or the Contracts. We reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that the Company determines to be properly attributable to the Subaccounts or to the Contracts.
--------------------------------------------------------------------------------

OTHER TAX CONSEQUENCES

    As noted above, the foregoing comments about the Federal tax consequences under these Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in the Prospectus. Further, the Federal income tax consequences discussed herein reflect our understanding of current law. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution. You should consult your tax adviser for further information.

--------------------------------------------------------------------------------

DISTRIBUTION OF THE CONTRACTS
--------------------------------------------------------------------------------

    The Contracts will be offered to the public on a continuous basis. We do not anticipate discontinuing the offering of the Contracts, but reserve the right to do so. Applications for Contracts are solicited by agents, who in addition to being licensed by applicable state insurance authorities to sell the variable annuity contracts and variable life insurance policies for the Company, are also registered representatives of EquiTrust Marketing, broker-dealers having selling agreements with EquiTrust Marketing or broker-dealers having selling agreements with such broker-dealers. EquiTrust Marketing is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer, is a member of the National Association of Securities Dealers, Inc. ("NASD") and is an affiliate of the Company.

    EquiTrust Marketing serves as the Principal Underwriter, as defined in the 1940 Act, of the Contracts for the Account pursuant to an Underwriting Agreement between the Company and EquiTrust Marketing and is not obligated to sell any specific number of Contracts. EquiTrust Marketing currently receives annual compensation of $100 per registered representative for acting as principal underwriter. EquiTrust Marketing's principal business address is the same as that of the Company.

    The Company may pay sales representatives commissions up to an amount equal to 4% of the premiums paid under a Contract during the first six Contract years and 1% of the premiums paid in the seventh and subsequent Contract years. Managers of sales representatives may also receive commission overrides of up to 30% of the sales representatives commissions. We may also pay other distribution expenses such as production incentive bonuses, agent's insurance and pension benefits, and agency expense allowances. These distribution expenses do not result in any additional charges against the Contracts that are not described under "CHARGES AND DEDUCTIONS."

    Under the Public Disclosure Program, NASD Regulation ("NASDR") provides certain information regarding the disciplinary history of NASD member broker-dealers and their associated persons in response to written, electronic or telephonic inquiries. NASDR's toll-free Public Disclosure Program Hotline telephone number is 1-800-289-9999 and their Web site address is www.nasdr.com. An investor brochure that includes information describing the Public Disclosure Program is available from NASDR.

--------------------------------------------------------------------------------

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

    The Company, like other life insurance companies, is involved in lawsuits. Currently, there are no class action lawsuits naming the Company as a defendant or involving the Account. In some lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time, there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Account or the Company.

--------------------------------------------------------------------------------

VOTING RIGHTS
--------------------------------------------------------------------------------

    To the extent required by law, the Company will vote the Fund shares held in the Account at regular and special shareholder meetings of the Funds, in accordance with instructions received from persons having voting interests in the corresponding Subaccounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and, as a result, the Company determines that it is permitted to vote the Fund shares in its own right, it may elect to do so.

    The number of votes you have the right to instruct will be calculated separately for each Subaccount to which you have allocated or transferred Cash Value or proceeds, and may include fractional votes. The number of votes attributable to a Subaccount is determined by dividing your Cash Value or proceeds in that Subaccount by the net asset value per share of the Investment Option of the corresponding Subaccount.

    The number of votes of an Investment Option which are available to you is determined as of the date coincident with the date established by that Investment Option for determining shareholders eligible to vote at the relevant meeting for that Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by each Fund. For each Subaccount in which you have a voting interest, you will receive proxy materials and reports relating to any meeting of shareholders of the Investment Option in which that Subaccount invests.

    The Company will vote Fund shares attributable to Contracts as to which no timely instructions are received (as well as any Fund shares held in the Account which are not attributable to Contracts) in proportion to the voting instructions received with respect to all Contracts participating in each Investment Option. Voting instructions to abstain on any item to be voted upon will be applied on a pro-rata basis to reduce the votes eligible to be cast on a matter.

--------------------------------------------------------------------------------

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


    The audited consolidated balance sheets of the Company as of December 31, 2001 and 2000, and the related consolidated statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2001 and the financial statement schedules, as well as the related Reports of Independent Auditors are contained in the Statement of Additional Information. Likewise, the audited statements of assets and liabilities for each of the Subaccounts constituting the Account as of December 31, 2001 and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, as well as the related Reports of Independent Auditors are contained in the Statement of Additional Information.



    The Company's financial statements should be considered only as bearing on the Company's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Account.

--------------------------------------------------------------------------------

APPENDIX A
--------------------------------------------------------------------------------

CALCULATING VARIABLE ANNUITY PAYMENTS

    The following chart has been prepared to show how investment performance could affect variable annuity payments over time. It illustrates the variable annuity payments under a supplemental agreement issued in consideration of proceeds from a Non-Qualified Contract. The chart illustrates certain variable annuity payments under five hypothetical rate of return scenarios. Of course, the illustrations merely represent what such payments might be under a HYPOTHETICAL supplemental agreement issued for proceeds from a HYPOTHETICAL Contract.

    WHAT THE CHART ILLUSTRATES. The chart illustrates the first monthly payment in each of 25 years under a hypothetical variable payment supplemental agreement issued in consideration of proceeds from a hypothetical Non-Qualified Contract assuming a different hypothetical rate of return for a single Subaccount supporting the agreement. The chart assumes that the first monthly payment in the initial year shown is $1,000.


    HYPOTHETICAL RATES OF RETURN. The variable annuity payments reflect five different assumptions for a constant investment return before fees and expenses: 0.00%, 3.53%, 7.05%, 9.53%, and 12.00%. Net of all expenses, these constant returns are: (2.05)%, 1.48%, 5.00%, 7.48%, and 9.95%. The first variable annuity payment for each year reflects the 5% Assumed Interest Rate net of all expenses for the Subaccount (and the underlying Funds) pro-rated for the month shown. Fund management fees and operating expenses are assumed to be at an annual rate of 0.80% of their average daily net assets. This is the average of Fund expenses shown in the Annual Investment Option Expenses table on page 7. The mortality and expense risk charge is assumed to be at an annual rate of 1.25% of the illustrated Subaccount's average daily net assets.



    THE FIRST MONTHLY VARIABLE ANNUITY PAYMENTS DEPICTED IN THE CHART ARE BASED ON HYPOTHETICAL SUPPLEMENTAL AGREEMENTS AND HYPOTHETICAL INVESTMENT RESULTS AND ARE NOT PROJECTIONS OR INDICATIONS OF FUTURE RESULTS. THE COMPANY DOES NOT GUARANTEE OR EVEN SUGGEST THAT ANY SUBACCOUNT, CONTRACT OR AGREEMENT ISSUED BY IT WOULD GENERATE THESE OR SIMILAR MONTHLY PAYMENTS FOR ANY PERIOD OF TIME. THE CHART IS FOR ILLUSTRATION PURPOSES ONLY AND DOES NOT REPRESENT FUTURE VARIABLE ANNUITY PAYMENTS OR FUTURE INVESTMENT RETURNS. The first variable annuity payment in each year under an actual supplemental agreement issued in connection with an actual Contract will be more or less than those shown if the actual returns of the Subaccount(s) selected by the Owner are different from the hypothetical returns. Because a Subaccount's investment return will fluctuate over time, variable annuity payments actually received by a payee will be more or less than those shown in this illustration. Also, in an actual case, the total amount of variable annuity payments ultimately received will depend upon the payment option selected and the life of the payee. See the Prospectus section titled "PAYMENT OPTIONS--Election of Payment Options and Annuity Payments."


    ASSUMPTIONS ON WHICH THE HYPOTHETICAL SUPPLEMENTAL AGREEMENT AND CONTRACT ARE BASED. The chart reflects a hypothetical supplemental agreement and Contract. These, in turn, are based on the following assumptions:

        -   The hypothetical Contract is a Non-Qualified Contract

        - The supplemental agreement is issued in consideration of proceeds from the hypothetical Contract

        - The proceeds applied under the agreement represent the entire Cash Surrender Value of the Contract and are allocated to a single Subaccount


        - The single Subaccount has annual constant rates of return before fees and expenses of 0.00%, 3.53%, 7.05%, 9.53%, and 12.00%

        -   Assumed Interest Rate is 5% per year

        -   The payee elects to receive monthly variable annuity payments

        - The proceeds applied to the purchase of annuity units as of the effective date of the agreement under the annuity payment option selected results in an initial variable annuity payment of $1,000

    For a discussion of how an Owner or payee may elect to receive monthly, quarterly, semi-annual or annual variable annuity payments, see "PAYMENT OPTIONS."

    ASSUMED INTEREST RATE. Among the most important factors that determines the amount of each variable annuity payment is the Assumed Interest Rate. Under supplemental agreements available as of the date of this Prospectus, the Assumed Interest Rate is 5%. Variable annuity payments will increase in size from one annuity payment date to the next if the annualized net rate of return during that time is greater than the Assumed Interest Rate, and will decrease if the annualized net rate of return over the same period is less than the Assumed Interest Rate. (The Assumed Interest Rate is an important component of the net investment factor.) For a detailed discussion of the Assumed Interest Rate and net investment factor, see "PAYMENT OPTIONS."

    THE $1,000 INITIAL MONTHLY VARIABLE ANNUITY PAYMENT. The hypothetical supplemental agreement has an initial monthly variable annuity payment of $1,000. The dollar amount of the first variable annuity payment under an actual agreement will depend upon:

        -   the amount of proceeds applied

        -   the annuity payment option selected

        - the annuity purchase rates in the supplemental agreement on the effective date

        - the Assumed Interest Rate under the supplemental agreement on the effective date

        -   the age of the payee

        -   in most cases, the sex of the payee


    For each column in the chart, the entire proceeds are allocated to a Subaccount having a constant rate of return as shown at the top of the column. However, under an actual supplemental agreement, proceeds are often allocated among several Subaccounts. The dollar amount of the first variable annuity payment attributable to each Subaccount is determined under an actual agreement by dividing the dollar value of the proceeds applied to that Subaccount as of the effective date by $1,000, and multiplying the result by the annuity purchase rate in the agreement for the payment option selected. The amount of the first variable annuity payment is the sum of the first payments attributable to each Subaccount to which proceeds were allocated. For a detailed discussion of how the first variable annuity payment is determined, see "PAYMENT OPTIONS." For comparison purposes, hypothetical monthly fixed annuity payments are shown in the column using a 5% net Assumed Interest Rate.

                 INITIAL MONTHLY PAYMENTS FOR EACH YEAR SHOWN,
                       ASSUMING A CONSTANT RATE OF RETURN




CONTRACT      0.00% GROSS   3.53% GROSS   7.05% GROSS   9.53% GROSS   12.00% GROSS
YEAR          -2.05% NET     1.48% NET     5.00% NET     7.48% NET     9.95% NET
1               $1,000        $1,000        $1,000        $1,000         $1,000
2                  933           966         1,000         1,024          1,047
3                  870           934         1,000         1,048          1,097
4                  812           903         1,000         1,073          1,148
5                  757           872         1,000         1,098          1,202
6                  706           843         1,000         1,124          1,259
7                  659           815         1,000         1,150          1,318
8                  615           788         1,000         1,178          1,381
9                  573           761         1,000         1,205          1,446
10                 535           736         1,000         1,234          1,514
11                 499           711         1,000         1,263          1,585
12                 466           687         1,000         1,293          1,660
13                 434           664         1,000         1,323          1,738
14                 405           642         1,000         1,355          1,820
15                 378           620         1,000         1,387          1,906
16                 353           600         1,000         1,419          1,996
17                 329           580         1,000         1,453          2,090
18                 307           560         1,000         1,487          2,188
19                 286           541         1,000         1,522          2,291
20                 267           523         1,000         1,558          2,399
21                 249           506         1,000         1,595          2,513
22                 232           489         1,000         1,633          2,631
23                 217           472         1,000         1,671          2,755
24                 202           456         1,000         1,711          2,885
25                 189           441         1,000         1,751          3,021

TEAR AT PERFORATION

If you would like a copy of the Statement of Additional Information, please complete the information below and detach and mail this card to the Company at the address shown on the cover of this Prospectus.

Name
--------------------------------------------------------------------------------

Address
--------------------------------------------------------------------------------

City, State, Zip
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                             PAGE
                                                                             ----
ADDITIONAL CONTRACT PROVISIONS.............................................    1
      The Contract.........................................................    1
      Incontestability.....................................................    1
      Misstatement of Age or Sex...........................................    1
      Non-Participation....................................................    1
CALCULATION OF YIELDS AND TOTAL RETURNS....................................    1
      Money Market Subaccount Yields.......................................    1
      Other Subaccount Yields..............................................    2
      Average Annual Total Returns.........................................    3
      Other Total Returns..................................................    7
      Effect of the Administrative Charge On Performance Data..............    7
EXPERTS....................................................................    7
OTHER INFORMATION..........................................................    8
FINANCIAL STATEMENTS.......................................................    8

                                    SAI-TOC

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                      STATEMENT OF ADDITIONAL INFORMATION

                       FARM BUREAU LIFE INSURANCE COMPANY

                             5400 University Avenue
                          West Des Moines, Iowa 50266
                                 1-800-247-4170

                        FARM BUREAU LIFE ANNUITY ACCOUNT

         INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT


This Statement of Additional Information contains additional information to the Prospectus for the flexible premium deferred variable annuity contract (the "Contract") offered by Farm Bureau Life Insurance Company (the "Company"). This Statement of Additional Information is not a Prospectus, and it should be read only in conjunction with the Prospectus for the Contract. The Prospectus for the Contract is dated the same date as this Statement of Additional information. Unless otherwise indicated, all terms used in this Statement of Additional Information have the same meaning as when used in the Prospectus. You may obtain a copy of the Prospectus by writing or calling us at our address or toll-free number shown above.



                                  May 1, 2002

--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                             PAGE
                                                                             ----
ADDITIONAL CONTRACT PROVISIONS.............................................    1
      The Contract.........................................................    1
      Incontestability.....................................................    1
      Misstatement of Age or Sex...........................................    1
      Non-Participation....................................................    1
CALCULATION OF YIELDS AND TOTAL RETURNS....................................    1
      Money Market Subaccount Yields.......................................    1
      Other Subaccount Yields..............................................    2
      Average Annual Total Returns.........................................    3
      Other Total Returns..................................................    7
      Effect of the Administrative Charge On Performance Data..............    7
EXPERTS....................................................................    7
OTHER INFORMATION..........................................................    8
FINANCIAL STATEMENTS.......................................................    8

--------------------------------------------------------------------------------

ADDITIONAL CONTRACT PROVISIONS
--------------------------------------------------------------------------------

THE CONTRACT

    The Contract includes the basic Contract, the application, any supplemental applications and any endorsements or additional benefit riders or agreements. The statements made in the application are deemed representations and not warranties. We will not use any statement in defense of a claim or to void the Contract unless it is contained in the application.
--------------------------------------------------------------------------------

INCONTESTABILITY

    We will not contest the Contract from its Contract Date.
--------------------------------------------------------------------------------

MISSTATEMENT OF AGE OR SEX

    If the age or sex of the Annuitant has been misstated, we will pay that amount which the premium actually paid would have purchased at the correct age and sex.
--------------------------------------------------------------------------------

NON-PARTICIPATION

    The Contracts are not eligible for dividends and will not participate in the Company's divisible surplus.

--------------------------------------------------------------------------------

CALCULATION OF YIELDS AND TOTAL RETURNS
--------------------------------------------------------------------------------

    The Company may disclose yields, total returns and other performance data for a Subaccount. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC.
--------------------------------------------------------------------------------

MONEY MARKET SUBACCOUNT YIELDS

    Advertisements and sales literature may quote the current annualized yield of the Money Market Subaccount for a specific seven-day period. This figure is computed by determining the net change (exclusive of realized gains and losses on the sale of securities, unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Contract with a balance of 1 subaccount unit at the beginning of the period, dividing this net change by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis.

    The net change in account value reflects:

        - net income from the Investment Option attributable to the hypothetical account; and

        - charges and deductions imposed under the Contract attributable to the hypothetical account.

    The charges and deductions include per unit charges for the hypothetical account for:

        -   the annual administrative charge and

        -   the mortality and expense risk charge.

    For purposes of calculating current yields for a Contract, an average per unit administrative charge is used based on the $30 administrative charge deducted at the beginning of each Contract Year. Current yield will be calculated according to the following formula:

Current Yield = ((NCS - ES)/UV) X (365/7)

Where:

NCS  =    the net change in the value of the Investment Option (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income)
          for the seven-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES   =    per unit expenses attributable to the hypothetical account for the seven-day period.

UV   =    the unit value for the first day of the seven-day period.

Effective Yield = (1 + ((NCS - ES)/UV)) TO THE POWER OF (365/7) - 1

Where:

NCS  =    the net change in the value of the Investment Option (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income)
          for the seven-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES   =    per unit expenses attributable to the hypothetical account for the seven-day period.

UV   =    the unit value for the first day of the seven-day period.

    The yield for the Money Market Subaccount will be lower than the yield for the Money Market Investment Option due to the charges and deductions imposed under the Contract.

    The current and effective yields of the Money Market Subaccount normally fluctuate on a daily basis and SHOULD NOT ACT AS AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The actual yield is affected by:

        -   changes in interest rates on money market securities,

        -   the average portfolio maturity of the Money Market Investment
            Option,

        - the quality of portfolio securities held by this Investment Option, and

        -   the operating expenses of the Money Market Investment Option.

    Yields may also be presented for other periods of time.
--------------------------------------------------------------------------------

OTHER SUBACCOUNT YIELDS

    Advertisements and sales literature may quote the current annualized yield of one or more of the subaccounts (except the Money Market Subaccount) for a Contract for 30-day or one month periods. The annualized yield of a Subaccount refers to income generated by that Subaccount during a 30-day or one-month period which is assumed to be generated each period over a 12-month period.

    The yield is computed by:

        1) dividing net investment income of the Investment Option attributable to the subaccount units less subaccount expenses for the period; by


        2) the offering price per unit at the close of the last day of the period multiplied by the daily average number of units outstanding for the period; by


        3)  compounding that yield for a six-month period; and by

        4)  multiplying that result by 2.


    The annual administrative charge (deducted at the beginning of each Contract
    Year) and mortality and expense risk charge are included in the expenses of the Subaccounts. For purposes of calculating the 30-day or one-month yield, an average administrative charge per dollar of Contract value is used to determine the amount of the charge attributable to the Subaccount for the 30-day or one-month period. The 30-day or one-month yield is calculated according to the following formula:


Yield = 2 X ((((NI - ES)/(U X UV)) + 1) TO THE POWER OF (6) - 1)

Where:

NI   =    net investment income of the Investment Option for the 30-day or one-month period attributable to the subaccount's units.

ES   =    expenses of the subaccount for the 30-day or one-month period.

U    =    the average number of units outstanding.

UV   =    the unit value at the close of the last day in the 30-day or one-month period.

    The yield for each Subaccount will be lower than the yield for the corresponding Investment Option due to the various charges and deductions imposed under the Contract.

    The yield for each Subaccount normally will fluctuate over time and SHOULD NOT ACT AS AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. A Subaccount's actual yield is affected by the quality of portfolio securities held by the corresponding Investment Option and its operating expenses.

    The surrender charge is not considered in the yield calculation.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

    Advertisements and sales literature may also quote average annual total returns for the Subaccounts for various periods of time, including periods before the Subaccounts were in existence. Total return figures are provided for each Subaccount for one, five and ten year periods. Average annual total returns may also be disclosed for other periods of time.

    Adjusted historic average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. The last date of each period is the most recent month-end practicable.

    Adjusted historic average annual total returns for each Subaccount are calculated based on the assumption that the Subaccounts were in existence during the stated periods with the level of Contract charges which were in effect at the inception of each Subaccount (see four columns under "Investment Option" heading below). For purposes of calculating average annual total return, an average annual administrative charge per dollar of Contract value is used. The calculation also assumes surrender of the Contract at the end of the period. The total return will then be calculated according to the following formula:

TR = (ERV/P) TO THE POWER OF (1/N) - 1
Where:
TR   =    the average annual total return net of subaccount recurring charges.
ERV  =    the ending redeemable value (net of any applicable surrender charge) of the hypothetical account at the end of the period.
P    =    a hypothetical initial payment of $1,000.
N    =    the number of years in the period.


    The following chart provides adjusted historic average annual total return information for the Subaccounts. When a Subaccount has been in existence for at least one year, the chart below also provides the actual average annual total return for the Subaccount as of the end of the period indicated or from the date of inception (i.e., since the first dollar was funded to the Subaccount) calculated according to the formula described above (see the three columns to the right of the chart under the heading "Subaccount").



                                                          INVESTMENT OPTION                              SUBACCOUNT
                                                                                                                      FOR THE
                                                                                                                      PERIOD
                                                                                                                     FROM DATE
                                           FOR THE    FOR THE    FOR THE    FOR THE PERIOD     FOR THE    FOR THE       OF
                                           1-YEAR     5-YEAR     10-YEAR     FROM DATE OF      1-YEAR     5-YEAR     INCEPTION
                                           PERIOD     PERIOD     PERIOD      INCEPTION OF      PERIOD     PERIOD        OF
SUBACCOUNT (DATE ON WHICH FIRST             ENDED      ENDED      ENDED    INVESTMENT OPTION    ENDED      ENDED    SUBACCOUNT
ACTIVITY OCCURRED)                        12/31/01   12/31/01   12/31/01      TO 12/31/01     12/31/01   12/31/01   TO 12/31/01
American Century
  VP Ultra Fund(1) (10/4/01)                   --         --         --         (11.88)%           --         --        2.35%
  VP Vista Fund(1) (10/11/01)                  --         --         --          (6.05)            --         --       (4.95)
Dreyfus
  VIF Appreciation Portfolio -- Initial
  Share Class(2) (10/31/01)                (16.21)%     8.87%        --          12.24             --         --       (1.17)
  VIF Disciplined Stock Portfolio --
  Initial Share Class(3) (10/25/01)        (19.93)      7.26         --           9.72             --         --       (1.92)
  VIF Growth and Income Portfolio --
  Initial Share Class(4) (10/15/01)        (12.96)      4.62         --          12.06             --         --        0.40
  VIF International Equity Portfolio --
  Initial Share Class(4) (10/5/01)         (34.89)     (0.34)        --           1.64             --         --        1.68
  VIF Small Cap Portfolio -- Initial
  Share Class(5) (10/10/01)                (13.21)      6.13      19.79%         27.78             --         --        5.55
  Dreyfus Socially Responsible Growth
  Fund, Inc. -- Service Share
  (10/29/01) Class(6)                      (28.67)      6.31         --          11.00             --         --       (0.22)
EquiTrust Variable Insurance Series Fund
  Blue Chip Portfolio(7) (1/17/94)         (18.06)      6.26      10.45          12.17         (17.90)%     6.25%      10.06
  High Grade Bond Portfolio(8) (1/18/94)     1.10       5.44       5.82           7.24           0.98       5.44        5.51
  Managed Portfolio(8) (1/17/94)             0.18       4.11       8.79           8.13           0.07       4.10        6.74
  Money Market Portfolio(9) (1/4/94)        (4.16)      2.82       2.84           3.18          (4.16)      2.86        3.26
  Strategic Yield Portfolio(8) (1/17/94)     1.21       4.03       6.94           8.00           1.10       4.02        5.37
  Value Growth Portfolio(8) (1/17/94)       (0.90)     (3.18)      4.90           4.06          (0.98)     (3.19)       2.11

                                                          INVESTMENT OPTION                              SUBACCOUNT
                                                                                                                      FOR THE
                                                                                                                      PERIOD
                                                                                                                     FROM DATE
                                           FOR THE    FOR THE    FOR THE    FOR THE PERIOD     FOR THE    FOR THE       OF
                                           1-YEAR     5-YEAR     10-YEAR     FROM DATE OF      1-YEAR     5-YEAR     INCEPTION
                                           PERIOD     PERIOD     PERIOD      INCEPTION OF      PERIOD     PERIOD        OF
SUBACCOUNT (DATE ON WHICH FIRST             ENDED      ENDED      ENDED    INVESTMENT OPTION    ENDED      ENDED    SUBACCOUNT
ACTIVITY OCCURRED)                        12/31/01   12/31/01   12/31/01      TO 12/31/01     12/31/01   12/31/01   TO 12/31/01
Fidelity Variable Insurance Products Funds
  VIP Contrafund Portfolio(10) (5/5/99)    (19.00)%     8.45%        --          14.20%        (18.78)%       --       (5.00)%
  VIP Growth Portfolio(11) (5/5/99)        (24.07)      9.67      11.85%         12.23         (23.79)        --       (5.85)
  VIP Growth & Income Portfolio(12)
  (5/5/99)                                 (15.68)      8.12         --           8.12         (15.54)        --       (6.62)
  VIP High Income Portfolio(13)
  (10/17/01)                               (18.67)     (5.60)      3.64           5.36             --         --       (3.95)
  VIP Index 500 Portfolio(14) (5/5/99)     (18.83)      8.38         --          11.90         (18.65)        --       (7.46)
  VIP Mid Cap Portfolio(15)                (10.76)        --         --          22.58             --         --       (0.68)
  VIP Overseas Portfolio(16) (5/5/99)      (27.39)      0.77       4.34           4.58         (27.05)        --       (9.18)
Franklin Templeton
  Franklin Small Cap Fund --
  Class 2(17)(22)(23) (10/10/01)           (21.79)      8.54         --          11.91             --         --        8.33
  Franklin Small Cap Value Securities
  Fund -- Class 2(18)(22)(23) 10/15/01       5.51         --         --           0.84             --         --        7.30
  Franklin U.S. Government Fund --
  Class 2(19)(22)(23) (10/16/01)            (0.53)      4.82       5.36           6.14             --         --       (7.30)
  Mutual Shares Securities Fund --
  Class 2(20)(22)(23) (10/4/01)             (0.84)      8.17         --           8.84             --         --       (1.88)
  Templeton Growth Securities Fund --
  Class 2(21)(22)(23) (10/4/01)             (8.69)      6.42         --           8.51             --         --        1.36
J.P. Morgan Series Trust II
  JPMorgan Mid-Cap Value Portfolio(24)
  10/4/01                                      --         --         --           3.14             --         --        0.94
  JPMorgan Small Company Portfolio(25)
  (10/10/01)                               (15.01)      4.42         --          10.28             --         --        7.61
Summit Pinnacle Series
  NASDAQ-100 Index Portfolio(26)
  (10/1/01)                                (38.60)        --         --         (40.46)            --         --       27.82
  Russell 2000 Small Cap Index
  Portfolio(26) (10/1/01)                   (6.01)        --         --          (3.40)            --         --       14.75
  S&P MidCap 400 Index Portfolio(27)
  (10/1/01)                                 (8.63)        --         --           6.30             --         --       12.02
T. Rowe Price Equity Series, Inc.
  Equity Income Portfolio(28) (10/5/01)     (6.08)      8.84         --          13.12             --         --       (1.04)
  Mid-Cap Growth Portfolio(29) (5/6/99)     (8.32)        --         --          12.04          (8.30)        --       10.43
  New America Growth Portfolio(28)
  (5/4/99)                                 (18.71)      2.98         --          10.02         (18.41)        --       (8.93)
  Personal Strategy Balanced
  Portfolio(30) (5/4/99)                   (28.33)     (1.60)        --           2.11          (9.68)        --       (0.88)
T. Rowe Price International Series, Inc.
  International Stock Portfolio(28)
  (5/12/99)                                 (9.72)      6.54         --          10.46         (28.01)        --      (10.43)

        (1)   The VP Ultra and VP Vista Funds commenced operations on May 1,
              2001


        (2)   The VIF Appreciation Portfolio commenced operations on April 5,
              1993.

        (3) The VIF Disciplined Stock Portfolio commenced operations on April 30, 1996.

        (4) The VIF Growth and Income and VIF International Equity Portfolios commenced operations on May 2, 1994.

        (5)   The VIF Small Cap Portfolio commenced operations on August 31,
              1990.


        (6) The Socially Responsible Growth Fund, Inc. commenced operations on October 7, 1993. Because Service shares were not offered until December 31, 2000, the returns shown reflect the Fund's Initial Share Class through December 31, 2000 and the Service Class shares thereafter. Performance shown is higher than it would have been had Service Class shares been available for the entire time period.


        (7)   The Blue Chip Portfolio commenced operations on October 15, 1990.


        (8) The Value Growth, High Grade Bond, Managed and Strategic Yield Portfolios commenced operations on October 17, 1987.


        (9)   The Money Market Portfolio commenced operations on February 20,
              1990.

        (10)  The Contrafund Portfolio commenced operations on January 3, 1995.

        (11)  The Growth Portfolio commenced operations on October 9, 1986.

        (12) The Growth & Income Portfolio commenced operations on December 31, 1996.


        (13) The High Income Portfolio commenced operations on September 19, 1985. Because Service Class 2 shares were not offered until January 12, 2000, the returns shown reflect the Portfolio's Service Class of shares (which include a different 12b-1 fee) for the period November 3, 1997 to January 12, 2000 and the Portfolio's Initial Class of shares (which do not include the effects of a 12b-1 fee) for periods prior to November 3, 1997. Had Service Class 2 shares been available for the entire time period, returns prior to January 12, 2000 would have been lower.


        (14)  The Index 500 Portfolio commenced operations on August 27, 1992.


        (15) The Mid Cap Portfolio commenced operations on December 28, 1998. Because Service Class 2 shares were not offered until January 12, 2000, the returns shown reflect the Portfolio's Service Class of shares (which include a different 12b-1 fee) for the period December 28, 1998 to January 12, 2000. Had Service Class 2 shares been available for the entire time period, returns prior to January 12, 2000 would have been lower.



        (16)  The Overseas Portfolio commenced operations on January 28, 1987.



        (17)  The Franklin Small Cap Fund commenced operations on November 1,
              1995.



        (18) The Franklin Small Cap Value Securities Fund commenced operations on May 1, 1998.



        (19) The Franklin U.S. Government Fund commenced operations on March 14, 1989.



        (20) The Mutual Shares Securities Fund commenced operations on November 8, 1996.



        (21) The Templeton Growth Securities Fund commenced operations on March 15, 1994.



        (22) Because Class 2 shares were not offered until 1/6/99, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning on 1/6/99, Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance. If Class 2 shares were available prior to 1/6/99, performance for such prior periods would be lower.



        (23) Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ.



        (24) The JPMorgan Mid-Cap Value Portfolio commenced operations on September 28, 2001.



        (25) The JPMorgan Small Company Portfolio commenced operations on January 3, 1995.



        (26) The NASDAQ-100 Index and Russell 2000 Small Cap Index Portfolios commenced operations on April 27, 2000.

        (27) The S&P MidCap 400 Index Portfolio commenced operations on May 3, 1999.



        (28) The Equity Income, New America Growth and International Stock Portfolios commenced operations on March 31, 1994.



        (29) The Mid-Cap Growth Portfolio commenced operations on December 31, 1996.



        (30) The Personal Strategy Balanced Portfolio commenced operations on December 30, 1994.



    The actual Subaccount total return information and the adjusted historic average total return information will vary because of the method used to deduct the mortality and expense risk charge from the returns. For actual Subaccount total return information, the mortality and expense risk charge is calculated based on the daily net assets multiplied by a daily factor and reduced on a daily basis. For adjusted historic average total return information, the mortality and expense risk charge is calculated as a single charge applied at the end of the period on an annualized basis.

--------------------------------------------------------------------------------

OTHER TOTAL RETURNS

    Advertisements and sales literature may also quote average annual total returns which do not reflect the surrender charge. These figures are calculated in the same manner as average annual total returns described above, however, the surrender charge is not taken into account at the end of the period.

    We may disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:

CTR = (ERV/P) - 1

Where:

CTR  =    The cumulative total return net of subaccount recurring charges for the period.

ERV  =    The ending redeemable value of the hypothetical investment at the end of the period.

P    =    A hypothetical single payment of $1,000.

--------------------------------------------------------------------------------

EFFECT OF THE ADMINISTRATIVE CHARGE ON PERFORMANCE DATA

    We apply an annual administrative charge of $30 on the Contract Date and on each Contract Anniversary prior to the Retirement Date. This charge is deducted from each Subaccount and the Declared Interest Option based on the proportion that each Subaccount's value bears to the total Cash Value. For purposes of reflecting the administrative charge in yield and total return quotations, this annual charge is converted into a per-dollar per-day charge based on the average value of all contracts in the Account on the last day of the period for which quotations are provided. The per-dollar per-day average charge is then adjusted to reflect the basis upon which the particular quotation is calculated.

--------------------------------------------------------------------------------

EXPERTS
--------------------------------------------------------------------------------

    All matters relating to Iowa law pertaining to the Contracts, including the validity of the Contracts and the Company's authority to issue the Contracts, have been passed upon by Stephen M. Morain, Esquire, Senior Vice President and General Counsel of the Company. Sutherland Asbill & Brennan LLP, Washington D.C. has provided advice on certain matters relating to the federal securities laws.


    The Account's statements of assets and liabilities as of December 31, 2001 and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated balance sheets of the Company at December 31, 2001 and 2000 and the related consolidated statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2001 and the financial statement schedules, appearing herein, have been audited by Ernst & Young LLP, independent auditors, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


--------------------------------------------------------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

    A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contract discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information as to the contents of the Contract and other legal instruments are summaries. For a complete statement of the terms of these documents, reference is made to such instruments as filed.

--------------------------------------------------------------------------------

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    The Company's financial statements included in this Statement of Additional Information should be considered only as bearing on the Company's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Account.

                         Report of Independent Auditors

The Board of Directors and Participants
Farm Bureau Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Farm Bureau Life Annuity Account, comprising the Ultra, Vista, Appreciation, Disciplined Stock, Dreyfus Growth & Income, International Equity, Dreyfus Small Cap, Socially Responsible Growth, Blue Chip, High Grade Bond, High Yield Bond, Managed, Money Market, Value Growth, Contrafund, Growth, Fidelity Growth & Income (formerly Growth & Income), High Income, Index 500, Mid-Cap, Overseas, Franklin Small Cap, Franklin Value Securities, Franklin U.S. Government, Mutual Shares Securities, Templeton Growth Securities, Mid-Cap Value, Small Company, S&P MidCap 400 Index, Nasdaq 100 Index, Russell 2000 Small Cap Index, Equity Income, Mid-Cap Growth, New America Growth, Personal Strategy Balanced, and International Stock Subaccounts, as of December 31, 2001, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the mutual funds' transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the subaccounts constituting the Farm Bureau Life Annuity Account at December 31, 2001, and the results of their operations and changes in their net assets for the periods described above in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP

Des Moines, Iowa
March 13, 2002

                        Farm Bureau Life Annuity Account

                      Statements of Assets and Liabilities

                                December 31, 2001

                                                        ULTRA           VISTA
                                                      SUBACCOUNT      SUBACCOUNT
                                                   -------------------------------
ASSETS
Investments in shares of mutual funds, at market   $       89,759   $       30,538

LIABILITIES                                                     -                -
                                                   -------------------------------
Net assets                                         $       89,759   $       30,538
                                                   ===============================
NET ASSETS
Accumulation units                                 $       89,759   $       30,538
Contracts in annuitization period                               -                -
                                                   -------------------------------
Total net assets                                   $       89,759   $       30,538
                                                   ===============================

Investments in shares of mutual funds, at cost     $       85,085   $       29,967
Shares of mutual fund owned                              9,418.56         3,008.68

Accumulation units outstanding                           8,218.56         3,010.90
Accumulation unit value                            $        10.92   $        10.14

Annuitized units outstanding                                    -                -
Annuitized unit value                              $            -   $            -

SEE ACCOMPANYING NOTES.

                                                                              DREYFUS
                                                                DISCIPLINED   GROWTH &    INTERNATIONAL   DREYFUS
                                                  APPRECIATION    STOCK        INCOME        EQUITY      SMALL CAP
                                                   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                  ------------------------------------------------------------------
ASSETS
Investments in shares of mutual funds, at market   $   78,157   $   20,424   $   37,095   $   15,297   $   33,093

LIABILITIES                                                 -            -            -            -            -
                                                  ------------------------------------------------------------------
Net assets                                         $   78,157   $   20,424   $   37,095   $   15,297   $   33,093
                                                  ==================================================================
NET ASSETS
Accumulation units                                 $   78,157   $   20,424   $   37,095   $   15,297   $   33,093
Contracts in annuitization period                           -            -            -            -            -
                                                  ------------------------------------------------------------------
Total net assets                                   $   78,157   $   20,424   $   37,095   $   15,297   $   33,093
                                                  ==================================================================

Investments in shares of mutual funds, at cost     $   77,834   $   20,308   $   36,232   $   14,969   $   33,251
Shares of mutual fund owned                          2,234.33       977.67     1,713.38     1,421.72       942.00

Accumulation units outstanding                       7,411.69     1,951.55     3,462.66     1,409.99     2,938.19
Accumulation unit value                            $    10.55   $    10.47   $    10.71   $    10.85   $    11.26

Annuitized units outstanding                                -            -            -            -            -
Annuitized unit value                              $        -   $        -   $        -   $        -   $        -

                                                    SOCIALLY
                                                   RESPONSIBLE
                                                     GROWTH          BLUE CHIP
                                                   SUBACCOUNT        SUBACCOUNT
                                                   -------------------------------
ASSETS
Investments in shares of mutual funds, at market   $  12,997        $  36,725,789

LIABILITIES                                                -                    -
                                                   ------------------------------
Net assets                                         $  12,997        $  36,725,789
                                                   ==============================
NET ASSETS
Accumulation units                                 $  12,997        $  36,655,210
Contracts in annuitization period                          -               70,579
                                                   ------------------------------
Total net assets                                   $  12,997        $  36,725,789
                                                   ==============================

Investments in shares of mutual funds, at cost     $  13,014        $  38,418,549
Shares of mutual fund owned                           488.80         1,075,740.74

Accumulation units outstanding                      1,220.69         1,680,938.97
Accumulation unit value                            $   10.65        $       21.81

Annuitized units outstanding                               -             3,236.61
Annuitized unit value                              $       -        $       21.81


SEE ACCOMPANYING NOTES.

                                                    HIGH GRADE     HIGH YIELD                     MONEY          VALUE
                                                       BOND           BOND        MANAGED         MARKET         GROWTH
                                                    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                   ------------------------------------------------------------------------
ASSETS
Investments in shares of mutual funds, at market   $ 9,998,793   $  9,705,209   $ 20,918,714   $  5,550,054   $ 15,837,183

LIABILITIES                                                  -              -              -              -              -
                                                   -----------------------------------------------------------------------
Net assets                                         $ 9,998,793   $  9,705,209   $ 20,918,714   $  5,550,054   $ 15,837,183
                                                   =======================================================================
NET ASSETS
Accumulation units                                 $ 9,998,793   $  9,705,209   $ 20,918,714   $  5,550,054   $ 15,832,713
Contracts in annuitization period                            -              -              -              -          4,470
                                                   -----------------------------------------------------------------------
Total net assets                                   $ 9,998,793   $  9,705,209   $ 20,918,714   $  5,550,054   $ 15,837,183
                                                   =======================================================================

Investments in shares of mutual funds, at cost     $ 9,811,538   $ 10,410,444   $ 19,408,317   $  5,550,054   $ 17,246,402
Shares of mutual fund owned                         991,943.74   1,090,472.89   1,609,131.81   5,550,054.35   1,524,271.71

Accumulation units outstanding                      640,404.03     628,034.41   1,222,742.73     421,395.03   1,312,168.33
Accumulation unit value                            $     15.61   $      15.45   $      17.11   $      13.17   $      12.07

Annuitized units outstanding                                 -              -              -              -         370.42
Annuitized unit value                              $         -   $          -   $          -   $          -   $      12.07

                                                   CONTRAFUND        GROWTH
                                                   SUBACCOUNT       SUBACCOUNT
                                                   -----------------------------
ASSETS
Investments in shares of mutual funds, at market   $ 8,393,514     $  14,968,283

LIABILITIES                                                  -                 -
                                                   -----------------------------
Net assets                                         $ 8,393,514     $  14,968,283
                                                   =============================
NET ASSETS
Accumulation units                                 $ 8,393,514     $  14,967,612
Contracts in annuitization period                            -               671
                                                   -----------------------------
Total net assets                                   $ 8,393,514     $  14,968,283
                                                   =============================

Investments in shares of mutual funds, at cost     $10,250,630     $  20,821,901
Shares of mutual fund owned                         416,965.43        445,352.08

Accumulation units outstanding                      914,443.54      1,669,982.19
Accumulation unit value                            $      9.18     $        8.96

Annuitized units outstanding                                 -             74.92
Annuitized unit value                              $         -     $        8.96

SEE ACCOMPANYING NOTES.

                                                      FIDELITY        HIGH
                                                  GROWTH & INCOME    INCOME      INDEX 500         MID-CAP       OVERSEAS
                                                    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                                   ------------------------------------------------------------------------
ASSETS
Investments in shares of mutual funds, at market   $ 5,337,456    $  235,930     $  9,631,017   $  115,874     $ 2,998,400

LIABILITIES                                                  -             -                -            -               -
                                                   -----------------------------------------------------------------------
Net assets                                         $ 5,337,456    $  235,930     $  9,631,017   $  115,874     $ 2,998,400
                                                   =======================================================================

NET ASSETS
Accumulation units                                 $ 5,336,418    $  235,930     $  9,624,190   $  115,874     $ 2,985,114
Contracts in annuitization period                        1,038             -            6,827            -          13,286
                                                   -----------------------------------------------------------------------
Total net assets                                   $ 5,337,456    $  235,930     $  9,631,017   $  115,874     $ 2,998,400
                                                   =======================================================================

Investments in shares of mutual funds, at cost     $ 6,172,588    $  233,590     $ 11,346,669   $  112,524     $ 4,585,158
Shares of mutual fund owned                         404,659.29     37,095.85        74,044.88     5,945.32      216,023.05

Accumulation units outstanding                      608,517.02     23,020.75     1,123,677.56    10,933.77      366,207.37
Accumulation unit value                            $      8.77    $    10.25     $       8.56   $    10.60     $      8.15

Annuitized units outstanding                            118.36             -           797.10            -        1,629.92
Annuitized unit value                              $      8.77    $        -     $       8.56   $        -     $      8.15

                                                                  FRANKLIN
                                                     FRANKLIN       VALUE
                                                    SMALL CAP     SECURITIES
                                                    SUBACCOUNT    SUBACCOUNT
                                                   ---------------------------
ASSETS
Investments in shares of mutual funds, at market   $  35,637      $  40,947

LIABILITIES                                                -              -
                                                   ------------------------
Net assets                                         $  35,637      $  40,947
                                                   ========================

NET ASSETS
Accumulation units                                 $  35,637      $  40,235
Contracts in annuitized period                             -            712
                                                   ------------------------
Total net assets                                   $  35,637      $  40,947
                                                   ========================

Investments in shares of mutual funds, at cost     $  34,203      $  38,517
Shares of mutual fund owned                         1,996.47       3,760.06

Accumulation units outstanding                      3,083.12       3,514.25
Accumulation unit value                            $   11.56      $   11.45

Annuitized units outstanding                               -          62.15
Annuitized unit value                              $       -      $   11.45

SEE ACCOMPANYING NOTES.

                                                                        MUTUAL       TEMPLETON
                                                    FRANKLIN U.S.       SHARES        GROWTH          MID-CAP
                                                     GOVERNMENT       SECURITIES     SECURITIES        VALUE       SMALL COMPANY
                                                     SUBACCOUNT       SUBACCOUNTS    SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                                 -------------------------------------------------------------------------------
ASSETS
Investments in shares of mutual funds, at market   $  242,027      $  137,806      $  112,361      $  186,265      $  47,055

LIABILITIES                                                 -               -               -               -              -
                                                 -------------------------------------------------------------------------------
Net assets                                         $  242,027      $  137,806      $  112,361      $  186,265      $  47,055
                                                 ===============================================================================

NET ASSETS
Accumulation units                                 $  242,027      $  137,806      $  112,361      $  185,197      $  47,055
Contracts in annuitized period                              -               -               -           1,068              -
                                                 -------------------------------------------------------------------------------
Total net assets                                   $  242,027      $  137,806      $  112,361      $  186,265      $  47,055
                                                 ===============================================================================

Investments in shares of mutual funds, at cost     $  242,813      $  132,970      $  108,083      $  172,857      $  44,920
Shares of mutual fund owned                         18,503.57        9,822.26       10,205.33       11,160.28       3,559.39

Accumulation units outstanding                      24,469.32       13,161.73       10,389.31       17,194.83       4,097.90
Accumulation unit value                            $     9.89      $    10.47      $    10.82      $    10.77      $   11.48

Annuitized units outstanding                                -               -               -           99.14              -
Annuitized unit value                              $        -      $        -      $        -      $    10.77      $       -

                                                        S&P
                                                     MIDCAP 400      NASDAQ
                                                       INDEX        100 INDEX
                                                     SUBACCOUNT    SUBACCOUNT
                                                   -----------------------------
ASSETS
Investments in shares of mutual funds, at market   $  278,262      $  288,889

LIABILITIES                                                 -               -
                                                   --------------------------
Net assets                                         $  278,262      $  288,889
                                                   ==========================

NET ASSETS
Accumulation units                                 $  278,262      $  288,889
Contracts in annuitization period                           -               -
                                                   --------------------------
Total net assets                                   $  278,262      $  288,889
                                                   ==========================

Investments in shares of mutual funds, at cost     $  264,003      $  276,449
Shares of mutual fund owned                         29,792.55       64,773.35

Accumulation units outstanding                      23,279.26       21,180.76
Accumulation unit value                            $    11.95      $    13.64

Annuitized units outstanding                                -               -
Annuitized unit value                              $        -      $        -

SEE ACCOMPANYING NOTES.

                                                 RUSSELL 2000                               NEW        PERSONAL
                                                   SMALL CAP       EQUITY      MID-CAP     AMERICA     STRATEGY   INTERNATIONAL
                                                     INDEX         INCOME      GROWTH      GROWTH       BALANCED      STOCK
                                                   SUBACCOUNT    SUBACCOUNT  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                   ---------------------------------------------------------------------------
ASSETS
Investments in shares of mutual funds, at market   $  133,933   $  414,662   $7,719,244   $3,442,752   $6,704,611   $1,650,186

LIABILITIES                                                 -            -            -            -            -            -
                                                   ---------------------------------------------------------------------------
Net assets                                         $  133,933   $  414,662   $7,719,244   $3,442,752   $6,704,611   $1,650,186
                                                   ===========================================================================

NET ASSETS
Accumulation units                                 $  133,933   $  414,662   $7,719,244   $3,442,752   $6,704,611   $1,650,186
Contracts in annuitization period                           -            -            -            -            -            -
                                                   ---------------------------------------------------------------------------
Total net assets                                   $  133,933   $  414,662   $7,719,244   $3,442,752   $6,704,611   $1,650,186
                                                   ===========================================================================

Investments in shares of mutual funds, at cost     $  127,862   $  405,792   $7,567,024   $4,387,589   $7,073,981   $2,291,699
Shares of mutual fund owned                         13,922.38    21,630.77   422,740.65   189,997.37   455,476.29   143,869.70

Accumulation units outstanding                      10,938.38    39,268.25   635,106.15   419,416.74   653,152.29   209,554.14
Accumulation unit value                            $    12.24   $    10.56   $    12.15   $     8.21   $    10.27   $     7.87

Annuitized units outstanding                                -            -            -            -            -            -
Annuitized unit value                              $        -   $        -   $        -   $        -   $        -   $        -

                            Statements of Operations

                                                                   ULTRA          VISTA
                                                                 SUBACCOUNT    SUBACCOUNT
                                                                ---------------------------
                                                                PERIOD FROM    PERIOD FROM
                                                                 OCTOBER 1,    OCTOBER 1,
                                                                 2001 (DATE    2001 (DATE
                                                                 OPERATIONS    OPERATIONS
                                                                 COMMENCED)    COMMENCED)
                                                                  THROUGH       THROUGH
                                                                 DECEMBER 31,  DECEMBER 31,
                                                                    2001          2001
                                                                ---------------------------
Income:
   Dividends                                                     $    -           $  -
Expenses:
   Mortality and expense risk                                      (152)           (45)
                                                                ---------------------------
Net investment income (loss)                                       (152)           (45)

Realized gain (loss) on investments:
   Realized gain (loss) on sale of fund shares                       11              -
   Realized gain distributions                                        -              -
                                                                ---------------------------
Total realized gain (loss) on investments                            11              -

Change in unrealized appreciation/depreciation of investments     4,674            571
                                                                ---------------------------
Net increase (decrease) in net assets from operations            $4,533           $526
                                                                ===========================

SEE ACCOMPANYING NOTES.

                                                                                 DREYFUS GROWTH INTERNATIONAL       DREYFUS
                                                   APPRECIATION DISCIPLINED STOCK  & INCOME         EQUITY         SMALL CAP
                                                    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                                 -----------------------------------------------------------------------------
                                                   PERIOD FROM    PERIOD FROM    PERIOD FROM     PERIOD FROM     PERIOD FROM
                                                    OCTOBER 1,     OCTOBER 1,     OCTOBER 1,      OCTOBER 1,      OCTOBER 1,
                                                    2001 (DATE     2001 (DATE     2001 (DATE      2001 (DATE      2001 (DATE
                                                    OPERATIONS     OPERATIONS     OPERATIONS      OPERATIONS      OPERATIONS
                                                    COMMENCED)     COMMENCED)     COMMENCED)      COMMENCED)      COMMENCED)
                                                     THROUGH        THROUGH        THROUGH         THROUGH         THROUGH
                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,     DECEMBER 31,   DECEMBER 31,
                                                      2001           2001           2001             2001           2001
                                                 -----------------------------------------------------------------------------
Income:
   Dividends                                     $411            $ 41            $   51          $127            $   53
Expenses:
   Mortality and expense risk                     (89)            (12)              (42)          (22)              (33)
                                                 -----------------------------------------------------------------------------
Net investment income (loss)                      322              29                 9           105                20

Realized gain (loss) on investments:
   Realized gain (loss) on sale of fund shares      4               -                 2             2               115
   Realized gain distributions                      -               -               140             -             1,376
                                                 -----------------------------------------------------------------------------
Total realized gain (loss) on investments           4               -               142             2             1,491

Change in unrealized
appreciation/depreciation of investments          323             116               863           328              (158)
                                                 -----------------------------------------------------------------------------
Net increase (decrease) in
net assets from operations                       $649            $145            $1,014          $435            $1,353
                                                 =============================================================================

                                                                    SOCIALLY
                                                                   RESPONSIBLE
                                                                      GROWTH        BLUE CHIP
                                                                    SUBACCOUNT      SUBACCOUNT
                                                                --------------------------------
                                                                   PERIOD FROM
                                                                   OCTOBER 1,
                                                                   2001 (DATE
                                                                   OPERATIONS
                                                                   COMMENCED)
                                                                    THROUGH         YEAR ENDED
                                                                   DECEMBER 31,    DECEMBER 31,
                                                                      2001             2001
                                                                --------------------------------
Income:
   Dividends                                                    $  -              $      606,316
Expenses:
   Mortality and expense risk                                    (20)                   (482,270)
                                                                --------------------------------
Net investment income (loss)                                     (20)                    124,046

Realized gain (loss) on investments:
   Realized gain (loss) on sale of fund shares                     -                   1,153,413
   Realized gain distributions                                     -                     277,870
                                                                --------------------------------
Total realized gain (loss) on investments                          -                   1,431,283

Change in unrealized appreciation/depreciation of investments    (17)                 (6,774,528)
                                                                --------------------------------
Net increase (decrease) in net assets from operations           $(37)             $   (5,219,199)
                                                                ================================

SEE ACCOMPANYING NOTES.

                                              HIGH GRADE      HIGH YIELD                           MONEY             VALUE
                                                BOND             BOND          MANAGED             MARKET            GROWTH
                                              SUBACCOUNT      SUBACCOUNT      SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                            ---------------------------------------------------------------------------------
                                              YEAR ENDED      YEAR ENDED      YEAR ENDED         YEAR ENDED        YEAR ENDED
                                              DECEMBER 31,    DECEMBER 31,    DECEMBER 31,       DECEMBER 31,     DECEMBER 31,
                                                 2001            2001            2001               2001             2001
                                            ---------------------------------------------------------------------------------
Income:
   Dividends                                $ 521,861        $ 678,706        $  810,596       $154,162         $  296,530
Expenses:
   Mortality and expense risk                (107,017)        (107,203)         (246,249)       (56,574)          (186,907)
                                            ------------------------------------------------------------------------------
Net investment income (loss)                  414,844          571,503           564,347         97,588            109,623

Realized gain (loss) on investments:
   Realized gain (loss)
   on sale of fund shares                      (7,801)        (100,165)          (65,241)             -           (482,679)
   Realized gain distributions                      -                -                 -              -                  -
                                            ------------------------------------------------------------------------------
Total realized gain (loss) on investments      (7,801)        (100,165)          (65,241)             -           (482,679)

Change in unrealized
appreciation/depreciation of investments      206,359          124,775           725,331              -          1,154,217
                                            ------------------------------------------------------------------------------
Net increase (decrease) in net
assets from operations                      $ 613,402        $ 596,113        $1,224,437       $ 97,588         $  781,161
                                            ==============================================================================


                                                                  CONTRAFUND          GROWTH
                                                                  SUBACCOUNT        SUBACCOUNT
                                                                ---------------------------------
                                                                  YEAR ENDED        YEAR ENDED
                                                                  DECEMBER 31,      DECEMBER 31,
                                                                      2001             2001
                                                                ---------------------------------
Income:
   Dividends                                                    $    60,540       $    10,996
Expenses:
   Mortality and expense risk                                      (100,509)         (184,610)
                                                                ---------------------------------
Net investment income (loss)                                        (39,969)         (173,614)

Realized gain (loss) on investments:
   Realized gain (loss) on sale of fund shares                     (177,100)         (407,840)
   Realized gain distributions                                      213,670         1,033,687
                                                                ---------------------------------
Total realized gain (loss) on investments                            36,570           625,847

Change in unrealized appreciation/depreciation of investments    (1,145,698)       (3,604,971)
                                                                ---------------------------------
Net increase (decrease) in net assets from operations           $(1,149,097)      $(3,152,738)
                                                                =================================

SEE ACCOMPANYING NOTES.

                                             FIDELITY GROWTH        HIGH
                                                & INCOME            INCOME       INDEX 500            MID-CAP        OVERSEAS
                                               SUBACCOUNT         SUBACCOUNT     SUBACCOUNT          SUBACCOUNT     SUBACCOUNT
                                            ----------------------------------------------------------------------------------
                                                                 PERIOD FROM                        PERIOD FROM
                                                                  OCTOBER 1,                        OCTOBER 1,
                                                                  2001 (DATE                        2001 (DATE
                                                                  OPERATIONS                        OPERATIONS
                                                                  COMMENCED)                        COMMENCED)
                                               YEAR ENDED          THROUGH       YEAR ENDED          THROUGH        YEAR ENDED
                                              DECEMBER 31,        DECEMBER 31,  DECEMBER 31,        DECEMBER 31,   DECEMBER 31,
                                                  2001               2001           2001               2001           2001
                                            ----------------------------------------------------------------------------------
Income:
   Dividends                                $  67,074              $    -    $   100,305           $    -          $ 158,202
Expenses:
   Mortality and expense risk                 (65,675)               (327)      (116,391)            (109)           (39,354)
                                            ---------------------------------------------------------------------------------
Net investment income (loss)                    1,399                (327)       (16,086)            (109)           118,848

Realized gain (loss) on investments:
   Realized gain (loss) on sale
   of fund shares                            (169,935)                  8       (161,824)              32           (244,807)
   Realized gain distributions                215,343                   -              -                -            250,061
                                            ---------------------------------------------------------------------------------
Total realized gain (loss) on investments      45,408                   8       (161,824)              32              5,254

Change in unrealized
appreciation/depreciation of investments     (602,559)              2,340     (1,130,989)           3,350           (918,925)
                                            ---------------------------------------------------------------------------------
Net increase (decrease) in net
assets from operations                      $(555,752)             $2,021    $(1,308,899)          $3,273          $(794,823)
                                            =================================================================================

                                                                     FRANKLIN        FRANKLIN VALUE
                                                                     SMALL CAP         SECURITIES
                                                                     SUBACCOUNT        SUBACCOUNT
                                                                   --------------------------------
                                                                     PERIOD FROM        PERIOD FROM
                                                                      OCTOBER 1,        OCTOBER 1,
                                                                      2001 (DATE        2001 (DATE
                                                                      OPERATIONS        OPERATIONS
                                                                      COMMENCED)        COMMENCED)
                                                                       THROUGH            THROUGH
                                                                      DECEMBER 31,      DECEMBER 31,
                                                                         2001               2001
                                                                   --------------------------------
Income:
   Dividends                                                       $    -             $     -
Expenses:
   Mortality and expense risk                                         (34)               (43)
                                                                   --------------------------------
Net investment income (loss)                                          (34)               (43)

Realized gain (loss) on investments:
   Realized gain (loss) on sale of fund shares                         29                  6
   Realized gain distributions                                          -                  -
                                                                   --------------------------------
Total realized gain (loss) on investments                              29                  6

Change in unrealized appreciation/depreciation of investments       1,434              2,430
                                                                   --------------------------------
Net increase (decrease) in net assets from operations              $1,429             $2,393
                                                                   ================================

SEE ACCOMPANYING NOTES.

                                                                     MUTUAL        TEMPLETON
                                                   FRANKLIN U.S.     SHARES          GROWTH         MID-CAP
                                                    GOVERNMENT     SECURITIES      SECURITIES        VALUE       SMALL COMPANY
                                                    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                               -------------------------------------------------------------------------------
                                                    PERIOD FROM    PERIOD FROM     PERIOD FROM    PERIOD FROM     PERIOD FROM
                                                    OCTOBER 1,     OCTOBER 1,      OCTOBER 1,     OCTOBER 1,      OCTOBER 1,
                                                    2001 (DATE     2001 (DATE      2001 (DATE     2001 (DATE      2001 (DATE
                                                    OPERATIONS     OPERATIONS      OPERATIONS     OPERATIONS      OPERATIONS
                                                    COMMENCED)     COMMENCED)      COMMENCED)     COMMENCED)      COMMENCED)
                                                      THROUGH       THROUGH         THROUGH        THROUGH         THROUGH
                                                   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                                       2001           2001           2001            2001           2001
                                               -------------------------------------------------------------------------------
Income:
   Dividends                                     $     -         $    -          $    -         $     -          $    -
Expenses:
   Mortality and expense risk                       (317)          (184)           (171)           (333)            (41)
                                               -------------------------------------------------------------------------------
Net investment income (loss)                        (317)          (184)           (171)           (333)            (41)

Realized gain (loss) on investments:
   Realized gain (loss) on sale of fund shares       (17)            58              11              66              76
   Realized gain distributions                         -              -               -               -               -
                                               -------------------------------------------------------------------------------
Total realized gain (loss) on investments            (17)            58              11              66              76

Change in unrealized
appreciation/depreciation of investments            (786)         4,836           4,278          13,408           2,135
                                               -------------------------------------------------------------------------------
Net increase (decrease) in net
assets from operations                           $(1,120)        $4,710          $4,118         $13,141          $2,170
                                               ===============================================================================

                                                                    S&P
                                                                 MIDCAP 400          NASDAQ
                                                                   INDEX           100 INDEX
                                                                 SUBACCOUNT        SUBACCOUNT
                                                           --------------------------------------
                                                                PERIOD FROM        PERIOD FROM
                                                                 OCTOBER 1,        OCTOBER 1,
                                                                 2001 (DATE        2001 (DATE
                                                                 OPERATIONS        OPERATIONS
                                                                 COMMENCED)        COMMENCED)
                                                                  THROUGH           THROUGH
                                                             DECEMBER 31, 2001  DECEMBER 31, 2001
                                                           --------------------------------------
Income:
   Dividends                                                     $    --              $    --
Expenses:
   Mortality and expense risk                                       (331)                (474)
                                                           --------------------------------------
Net investment income (loss)                                        (331)                (474)

Realized gain (loss) on investments:
   Realized gain (loss) on sale of fund shares                       203                  533
   Realized gain distributions                                        --                   --
                                                           --------------------------------------
Total realized gain (loss) on investments                            203                  533

Change in unrealized appreciation/depreciation of
  investments                                                     14,259               12,440
                                                           --------------------------------------
Net increase (decrease) in net assets from operations            $14,131              $12,499
                                                           ======================================

SEE ACCOMPANYING NOTES.

                                              RUSSELL 2000                                  NEW         PERSONAL
                                               SMALL CAP       EQUITY        MID-CAP       AMERICA      STRATEGY    INTERNATIONAL
                                                 INDEX         INCOME        GROWTH        GROWTH       BALANCED       STOCK
                                               SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                            --------------------------------------------------------------------------------------
                                              PERIOD FROM    PERIOD FROM
                                               OCTOBER 1,    OCTOBER 1,
                                               2001 (DATE    2001 (DATE
                                               OPERATIONS    OPERATIONS
                                               COOMMENCED)   COMMENCED)
                                                 THROUGH      THROUGH       YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED
                                              DECEMBER 31,  DECEMBER 31,   DECEMBER 31, DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                  2001         2001           2001         2001          2001          2001
                                            --------------------------------------------------------------------------------------
Income:
   Dividends                                   $  123        $ 1,019       $       -     $       -     $ 179,406     $  35,053
Expenses:
   Mortality and expense risk                    (142)          (527)        (87,578)      (40,379)      (75,447)      (21,348)
                                            --------------------------------------------------------------------------------------
Net investment income (loss)                      (19)           492         (87,578)      (40,379)      103,959        13,705

Realized gain (loss) on investments:
   Realized gain (loss) on sale of fund shares    864             47          58,696       (99,586)      (49,938)     (134,667)
   Realized gain distributions                      -          2,913               -        57,305             -             -
                                            --------------------------------------------------------------------------------------
Total realized gain (loss) on investments         864          2,960          58,696       (42,281)      (49,938)     (134,667)

Change in unrealized
appreciation/depreciation of investments        6,071          8,870        (111,576)     (359,399)     (250,264)     (345,915)
                                            --------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from operations                  $6,916        $12,322       $(140,458)    $(442,059)    $(196,243)    $(466,877)
                                            ======================================================================================

                              Statements of Changes in Net Assets

                                                                             ULTRA            VISTA
                                                                           SUBACCOUNT       SUBACCOUNT
                                                                          -------------------------------
                                                                          PERIOD FROM      PERIOD FROM
                                                                           OCTOBER 1,       OCTOBER 1,
                                                                           2001 (DATE       2001 (DATE
                                                                           OPERATIONS       OPERATIONS
                                                                           COMMENCED)       COMMENCED)
                                                                            THROUGH          THROUGH
                                                                          DECEMBER 31,     DECEMBER 31,
                                                                              2001             2001
                                                                          -------------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                            $  (152)          $   (45)
   Total realized gain (loss) on investments                                    11                 -
   Change in unrealized appreciation/depreciation of investments             4,674               571
                                                                         -----------------------------
Net increase (decrease) in net assets from operations                        4,533               526

Contract transactions:
   Transfers of net premiums                                                31,807             7,688
   Transfers of surrenders and death benefits                                    -                 -
   Transfers of administrative charges                                           -                 -
   Transfers between subaccounts, including fixed interest
     subaccount                                                             53,419            22,324
                                                                         -----------------------------
Net increase (decrease) in net assets from contract transactions            85,226            30,012
                                                                         -----------------------------
Total increase (decrease) in net assets                                     89,759            30,538

Net assets at beginning of period                                                -                 -
                                                                         -----------------------------
Net assets at end of period                                                $89,759           $30,538
                                                                         =============================

SEE ACCOMPANYING NOTES.

                                                                                                           DREYFUS
                                                                                        DISCIPLINED        GROWTH &
                                                                     APPRECIATION          STOCK            INCOME
                                                                      SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                                                    ---------------------------------------------------
                                                                      PERIOD FROM       PERIOD FROM       PERIOD FROM
                                                                      OCTOBER 1,        OCTOBER 1,        OCTOBER 1,
                                                                      2001 (DATE        2001 (DATE        2001 (DATE
                                                                      OPERATIONS        OPERATIONS        OPERATIONS
                                                                      COMMENCED)        COMMENCED)        COMMENCED)
                                                                        THROUGH           THROUGH           THROUGH
                                                                     DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                                         2001              2001              2001
                                                                    ---------------------------------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                     $           322   $            29   $             9
   Total realized gain (loss) on investments                                      4                 -               142
   Change in unrealized appreciation/depreciation of investments                323               116               863
                                                                    ---------------------------------------------------
Net increase (decrease) in net assets from operations                           649               145             1,014

Contract transactions:
   Transfers of net premiums                                                 42,692             2,778            15,995
   Transfers of surrenders and death benefits                                     -                 -                 -
   Transfers of administrative charges                                            -                 -                 -
   Transfers between subaccounts, including fixed interest
     subaccount                                                              34,816            17,501            20,086
                                                                    ---------------------------------------------------
Net increase (decrease) in net assets from contract transactions             77,508            20,279            36,081
                                                                    ---------------------------------------------------
Total increase (decrease) in net assets                                      78,157            20,424            37,095

Net assets at beginning of period                                                 -                 -                 -
                                                                    ---------------------------------------------------
Net assets at end of period                                         $        78,157   $        20,424   $        37,095
                                                                    ===================================================

                                                                                                            SOCIALLY
                                                                     INTERNATIONAL       DREYFUS           RESPONSIBLE
                                                                        EQUITY           SMALL CAP           GROWTH
                                                                      SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                                    ----------------------------------------------------
                                                                      PERIOD FROM       PERIOD FROM        PERIOD FROM
                                                                      OCTOBER 1,        OCTOBER 1,         OCTOBER 1,
                                                                      2001 (DATE        2001 (DATE         2001 (DATE
                                                                      OPERATIONS        OPERATIONS         OPERATIONS
                                                                      COMMENCED)        COMMENCED)         COMMENCED)
                                                                        THROUGH           THROUGH            THROUGH
                                                                     DECEMBER 31,      DECEMBER 31,       DECEMBER 31,
                                                                         2001              2001               2001
                                                                    ----------------------------------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                     $           105   $            20    $           (20)
   Total realized gain (loss) on investments                                      2             1,491                  -
   Change in unrealized appreciation/depreciation of investments                328              (158)               (17)
                                                                    ----------------------------------------------------
Net increase (decrease) in net assets from operations                           435             1,353                (37)

Contract transactions:
   Transfers of net premiums                                                 10,387             6,444              9,177
   Transfers of surrenders and death benefits                                     -                 -                  -
   Transfers of administrative charges                                            -                 -                  -
   Transfers between subaccounts, including fixed interest
     subaccount                                                               4,475            25,296              3,857
                                                                    ----------------------------------------------------
Net increase (decrease) in net assets from contract transactions             14,862            31,740             13,034
                                                                    ----------------------------------------------------
Total increase (decrease) in net assets                                      15,297            33,093             12,997

Net assets at beginning of period                                                 -                 -                  -
                                                                    ----------------------------------------------------
Net assets at end of period                                         $        15,297   $        33,093    $        12,997
                                                                    ====================================================

                                                                                BLUE CHIP
                                                                                SUBACCOUNT
                                                                    ----------------------------------






                                                                         YEAR ENDED DECEMBER 31
                                                                         2001               2000
                                                                    ----------------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)
   Total realized gain (loss) on investments                        $       124,046    $       452,285
   Change in unrealized appreciation/depreciation of investments          1,431,283          1,659,124
Net increase (decrease) in net assets from operations                    (6,774,528)        (6,571,814)
                                                                    ----------------------------------
                                                                         (5,219,199)        (4,460,405)
Contract transactions:
   Transfers of net premiums                                              3,086,053          5,050,010
   Transfers of surrenders and death benefits                            (2,889,661)        (4,079,096)
   Transfers of administrative charges                                      (72,876)           (73,522)
   Transfers between subaccounts, including fixed interest
     subaccount                                                            (506,889)         1,662,224
                                                                    ----------------------------------
Net increase (decrease) in net assets from contract transactions           (383,373)         2,559,616
                                                                    ----------------------------------
Total increase (decrease) in net assets                                  (5,602,572)        (1,900,789)

Net assets at beginning of period                                        42,328,361         44,229,150
                                                                    ----------------------------------
Net assets at end of period                                         $    36,725,789    $    42,328,361
                                                                    ==================================

SEE ACCOMPANYING NOTES.

                                                                             HIGH GRADE                      HIGH YIELD
                                                                                BOND                            BOND
                                                                             SUBACCOUNT                      SUBACCOUNT
                                                                    ----------------------------    ----------------------------






                                                                       YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                                        2001            2000            2001            2000
                                                                    ----------------------------    ----------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)
   Total realized gain (loss) on investments                        $    414,844    $    435,559    $    571,503    $    557,028
   Change in unrealized appreciation/depreciation of investments          (7,801)       (171,666)       (100,165)       (306,028)
Net increase (decrease) in net assets from operations                    206,359         412,819         124,775        (108,675)
                                                                    ----------------------------    ----------------------------
                                                                         613,402         676,712         596,113         142,325
Contract transactions:
   Transfers of net premiums                                           1,187,882         720,479       1,626,911         586,916
   Transfers of surrenders and death benefits                           (658,256)     (1,388,344)       (702,474)       (996,024)
   Transfers of administrative charges                                    (8,851)         (7,769)        (11,966)        (11,913)
   Transfers between subaccounts, including fixed interest
     subaccount                                                        1,549,191        (746,901)        640,190      (1,245,807)
                                                                    ----------------------------    ----------------------------
Net increase (decrease) in net assets from contract transactions       2,069,966      (1,422,535)      1,552,661      (1,666,828)
                                                                    ----------------------------    ----------------------------
Total increase (decrease) in net assets                                2,683,368        (745,823)      2,148,774      (1,524,503)

Net assets at beginning of period                                      7,315,425       8,061,248       7,556,435       9,080,938
                                                                    ----------------------------    ----------------------------
Net assets at end of period                                         $  9,998,793    $  7,315,425    $  9,705,209    $  7,556,435
                                                                    ============================    ============================

                                                                              MANAGED                       MONEY MARKET
                                                                             SUBACCOUNT                      SUBACCOUNT
                                                                    ----------------------------    ----------------------------






                                                                       YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                                        2001            2000            2001            2000
                                                                    ----------------------------    ----------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)
   Total realized gain (loss) on investments                        $    564,347    $  1,046,998    $     97,588    $    177,657
   Change in unrealized appreciation/depreciation of investments         (65,241)     (1,975,303)              -               -
Net increase (decrease) in net assets from operations                    725,331       4,722,203               -               -
                                                                    ----------------------------    ----------------------------
                                                                       1,224,437       3,793,898          97,588         177,657
Contract transactions:
   Transfers of net premiums                                           1,956,998         573,966      18,600,793      24,886,964
   Transfers of surrenders and death benefits                         (1,617,651)     (2,443,112)       (530,918)       (446,753)
   Transfers of administrative charges                                   (29,947)        (30,938)         (3,801)         (2,516)
   Transfers between subaccounts, including fixed interest
     subaccount                                                        1,370,774      (4,963,884)    (16,620,625)    (24,029,681)
                                                                    ----------------------------    ----------------------------
Net increase (decrease) in net assets from contract transactions       1,680,174      (6,863,968)      1,445,449         408,014
                                                                    ----------------------------    ----------------------------
Total increase (decrease) in net assets                                2,904,611      (3,070,070)      1,543,037         585,671

Net assets at beginning of period                                     18,014,103      21,084,173       4,007,017       3,421,346
                                                                    ----------------------------    ----------------------------
Net assets at end of period                                         $ 20,918,714    $ 18,014,103    $  5,550,054    $  4,007,017
                                                                    ============================    ============================

                                                                               VALUE GROWTH
                                                                                SUBACCOUNT
                                                                    ----------------------------------






                                                                         YEAR ENDED DECEMBER 31
                                                                         2001               2000
                                                                    ----------------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                     $       109,623    $       176,172
   Total realized gain (loss) on investments                               (482,679)        (2,580,088)
   Change in unrealized appreciation/depreciation of investments          1,154,217          4,170,446
                                                                    ----------------------------------
Net increase (decrease) in net assets from operations                       781,161          1,766,530

Contract transactions:
   Transfers of net premiums                                              1,428,033            898,483
   Transfers of surrenders and death benefits                            (1,016,232)        (2,137,201)
   Transfers of administrative charges                                      (26,869)           (27,559)
   Transfers between subaccounts, including fixed interest
     subaccount                                                             816,048         (3,470,489)
                                                                    ----------------------------------
Net increase (decrease) in net assets from contract transactions          1,200,980         (4,736,766)
                                                                    ----------------------------------
Total increase (decrease) in net assets                                   1,982,141         (2,970,236)

Net assets at beginning of period                                        13,855,042         16,825,278
                                                                    ----------------------------------
Net assets at end of period                                         $    15,837,183    $    13,855,042
                                                                    ==================================

SEE ACCOMPANYING NOTES.

                                                                             CONTRAFUND                        GROWTH
                                                                             SUBACCOUNT                      SUBACCOUNT
                                                                    ----------------------------    ----------------------------






                                                                       YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                                        2001            2000            2001            2000
                                                                    ----------------------------    ----------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                     $    (39,969)   $    454,993    $   (173,614)   $    708,488
   Total realized gain (loss) on investments                              36,570         (24,513)        625,847          53,060
   Change in unrealized appreciation/depreciation of investments      (1,145,698)     (1,016,558)     (3,604,971)     (3,042,922)
                                                                    ----------------------------    ----------------------------
Net increase (decrease) in net assets from operations                 (1,149,097)       (586,078)     (3,152,738)     (2,281,374)

Contract transactions:
   Transfers of net premiums                                           1,471,619       2,224,591       2,622,158       4,536,392
   Transfers of surrenders and death benefits                           (310,337)       (348,424)       (584,161)       (713,664)
   Transfers of administrative charges                                   (14,625)         (6,629)        (28,806)        (13,131)
   Transfers between subaccounts, including fixed interest
     subaccount                                                          124,917       3,924,371         194,365       8,606,683
                                                                    ----------------------------    ----------------------------
Net increase (decrease) in net assets from contract transactions       1,271,574       5,793,909       2,203,556      12,416,280
                                                                    ----------------------------    ----------------------------
Total increase (decrease) in net assets                                  122,477       5,207,831        (949,182)     10,134,906

Net assets at beginning of period                                      8,271,037       3,063,206      15,917,465       5,782,559
                                                                    ----------------------------    ----------------------------
Net assets at end of period                                         $  8,393,514    $  8,271,037    $ 14,968,283    $ 15,917,465
                                                                    ============================    ============================

                                                                          FIDELITY GROWTH
                                                                              & INCOME              HIGH INCOME
                                                                             SUBACCOUNT              SUBACCOUNT
                                                                    ----------------------------    ------------
                                                                                                    PERIOD FROM
                                                                                                     OCTOBER 1,
                                                                                                     2001 (DATE
                                                                                                     OPERATIONS
                                                                                                     COMMENCED)
                                                                                                      THROUGH
                                                                       YEAR ENDED DECEMBER 31       DECEMBER 31,
                                                                        2001            2000            2001
                                                                    ----------------------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                     $      1,399    $    218,350    $       (327)
   Total realized gain (loss) on investments                              45,408         (59,564)              8
   Change in unrealized appreciation/depreciation of investments        (602,559)       (329,339)          2,340
                                                                    ----------------------------    ------------
Net increase (decrease) in net assets from operations                   (555,752)       (170,553)          2,021

Contract transactions:
   Transfers of net premiums                                             817,678       1,393,214          30,953
   Transfers of surrenders and death benefits                           (426,231)       (280,839)              -
   Transfers of administrative charges                                    (7,983)         (4,021)              -
   Transfers between subaccounts, including fixed interest
     subaccount                                                          179,564       1,777,120         202,956
                                                                    ----------------------------    ------------
Net increase (decrease) in net assets from contract transactions         563,028       2,885,474         233,909
                                                                    ----------------------------    ------------
Total increase (decrease) in net assets                                    7,276       2,714,921         235,930

Net assets at beginning of period                                      5,330,180       2,615,259               -
                                                                    ----------------------------    ------------
Net assets at end of period                                         $  5,337,456    $  5,330,180    $    235,930
                                                                    ============================    ============

                                                                                INDEX 500
                                                                                SUBACCOUNT
                                                                    ----------------------------------






                                                                         YEAR ENDED DECEMBER 31
                                                                         2001               2000
                                                                    ----------------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                     $       (16,086)   $       (20,174)
   Total realized gain (loss) on investments                               (161,824)            21,911
   Change in unrealized appreciation/depreciation of investments         (1,130,989)          (906,796)
                                                                    ----------------------------------
Net increase (decrease) in net assets from operations                    (1,308,899)          (905,059)

Contract transactions:
   Transfers of net premiums                                              1,870,817          2,378,345
   Transfers of surrenders and death benefits                              (550,176)          (381,161)
   Transfers of administrative charges                                      (16,703)            (8,525)
   Transfers between subaccounts, including fixed interest
     subaccount                                                             356,957          4,192,889
                                                                    ----------------------------------
Net increase (decrease) in net assets from contract transactions          1,660,895          6,181,548
                                                                    ----------------------------------
Total increase (decrease) in net assets                                     351,996          5,276,489

Net assets at beginning of period                                         9,279,021          4,002,532
                                                                    ----------------------------------
Net assets at end of period                                         $     9,631,017    $     9,279,021
                                                                    ==================================

SEE ACCOMPANYING NOTES.

                                                                      MID-CAP                 OVERSEAS
                                                                     SUBACCOUNT              SUBACCOUNT
                                                                    ------------    ----------------------------
                                                                    PERIOD FROM
                                                                     OCTOBER 1,
                                                                     2001 (DATE
                                                                     OPERATIONS
                                                                     COMMENCED)
                                                                      THROUGH
                                                                    DECEMBER 31,       YEAR ENDED DECEMBER 31
                                                                        2001            2001            2000
                                                                    ------------    ----------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                     $       (109)   $    118,848    $    107,026
                                                                    ------------    ----------------------------
   Total realized gain (loss) on investments                                  32           5,254          (5,037)
   Change in unrealized appreciation/depreciation of investments           3,350        (918,925)       (787,339)
                                                                    ------------    ----------------------------
Net increase (decrease) in net assets from operations                      3,273        (794,823)       (685,350)

Contract transactions:
   Transfers of net premiums                                              45,684         640,522       1,200,377
   Transfers of surrenders and death benefits                                  -        (145,850)       (190,255)
   Transfers of administrative charges                                         -          (6,824)         (2,521)
   Transfers between subaccounts, including fixed interest
     subaccount                                                           66,917         (73,625)      2,231,685
                                                                    ------------    ----------------------------
Net increase (decrease) in net assets from contract transactions         112,601         414,223       3,239,286
                                                                    ------------    ----------------------------
Total increase (decrease) in net assets                                  115,874        (380,600)      2,553,936

Net assets at beginning of period                                              -       3,379,000         825,064
                                                                    ------------    ----------------------------
Net assets at end of period                                         $    115,874    $  2,998,400    $  3,379,000
                                                                    ============    ============================

                                                                                      FRANKLIN        FRANKLIN
                                                                      FRANKLIN         VALUE            U.S.
                                                                     SMALL CAP       SECURITIES      GOVERNMENT
                                                                     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                                    --------------------------------------------
                                                                    PERIOD FROM      PERIOD FROM     PERIOD FROM
                                                                     OCTOBER 1,       OCTOBER 1,      OCTOBER 1,
                                                                     2001 (DATE       2001 (DATE      2001 (DATE
                                                                     OPERATIONS       OPERATIONS      OPERATIONS
                                                                     COMMENCED)       COMMENCED)      COMMENCED)
                                                                      THROUGH         THROUGH         THROUGH
                                                                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                        2001            2001            2001
                                                                    --------------------------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                     $        (34)   $        (43)   $       (317)
                                                                    --------------------------------------------
   Total realized gain (loss) on investments                                  29               6             (17)
   Change in unrealized appreciation/depreciation of investments           1,434           2,430            (786)
                                                                    --------------------------------------------
Net increase (decrease) in net assets from operations                      1,429           2,393          (1,120)

Contract transactions:
   Transfers of net premiums                                               7,280          11,782          45,963
   Transfers of surrenders and death benefits                                  -             (15)              -
   Transfers of administrative charges                                        (1)              -               -
   Transfers between subaccounts, including fixed interest
     subaccount                                                           26,929          26,787         197,184
                                                                    --------------------------------------------
Net increase (decrease) in net assets from contract transactions          34,208          38,554         243,147
                                                                    --------------------------------------------
Total increase (decrease) in net assets                                   35,637          40,947         242,027

Net assets at beginning of period                                              -               -               -
                                                                    --------------------------------------------
Net assets at end of period                                         $     35,637    $     40,947    $    242,027
                                                                    ============================================

                                                                                          TEMPLETON
                                                                     MUTUAL SHARES         GROWTH
                                                                      SECURITIES         SECURITIES
                                                                      SUBACCOUNT         SUBACCOUNT
                                                                    ----------------------------------
                                                                      PERIOD FROM        PERIOD FROM
                                                                      OCTOBER 1,         OCTOBER 1,
                                                                      2001 (DATE         2001 (DATE
                                                                      OPERATIONS         OPERATIONS
                                                                      COMMENCED)         COMMENCED)
                                                                        THROUGH            THROUGH
                                                                     DECEMBER 31,       DECEMBER 31,
                                                                         2001               2001
                                                                    ----------------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                     $          (184)   $          (171)
   Total realized gain (loss) on investments                                     58                 11
   Change in unrealized appreciation/depreciation of investments              4,836              4,278
                                                                    ----------------------------------
Net increase (decrease) in net assets from operations                         4,710              4,118

Contract transactions:
   Transfers of net premiums                                                 27,251             36,089
   Transfers of surrenders and death benefits                                     -                  -
   Transfers of administrative charges                                            -                 (3)
   Transfers between subaccounts, including fixed interest
     subaccount                                                             105,845             72,157
                                                                    ----------------------------------
Net increase (decrease) in net assets from contract transactions            133,096            108,243
                                                                    ----------------------------------
Total increase (decrease) in net assets                                     137,806            112,361

Net assets at beginning of period                                                 -                  -
                                                                    ----------------------------------
Net assets at end of period                                         $       137,806    $       112,361
                                                                    ==================================

SEE ACCOMPANYING NOTES.

                                                                      MID-CAP          SMALL         S&P MIDCAP
                                                                       VALUE          COMPANY        400 INDEX
                                                                     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                                    --------------------------------------------
                                                                    PERIOD FROM     PERIOD FROM     PERIOD FROM
                                                                     OCTOBER 1,      OCTOBER 1,      OCTOBER 1,
                                                                     2001 (DATE      2001 (DATE      2001 (DATE
                                                                     OPERATIONS      OPERATIONS      OPERATIONS
                                                                     COMMENCED)      COMMENCED)      COMMENCED)
                                                                      THROUGH         THROUGH         THROUGH
                                                                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                        2001            2001            2001
                                                                    --------------------------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                     $       (333)   $        (41)   $       (331)
   Total realized gain (loss) on investments                                  66              76             203
   Change in unrealized appreciation/depreciation of investments          13,408           2,135          14,259
                                                                    --------------------------------------------
Net increase (decrease) in net assets from operations                     13,141           2,170          14,131

Contract transactions:
   Transfers of net premiums                                              46,164           9,723          52,663
   Transfers of surrenders and death benefits                                (24)              -               -
   Transfers of administrative charges                                        (2)              -              (3)
   Transfers between subaccounts, including fixed interest
     subaccount                                                          126,986          35,162         211,471
                                                                    --------------------------------------------
Net increase (decrease) in net assets from contract transactions         173,124          44,885         264,131
                                                                    --------------------------------------------
Total increase (decrease) in net assets                                  186,265          47,055         278,262

Net assets at beginning of period                                              -               -               -
                                                                    --------------------------------------------
Net assets at end of period                                         $    186,265    $     47,055    $    278,262
                                                                    ============================================

                                                                                    RUSSELL 2000
                                                                     NASDAQ 100      SMALL CAP
                                                                       INDEX           INDEX        EQUITY INCOME
                                                                     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                                    --------------------------------------------
                                                                    PERIOD FROM     PERIOD FROM     PERIOD FROM
                                                                     OCTOBER 1,      OCTOBER 1,      OCTOBER 1,
                                                                     2001 (DATE      2001 (DATE      2001 (DATE
                                                                     OPERATIONS      OPERATIONS      OPERATIONS
                                                                     COMMENCED)      COMMENCED)      COMMENCED)
                                                                      THROUGH         THROUGH         THROUGH
                                                                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                        2001            2001            2001
                                                                    --------------------------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                     $       (474)   $        (19)   $        492
   Total realized gain (loss) on investments                                 533             864           2,960
   Change in unrealized appreciation/depreciation of investments          12,440           6,071           8,870
                                                                    --------------------------------------------
Net increase (decrease) in net assets from operations                     12,499           6,916          12,322

Contract transactions:
   Transfers of net premiums                                              73,717          46,371         133,553
   Transfers of surrenders and death benefits                                  -               -               -
   Transfers of administrative charges                                       (35)             (1)             (9)
   Transfers between subaccounts, including fixed interest
     subaccount                                                          202,708          80,647         268,796
                                                                    --------------------------------------------
Net increase (decrease) in net assets from contract transactions         276,390         127,017         402,340
                                                                    --------------------------------------------
Total increase (decrease) in net assets                                  288,889         133,933         414,662

Net assets at beginning of period                                              -               -               -
                                                                    --------------------------------------------
Net assets at end of period                                         $    288,889    $    133,933    $    414,662
                                                                    ============================================

                                                                              MID-CAP GROWTH
                                                                                SUBACCOUNT
                                                                    ----------------------------------
                                                                         YEAR ENDED DECEMBER 31
                                                                         2001               2000
                                                                    ----------------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                     $       (87,578)   $        52,817
   Total realized gain (loss) on investments                                 58,696             60,676
   Change in unrealized appreciation/depreciation of investments           (111,576)           100,406
                                                                    ----------------------------------
Net increase (decrease) in net assets from operations                      (140,458)           213,899

Contract transactions:
   Transfers of net premiums                                              1,337,537          1,473,062
   Transfers of surrenders and death benefits                              (375,923)          (247,440)
   Transfers of administrative charges                                      (12,205)            (4,312)
   Transfers between subaccounts, including fixed interest
     subaccount                                                             446,202          3,316,935
                                                                    ----------------------------------
Net increase (decrease) in net assets from contract transactions          1,395,611          4,538,245
                                                                    ----------------------------------
Total increase (decrease) in net assets                                   1,255,153          4,752,144

Net assets at beginning of period                                         6,464,091          1,711,947
                                                                    ----------------------------------
Net assets at end of period                                         $     7,719,244    $     6,464,091
                                                                    ==================================

SEE ACCOMPANYING NOTES.

                                                                            NEW AMERICA                  PERSONAL STRATEGY
                                                                               GROWTH                         BALANCED
                                                                             SUBACCOUNT                      SUBACCOUNT
                                                                    ----------------------------    ----------------------------
                                                                       YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                                        2001            2000            2001            2000
                                                                    ----------------------------    ----------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                     $    (40,379)   $    317,480    $    103,959    $    334,888
   Total realized gain (loss) on investments                             (42,281)        (24,070)        (49,938)        (10,287)
   Change in unrealized appreciation/depreciation of investments        (359,399)       (627,913)       (250,264)        (98,970)
                                                                    ----------------------------    ----------------------------
Net increase (decrease) in net assets from operations                   (442,059)       (334,503)       (196,243)        225,631

Contract transactions:
   Transfers of net premiums                                             623,007         899,309       1,126,790       1,098,022
   Transfers of surrenders and death benefits                           (139,961)       (145,734)       (333,554)       (318,753)
   Transfers of administrative charges                                    (6,476)         (3,225)         (8,648)         (3,853)
   Transfers between subaccounts, including fixed interest
     subaccount                                                          184,386       1,233,672         744,266       2,283,207
                                                                    ----------------------------    ----------------------------
Net increase (decrease) in net assets from contract transactions         660,956       1,984,022       1,528,854       3,058,623
                                                                    ----------------------------    ----------------------------
Total increase (decrease) in net assets                                  218,897       1,649,519       1,332,611       3,284,254

Net assets at beginning of period                                      3,223,855       1,574,336       5,372,000       2,087,746
                                                                    ----------------------------    ----------------------------
Net assets at end of period                                         $  3,442,752    $  3,223,855    $  6,704,611    $  5,372,000
                                                                    ============================    ============================

                                                                        INTERNATIONAL STOCK
                                                                             SUBACCOUNT
                                                                    ----------------------------
                                                                       YEAR ENDED DECEMBER 31
                                                                        2001            2000
                                                                    ----------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                     $     13,705    $     46,961
   Total realized gain (loss) on investments                            (134,667)         15,920
   Change in unrealized appreciation/depreciation of investments        (345,915)       (369,136)
                                                                    ----------------------------
Net increase (decrease) in net assets from operations                   (466,877)       (306,255)

Contract transactions:
   Transfers of net premiums                                             481,250         497,204
   Transfers of surrenders and death benefits                           (141,698)        (74,616)
   Transfers of administrative charges                                    (3,464)         (1,247)
   Transfers between subaccounts, including fixed interest
     subaccount                                                           10,752       1,178,366
                                                                    ----------------------------
Net increase (decrease) in net assets from contract transactions         346,840       1,599,707
                                                                    ----------------------------
Total increase (decrease) in net assets                                 (120,037)      1,293,452

Net assets at beginning of period                                      1,770,223         476,771
                                                                    ----------------------------
Net assets at end of period                                         $  1,650,186    $  1,770,223
                                                                    ============================

                          Notes to Financial Statements

                                December 31, 2001


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Farm Bureau Life Annuity Account (the Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Farm Bureau Life Insurance Company (the Company) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce, of the State of Iowa. The Account is a funding vehicle for individual variable annuity contracts issued by the Company.

At the direction of eligible contract owners, the Account invests in thirty-six investment subaccounts which, in turn, own shares of the following open-end registered investment companies (the Funds):


   SUBACCOUNT                       INVESTS EXCLUSIVELY IN SHARES OF
   -----------------------------------------------------------------------------------

                                    American Century Variable Portfolios, Inc.:
   Ultra*                              VP Ultra(R) Fund
   Vista*                              VP Vista(SM) Fund
                                    Dreyfus Variable Investment Fund:
   Appreciation*                       Appreciation Portfolio
   Disciplined Stock*                  Disciplined Stock Portfolio
   Dreyfus Growth & Income*            Growth and Income Portfolio
   International Equity*               International Equity Portfolio
   Dreyfus Small Cap*                  Small Cap Portfolio
   Socially Responsible Growth*     The Dreyfus Socially Responsible Growth Fund, Inc.
                                    EquiTrust Variable Insurance Series Fund:
   Blue Chip                           Blue Chip Portfolio
   High Grade Bond                     High Grade Bond Portfolio
   High Yield Bond                     High Yield Bond Portfolio
   Managed                             Managed Portfolio
   Money Market                        Money Market Portfolio
   Value Growth                        Value Growth Portfolio
                                    Fidelity Variable Insurance Products Funds:
   Contrafund                          Contrafund(R) Portfolio
   Growth                              Growth Portfolio
   Fidelity Growth & Income**          Growth & Income Portfolio
   High Income*                        High Income Portfolio
   Index 500                           Index 500 Portfolio
   Mid-Cap*                            Mid Cap Portfolio
   Overseas                            Overseas Portfolio

   SUBACCOUNT                          INVESTS EXCLUSIVELY IN SHARES OF
   --------------------------------------------------------------------------------------------

                                       Franklin Templeton Variable Insurance Products Trust:
   Franklin Small Cap*                    Franklin Small Cap Fund
   Franklin Value Securities*             Franklin Value Securities Fund
   Franklin U.S. Government*              Franklin U.S. Government Fund
   Mutual Shares Securities*              Mutual Shares Securities Fund
   Templeton Growth Securities*           Templeton Growth Securities Fund
                                       J.P. Morgan Series Trust II:
   Mid-Cap Value*                         J.P. Morgan Mid Cap Value Portfolio
   Small Company*                         J.P. Morgan Small Company Portfolio
                                       Summit Mutual Funds, Inc. - Pinnacle Series:
   S&P MidCap 400 Index*                  S&P MidCap 400 Index Portfolio
   Nasdaq 100 Index*                      Nasdaq - 100 Index Portfolio
   Russell 2000 Small Cap Index*          Russell 2000 Small Cap Index Portfolio
                                       T. Rowe Price Equity Series Inc.:
   Equity Income*                         Equity Income Portfolio
   Mid-Cap Growth                         Mid-Cap Growth Portfolio
   New America Growth                     New America Growth Portfolio
   Personal Strategy Balanced             Personal Strategy Balanced Portfolio
                                       T. Rowe Price International Series, Inc.:
   International Stock                    International Stock Portfolio

    *Commenced operations on October 1, 2001.
   **During 2001, this subaccount was renamed to include reference to "Fidelity."

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

INVESTMENTS

Investments in shares of the Funds are stated at market value, which is the closing net asset value per share as determined by the Funds. The first-in, first-out cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the Funds on the payable date.

CONTRACTS IN ANNUITIZATION PERIOD

Net assets allocated to contracts in the annuitization period are computed according to the Annuity 2000 Mortality Table, with an assumed investment return of 5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS

The preparation of the Account's financial statements and accompanying notes in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

2. EXPENSE CHARGES AND RELATED PARTY TRANSACTIONS

PAID TO THE COMPANY

The Account pays the Company certain amounts relating to the distribution and administration of the policies funded by the Account and as reimbursement for certain mortality and other risks assumed by the Company. The following summarizes those amounts.

MORTALITY AND EXPENSE RISK CHARGES: The Company deducts a daily mortality and expense risk charge from the Account at an effective annual rate of 1.25% of the average daily net asset value of the Account. These charges are assessed in return for the Company's assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued.

ADMINISTRATIVE CHARGE: Prior to the annuity payment period, the Company will deduct an annual administrative charge of $30 to reimburse it for administrative expenses related to the contract. A portion of this charge may be deducted from funds held in the fixed interest subaccount.

SURRENDER CHARGE: A surrender charge is imposed in the event of a full or partial surrender during the first six contract years. A contract owner may annually surrender a maximum of 10% of the cash value without incurring a surrender charge. The amount charged is 6% of the amount surrendered during the first contract year and declines by 1% in each of the next five contract years. No surrender charge is deducted if the partial surrender or surrender occurs after six full contract years.

TRANSFER CHARGE: A transfer charge of $25 may be imposed for the thirteenth and each subsequent transfer between subaccounts in any one policy year.

PAID TO AFFILIATES

Management fees are paid indirectly to EquiTrust Investment Management Services, Inc., an affiliate of the Company, in its capacity as manager of the EquiTrust Variable Insurance Series Fund. The management agreement provides for an annual fee based on the portfolio's average daily net assets as follows: Blue Chip Portfolio - 0.20%; High Grade Bond Portfolio - 0.30%; High Yield Bond Portfolio
- 0.45%; Managed Portfolio - 0.45%; Money Market Portfolio - 0.25%; and Value Growth Portfolio - 0.45%.

3. FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount were as follows during the periods ended December 31, 2001:

                                             COST OF          PROCEEDS
   SUBACCOUNT                               PURCHASES        FROM SALES
   --------------------------------------------------------------------
   Ultra*                                  $    85,226      $       152
   Vista*                                       30,012               45
   Appreciation*                                77,919               89
   Disciplined Stock*                           20,320               12
   Dreyfus Growth & Income*                     36,272               42
   International Equity*                        14,989               22
   Dreyfus Small Cap*                           34,473            1,337
   Socially Responsible Growth*                 13,034               20
   Blue Chip                                 3,476,021        3,457,478
   High Grade Bond                           3,414,955          930,145
   High Yield Bond                           3,020,014          895,850
   Managed                                   3,979,819        1,735,298
   Money Market                             14,822,871       13,279,834
   Value Growth                              2,659,074        1,348,471
   Contrafund                                2,085,311          640,036
   Growth                                    4,284,023        1,220,394
   Fidelity Growth & Income                  1,469,039          689,269
   High Income*                                237,813            4,231
   Index 500                                 2,544,147          899,338
   Mid-Cap*                                    114,451            1,959
   Overseas                                  1,142,625          359,493
   Franklin Small Cap*                          34,637              463
   Franklin Value Securities*                   38,570               59
   Franklin U.S. Government*                   245,705            2,875
   Mutual Shares Securities*                   135,099            2,187
   Templeton Growth Securities*                108,243              171
   Mid-Cap Value*                              174,133            1,342
   Small Company*                               45,540              696
   S&P MidCap 400 Index*                       265,313            1,513
   Nasdaq 100 Index*                           278,313            2,397
   Russell 2000 Small Cap Index*               131,872            4,874
   Equity Income*                              406,836            1,091
   Mid-Cap Growth                            2,089,108          781,075
   New America Growth                          942,939          265,057
   Personal Strategy Balanced                2,206,861          574,048
   International Stock                         686,085          325,540

   *Period from October 1, 2001 (date operations commenced) through December 31,
    2001.

5. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS

Transactions in units of each subaccount were as follows for the periods ended December 31, 2001 and 2000:

                                                       PERIOD ENDED DECEMBER 31
                                              2001                                   2000
                               -------------------------------------  -------------------------------------
                                                             NET                                    NET
                                                           INCREASE                               INCREASE
   SUBACCOUNT                   PURCHASED   REDEEMED      (DECREASE)  PURCHASED    REDEEMED      (DECREASE)
   -----------------------------------------------------------------  -------------------------------------
   Ultra*                           8,219           -       8,219             -            -            -
   Vista*                           3,011           -       3,011             -            -            -
   Appreciation*                    7,412           -       7,412             -            -            -
   Disciplined Stock*               1,952           -       1,952             -            -            -
   Dreyfus Growth & Income*         3,463           -       3,463             -            -            -
   International Equity*            1,410           -       1,410             -            -            -
   Dreyfus Small Cap*               3,056         118       2,938             -            -            -
   Socially Responsible
      Growth*                       1,221           -       1,221             -            -            -
   Blue Chip                      115,051     131,392     (16,341)      218,722      123,610       95,112
   High Grade Bond                189,215      53,674     135,541        95,462      201,290     (105,828)
   High Yield Bond                151,603      51,076     100,527        77,597      195,309     (117,712)
   Managed                        187,077      88,711      98,366        43,782      575,324     (531,542)
   Money Market                 1,120,220   1,009,953     110,267     1,278,006    1,244,781       33,225
   Value Growth                   198,374      99,082      99,292        45,654      531,392     (485,738)
   Contrafund                     191,908      58,392     133,516       540,493       27,985      512,508
   Growth                         339,119     113,247     225,872     1,014,149       33,663      980,486
   Fidelity Growth &
      Income                      131,438      70,536      60,902       348,172       56,445      291,727
   High Income*                    23,411         390      23,021             -            -            -
   Index 500                      274,602      90,560     184,042       611,618       35,768      575,850
   Mid-Cap*                        11,116         182      10,934             -            -            -
   Overseas                        80,558      35,408      45,150       289,665       30,154      259,511
   Franklin Small Cap*              3,124          41       3,083             -            -            -
   Franklin Value Securities*       3,577           1       3,576             -            -            -
   Franklin U.S. Government*       24,727         258      24,469             -            -            -
   Mutual Shares Securities*       13,358         196      13,162             -            -            -
   Templeton Growth
      Securities*                  10,389           -      10,389             -            -            -
   Mid-Cap Value*                  17,390          96      17,294             -            -            -
   Small Company*                   4,156          58       4,098             -            -            -
   S&P MidCap 400 Index*           23,382         103      23,279             -            -            -

                                                               PERIOD ENDED DECEMBER 31
                                                    2001                                         2000
                                 ------------------------------------------   ------------------------------------------
                                                                   NET                                          NET
                                                                 INCREASE                                     INCREASE
SUBACCOUNT                        PURCHASED       REDEEMED      (DECREASE)     PURCHASED       REDEEMED      (DECREASE)
---------------------------------------------------------------------------   ------------------------------------------

Nasdaq 100 Index*                      21,332            151         21,181              -              -              -
Russell 2000 Small Cap
   Index*                              11,327            389         10,938              -              -              -
Equity Income*                         39,322             54         39,268              -              -              -
Mid-Cap Growth                        178,446         63,750        114,696        404,623         32,329        372,294
New America Growth                    104,643         27,145         77,498        212,226         18,567        193,659
Personal Strategy Balanced            197,223         48,441        148,782        329,975         30,473        299,502
International Stock                    73,846         36,963         36,883        147,979         13,164        134,815

* Period from October 1, 2001 (date operations commenced) through December 31, 2001.

6. UNIT VALUES

Effective with these 2001 financial statements, the Account has presented the following summary of units outstanding, unit values, net assets, investment income ratios, ratios of expenses to average net assets, and total return ratios for the periods ended December 31, 2001:

                                                                                                    RATIO OF
                                                                                    INVESTMENT    EXPENSES TO
                                                         UNIT                         INCOME      AVERAGE NET        TOTAL
SUBACCOUNT                               UNITS        VALUE (4)      NET ASSETS     RATIO (1)      ASSETS (2)      RETURN (3)
------------------------------------------------------------------------------------------------------------------------------

Ultra (5)                                    8,219   $      10.92   $     89,759              -%          1.25%           9.20%
Vista (5)                                    3,011          10.14         30,538              -           1.25            1.40
Appreciation (5)                             7,412          10.55         78,157           0.96           1.25            5.50
Disciplined Stock (5)                        1,952          10.47         20,424           0.79           1.25            4.70
Dreyfus Growth & Income (5)                  3,463          10.71         37,095           0.32           1.25            7.10
International Equity (5)                     1,410          10.85         15,297           1.69           1.25            8.50
Dreyfus Small Cap (5)                        2,938          11.26         33,093           0.45           1.25           12.60
Socially Responsible Growth (5)              1,221          10.65         12,997              -           1.25            6.50
Blue Chip                                1,684,176          21.81     36,725,789           1.57           1.25          (12.37)
High Grade Bond                            640,404          15.61      9,998,793           6.09           1.25            7.73
High Yield Bond                            628,034          15.45      9,705,209           7.90           1.25            7.89
Managed                                  1,222,743          17.11     20,918,714           4.11           1.25            6.80
Money Market                               421,395          13.17      5,550,054           3.40           1.25            2.25
Value Growth                             1,312,539          12.07     15,837,183           1.98           1.25            5.69
Contrafund                                 914,444           9.18      8,393,514           0.75           1.25          (13.31)

                                                                                                    RATIO OF
                                                                                    INVESTMENT    EXPENSES TO
                                                         UNIT                         INCOME      AVERAGE NET        TOTAL
SUBACCOUNT                               UNITS        VALUE (4)      NET ASSETS     RATIO (1)      ASSETS (2)      RETURN (3)
------------------------------------------------------------------------------------------------------------------------------

Growth                                   1,670,057   $       8.96   $ 14,968,283           0.07%           1.25%        (18.69)%
Fidelity Growth & Income                   608,635           8.77      5,337,456           1.28            1.25          (9.87)
High Income (5)                             23,021          10.25        235,930              -            1.25           2.50
Index 500                                1,124,475           8.56      9,631,017           1.08            1.25         (13.27)
Mid-Cap (5)                                 10,934          10.60        115,874              -            1.25           5.98
Overseas                                   367,837           8.15      2,998,400           5.02            1.25         (22.16)
Franklin Small Cap (5)                       3,083          11.56         35,637              -            1.25          15.60
Franklin Value Securities (5)                3,576          11.45         40,947              -            1.25          14.50
Franklin U.S. Government (5)                24,469           9.89        242,027              -            1.25          (1.10)
Mutual Shares Securities (5)                13,162          10.47        137,806              -            1.25           4.70
Templeton Growth Securities(5)              10,389          10.82        112,361              -            1.25           8.20
Mid-Cap Value (5)                           17,294          10.77        186,265              -            1.25           7.70
Small Company (5)                            4,098          11.48         47,055              -            1.25          14.80
S&P MidCap 400 Index (5)                    23,279          11.95        278,262              -            1.25          19.50
Nasdaq 100 Index (5)                        21,181          13.64        288,889              -            1.25          36.40
Russell 2000 Small Cap Index(5)             10,938          12.24        133,933           0.27            1.25          22.40
Equity Income (5)                           39,268          10.56        414,662           0.57            1.25           5.60
Mid-Cap Growth                             635,106          12.15      7,719,244              -            1.25          (2.15)
New America Growth                         419,417           8.21      3,442,752              -            1.25         (12.94)
Personal Strategy Balanced                 653,152          10.27      6,704,611           2.97            1.25          (3.57)
International Stock                        209,554           7.87      1,650,186           2.05            1.25         (23.22)

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts which commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For subaccounts which commenced during the period indicated, total return has been calculated from the date operations commenced through the end of the reporting period and has not been annualized.

(4) There are no differences in unit value between accumulation units and units of contracts in annuitization period since there are no differences in charges that result in direct reductions of unit values.

(5)  Subaccount commenced operations on October 1, 2001.

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors and Stockholder
Farm Bureau Life Insurance Company

We have audited the accompanying consolidated balance sheets of Farm Bureau Life Insurance Company as of December 31, 2001 and 2000, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Farm Bureau Life Insurance Company at December 31, 2001 and 2000, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the consolidated financial statements, in 2001 the Company changed its method of accounting for derivative instruments.

                                                       /s/ Ernst & Young LLP

Des Moines, Iowa
February 5, 2002

                       FARM BUREAU LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                 (DOLLARS IN THOUSANDS, EXCEPT PER SHARE DATA)

                                                                   DECEMBER 31,
                                                              -----------------------
                                                                 2001         2000
                                                              ----------   ----------
ASSETS
Investments:
  Fixed maturities:
    Held for investment, at amortized cost (market:
      2000--$288,661)                                         $       --   $  284,253
    Available for sale, at market (amortized cost:
      2001--$3,581,579; 2000--$2,056,320)                      3,656,741    2,033,345
  Equity securities, at market (cost: 2001--$39,019;
    2000--$32,629)                                                39,733       30,781
  Mortgage loans on real estate                                  385,307      321,862
  Investment real estate, less allowances for depreciation
    of $3,862 in 2001 and $3,061 in 2000                          20,056       23,820
  Policy loans                                                   181,054      125,987
  Other long-term investments                                      1,306        1,318
  Short-term investments                                          19,969       50,035
                                                              ----------   ----------
Total investments                                              4,304,166    2,871,401

Cash and cash equivalents                                        260,933        2,484
Securities and indebtedness of related parties                    57,781       52,458
Accrued investment income                                         51,160       34,378
Accounts and notes receivable                                          5            7
Amounts receivable from affiliates                                 2,173       11,657
Reinsurance recoverable                                          101,287       51,312
Deferred policy acquisition costs                                361,179      252,006
Value of insurance in force acquired                              50,129       14,264
Property and equipment, less allowances for depreciation of
  $6,222 in 2001 and $4,487 in 2000                               12,012       12,296
Current income taxes recoverable                                   1,624        8,151
Goodwill, less accumulated amortization of $5,301 in 2001
  and $4,878 in 2000                                              11,170        8,554
Other assets                                                      17,471        8,065
Assets held in separate accounts                                 356,448      327,407
                                                              ----------   ----------
Total assets                                                  $5,587,538   $3,654,440
                                                              ==========   ==========

                       FARM BUREAU LIFE INSURANCE COMPANY
                    CONSOLIDATED BALANCE SHEETS (CONTINUED)
                 (DOLLARS IN THOUSANDS, EXCEPT PER SHARE DATA)

                                                                   DECEMBER 31,
                                                              -----------------------
                                                                 2001         2000
                                                              ----------   ----------
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Policy liabilities and accruals:
    Future policy benefits:
      Interest sensitive and equity-indexed products          $2,679,088   $1,598,958
      Traditional life insurance and accident and health
        products                                               1,063,930      773,372
      Unearned revenue reserve                                    30,870       29,382
    Other policy claims and benefits                              22,009       10,378
                                                              ----------   ----------
                                                               3,795,897    2,412,090
  Other policyholders' funds:
    Supplementary contracts without life contingencies           261,554      170,404
    Advance premiums and other deposits                          112,518       81,739
    Accrued dividends                                             15,965       13,385
                                                              ----------   ----------
                                                                 390,037      265,528
  Amounts payable to affiliates                                      680          825
  Long-term debt                                                  40,000       40,000
  Deferred income taxes                                           57,357       14,524
  Other liabilities                                              228,111       42,309
  Liabilities related to separate accounts                       356,448      327,407
                                                              ----------   ----------
Total liabilities                                              4,868,530    3,102,683

Commitments and contingencies

Stockholder's equity:
  Preferred stock, 7 1/2% cumulative, par value $50.00 per
    share--authorized 6,000 shares                                    --           --
  Common stock, par value $50.00 per share--authorized
    994,000 shares, issued and outstanding 50,000 shares           2,500        2,500
  Additional paid-in capital                                     146,501       66,307
  Accumulated other comprehensive income (loss)                   39,414      (22,391)
  Retained earnings                                              530,593      505,341
                                                              ----------   ----------
Total stockholder's equity                                       719,008      551,757
                                                              ----------   ----------
Total liabilities and stockholder's equity                    $5,587,538   $3,654,440
                                                              ==========   ==========

SEE ACCOMPANYING NOTES.

                       FARM BUREAU LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF INCOME
                             (DOLLARS IN THOUSANDS)

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2001       2000       1999
                                                              --------   --------   --------
Revenues:
  Interest sensitive product charges                          $ 70,492   $ 59,780   $ 55,363
  Traditional life insurance premiums                          114,998     83,830     82,569
  Accident and health premiums                                   3,044      9,654     13,361
  Net investment income                                        285,176    218,913    225,040
  Derivative income                                                100         --         --
  Realized losses on investments                               (15,872)   (26,185)    (1,976)
  Other income                                                     610      1,337        623
                                                              --------   --------   --------
    Total revenues                                             458,548    347,329    374,980
Benefits and expenses:
  Interest sensitive product benefits                          169,272    127,605    123,231
  Traditional life insurance and accident and health
    benefits                                                    80,492     60,229     57,941
  Increase in traditional life and accident and health
    future policy benefits                                      23,680     19,066     19,556
  Distributions to participating policyholders                  29,564     25,043     25,360
  Underwriting, acquisition and insurance expenses              95,089     74,378     71,377
  Interest expense                                               1,717      2,585        830
  Other expenses                                                     7        196      1,045
                                                              --------   --------   --------
    Total benefits and expenses                                399,821    309,102    299,340
                                                              --------   --------   --------
                                                                58,727     38,227     75,640
Income taxes                                                   (19,073)   (13,215)   (25,686)
Equity income, net of related income taxes                         254     12,195      3,972
                                                              --------   --------   --------
Income before cumulative effect of change in accounting
  principle                                                     39,908     37,207     53,926
Cumulative effect of change in accounting for derivative
  instruments                                                      344         --         --
                                                              --------   --------   --------
Net income                                                    $ 40,252   $ 37,207   $ 53,926
                                                              ========   ========   ========

SEE ACCOMPANYING NOTES.

                       FARM BUREAU LIFE INSURANCE COMPANY
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                             (DOLLARS IN THOUSANDS)

                                                                        ACCUMULATED
                                                          ADDITIONAL       OTHER                      TOTAL
                                                COMMON     PAID-IN     COMPREHENSIVE   RETAINED   STOCKHOLDER'S
                                                STOCK      CAPITAL     INCOME (LOSS)   EARNINGS      EQUITY
                                               --------   ----------   -------------   --------   -------------
Balance at January 1, 1999                      $2,500     $ 66,273       $ 50,050     $551,158     $669,981
  Comprehensive income (loss):
    Net income for 1999                             --           --             --       53,926       53,926
    Change in net unrealized investment
      gains/ losses                                 --           --        (99,932)          --      (99,932)
                                                                                                    --------
  Total comprehensive loss                                                                           (46,006)
  Dividends paid to preferred stockholders          --           --             --         (155)        (155)
  Dividend of short-term and fixed maturity
    securities to parent                            --           --             --      (75,000)     (75,000)
  Cash dividends paid to parent                     --           --             --      (29,795)     (29,795)
                                                ------     --------       --------     --------     --------
Balance at December 31, 1999                     2,500       66,273        (49,882)     500,134      519,025
  Comprehensive income:
    Net income for 2000                             --           --             --       37,207       37,207
    Change in net unrealized investment
      gains/ losses                                 --           --         27,491           --       27,491
                                                                                                    --------
  Total comprehensive income                                                                          64,698
  Adjustment resulting from capital
    transactions of equity investee                 --           34             --           --           34
  Cash dividends paid to parent                     --           --             --      (32,000)     (32,000)
                                                ------     --------       --------     --------     --------
Balance at December 31, 2000                     2,500       66,307        (22,391)     505,341      551,757
  Comprehensive income:
    Net income for 2001                             --           --             --       40,252       40,252
    Cumulative effect of change in accounting
      for derivative instruments                    --           --          2,406           --        2,406
    Change in net unrealized investment
      gains/ losses                                 --           --         59,399           --       59,399
                                                                                                    --------
  Total comprehensive income                                                                         102,057
  Capital contribution from parent                  --       80,194             --           --       80,194
  Cash dividends paid to parent                     --           --             --      (15,000)     (15,000)
                                                ------     --------       --------     --------     --------
Balance at December 31, 2001                    $2,500     $146,501       $ 39,414     $530,593     $719,008
                                                ======     ========       ========     ========     ========

SEE ACCOMPANYING NOTES.

                       FARM BUREAU LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                             (DOLLARS IN THOUSANDS)

                                                                   YEAR ENDED DECEMBER 31,
                                                              ---------------------------------
                                                                2001        2000        1999
                                                              ---------   ---------   ---------
OPERATING ACTIVITIES
Net income                                                    $  40,252   $  37,207   $  53,926
Adjustments to reconcile net income to net cash provided by
  operating activities:
    Adjustments related to interest sensitive products:
    Interest credited to account balances                       141,801     104,896     105,121
    Charges for mortality and administration                    (68,884)    (58,987)    (54,229)
    Deferral of unearned revenues                                 2,485       2,851       2,456
    Amortization of unearned revenue reserve                     (1,465)       (745)     (1,318)
  Provision for depreciation and amortization                     6,797       5,456       5,687
  Equity income                                                    (254)    (12,195)     (3,972)
  Realized losses on investments                                 15,872      26,185       1,976
  Increase (decrease) in traditional life and accident and
    health benefit accruals, net of reinsurance                   8,923     (23,910)     20,552
  Policy acquisition costs deferred                             (76,299)    (39,954)    (34,275)
  Amortization of deferred policy acquisition costs              15,456      10,829      12,439
  Provision for deferred income taxes                             3,635       6,738       1,824
  Other                                                          12,175     (31,485)      2,107
                                                              ---------   ---------   ---------
Net cash provided by operating activities                       100,494      26,886     112,294

INVESTING ACTIVITIES
Sale, maturity or repayment of investments:
  Fixed maturities--held for investment                              --      55,846     154,700
  Fixed maturities--available for sale                          545,760     189,589     224,530
  Equity securities                                               7,832      20,346      10,391
  Mortgage loans on real estate                                  27,847      41,850      53,922
  Investment real estate                                          2,296         644      20,080
  Policy loans                                                   41,585      29,168      28,401
  Other long-term investments                                        90           4          68
  Short-term investments--net                                    64,643      28,066          --
                                                              ---------   ---------   ---------
                                                                690,053     365,513     492,092

Acquisition of investments:
  Fixed maturities--available for sale                         (853,651)   (222,251)   (469,608)
  Equity securities                                              (2,144)     (2,491)     (6,663)
  Mortgage loans on real estate                                 (60,599)    (49,306)    (69,606)
  Investment real estate                                             --          --        (726)
  Policy loans                                                  (42,155)    (31,438)    (28,790)
  Short-term investments--net                                        --          --     (24,696)
                                                              ---------   ---------   ---------
                                                               (958,549)   (305,486)   (600,089)
Proceeds from disposal, repayments of advances and other
  distributions from equity investees                             5,715       8,747      11,395
Investments in and advances to equity investees                  (1,151)     (1,505)     (6,654)
Net cash received in acquisition and coinsurance transaction      2,709          --          --
Net purchases of property and equipment and other                (1,337)     (2,123)     (2,403)
                                                              ---------   ---------   ---------
Net cash provided by (used in) investing activities            (262,560)     65,146    (105,659)

                       FARM BUREAU LIFE INSURANCE COMPANY
               CONSOLIDATED STATEMENTS OF CASH FLOWS (CONTINUED)
                             (DOLLARS IN THOUSANDS)

FINANCING ACTIVITIES
                                                                   YEAR ENDED DECEMBER 31,
                                                              ---------------------------------
                                                                2001        2000        1999
                                                              ---------   ---------   ---------
Receipts from interest sensitive, equity-indexed and
  variable products credited to policyholder account
  balances                                                    $ 700,217   $ 217,657   $ 216,598
Return of policyholder account balances on interest
  sensitive, equity-indexed and variable products              (264,702)   (281,094)   (224,826)
Proceeds from long-term debt                                         --          --      40,000
Repayments of long-term debt                                         --          --         (71)
Redemption of redeemable preferred stock                             --          --      (4,503)
Dividends paid                                                  (15,000)    (32,000)    (29,950)
                                                              ---------   ---------   ---------
Net cash provided by (used in) financing activities             420,515     (95,437)     (2,752)
                                                              ---------   ---------   ---------
Increase (decrease) in cash and cash equivalents                258,449      (3,405)      3,883
Cash and cash equivalents at beginning of year                    2,484       5,889       2,006
                                                              ---------   ---------   ---------
Cash and cash equivalents at end of year                      $ 260,933   $   2,484   $   5,889
                                                              =========   =========   =========

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid during the year for:
  Interest                                                    $   1,730   $   2,588   $     725
  Income taxes                                                    8,245      23,408      11,919

SEE ACCOMPANYING NOTES.

                       FARM BUREAU LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

NATURE OF BUSINESS

Farm Bureau Life Insurance Company (we or the Company), a wholly-owned subsidiary of FBL Financial Group, Inc., operates predominantly in the life insurance industry. We currently market individual life insurance policies and annuity contracts to Farm Bureau members and other individuals and businesses in the midwestern and western sections of United States through an exclusive agency force. Variable universal life insurance and variable annuity contracts are also marketed in these and other states through alliances with other insurance companies and a regional broker/dealer. In addition to writing direct insurance business, we assume through coinsurance agreements a percentage of certain business written by National Travelers Life Company (NTL) and American Equity Investment Life Insurance Company (American Equity). These coinsurance agreements utilize excess capital and increase our volume of business in force.

CONSOLIDATION

Our consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant intercompany transactions have been eliminated.

ACCOUNTING CHANGES

Effective January 1, 2001, we adopted the Financial Accounting Standards Board's
(FASB) Statement of Financial Accounting Standards (Statement) No. 133, "Accounting for Derivative Instruments and Hedging Activities" and Statement No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities." Statement No. 133 requires companies to record derivatives on the balance sheet as assets or liabilities, measured at fair value. Accounting for gains or losses resulting from changes in the values of those derivatives is dependent on the use of the derivative and whether it qualifies for hedge accounting. Without hedge accounting, these gains or losses are recorded as a component of net income. Statement No. 133 also allows companies to transfer securities classified as held for investment to either available-for-sale or trading categories in connection with the adoption of the new standard. Statement No. 138 amends Statement No. 133 to clarify the appropriate accounting for certain hedging transactions.

We have the following three different forms of derivatives on our balance sheet which are subject to Statement No. 133:

- the feature of a convertible fixed maturity security that allows the conversion of a fixed maturity security into an equity security is considered an embedded derivative,

- the rights of an equity-indexed annuity contract holder to participate in the index returns available under the contract are considered embedded derivatives, and

- our reinsurance recoverable as it relates to call options purchased to fund returns to equity-indexed annuity contract holders is considered a derivative.

These derivatives are described more fully in this note under the captions "Investments--Fixed Maturities and Equity Securities," "Reinsurance Recoverable" and "Future Policy Benefits."

The cumulative effect of adopting these Statements on net income was $0.3 million. This amount represents the difference in accumulated net unrealized capital gains (losses) on the date of adoption, net of tax, resulting from the change in accounting for the conversion features embedded in our convertible fixed maturity securities. Income before cumulative effect of change in accounting for derivative instruments for 2001 was approximately $0.6 million less than what would have been recorded without the accounting change due to a decrease in the fair value of these conversion features during the period. The impact of the accounting change on 2001 income relating to the equity-indexed annuity derivatives has not been quantified, but is not believed to be material to our financial position or results of operations.

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Upon the adoption of Statement No. 133, we transferred our fixed maturity securities classified as held for investment to the available-for-sale category. In connection with this transfer, the securities were marked to market and the corresponding increase in carrying value totaling $2.8 million, net of offsetting adjustments to deferred acquisition costs, value of insurance in force acquired, unearned revenue reserve and income taxes, was credited to stockholder's equity. Prior year financial statements were not restated.

In December 2001, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position (SOP) 01-6, "Accounting by Certain Entities (Including Entities with Trade Receivables) That Lend to or Finance the Activities of Others." The SOP requires loans and trade receivables that management has the intent and ability to hold for the forseeable future or until maturity or payoff to be reported in the balance sheet at outstanding principal adjusted for any chargeoffs, the allowance for loan losses, any deferred fees or costs on originated loans and any unamortized premiums or discounts on purchased loans. We currently report our mortgage loans in accordance with this SOP and we do not believe it will have a material effect on our financial statements.

In October 2001, the FASB issued Statement No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets." Statement No. 144 provides a single accounting model for long lived assets to be disposed of and changes the criteria that must be met to classify an asset as held-for-sale. Statement
No. 144 also requires expected future operating losses from discontinued operations to be displayed in discontinued operations in the period(s) in which losses are incurred rather than as of the measurement date as presently required. The Statement is effective for the year beginning January 1, 2002, with earlier adoption encouraged. While we have not quantified the impact of adopting this Statement, we believe the Statement will not have a material effect on our financial position or results of operations.

In June 2001, the FASB issued Statement No. 141, "Business Combinations," and Statement No. 142, "Goodwill and Other Intangible Assets." Under the new Statements, goodwill will no longer be amortized but will be subject to annual impairment tests in accordance with the Statements. In addition, Statement No. 142 requires the identification and amortization of certain intangible assets that had previously been included as a component of goodwill. We will apply the new Statements in the first quarter of 2002. Application of the nonamortization provisions of the Statement is expected to result in an increase in net income of $1.2 million per year. During 2002, we will perform the first of the required impairment tests of goodwill as of January 1, 2002. While we have not completed this testing we do not expect this testing to require the impairment of any goodwill.

INVESTMENTS

FIXED MATURITIES AND EQUITY SECURITIES

All of our fixed maturity securities, comprised of bonds and redeemable preferred stocks, are designated as "available for sale" and are reported at market value. Unrealized gains and losses on these securities, with the exception of unrealized gains and losses relating to the conversion feature embedded in convertible fixed maturity securities, are included directly in stockholder's equity as a component of accumulated other comprehensive income or loss. Unrealized gains and losses relating to the conversion feature embedded in convertible fixed maturity securities are recorded as a component of net investment income in the consolidated statements of income. The unrealized gains and losses are reduced by a provision for deferred income taxes and adjustments to deferred policy acquisition costs, value of insurance in force acquired and unearned revenue reserve that would have been required as a charge or credit to income had such amounts been realized. Prior to the adoption of Statement No. 133, we had certain securities classified as "held for investment." Held for investment securities were reported at cost adjusted for amortization of premiums and discounts. Changes in the market value of these securities, except for declines that are other than temporary, are not reflected in our financial statements. Premiums and discounts are amortized/accrued using methods which result in a constant yield over the securities'

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) expected lives. Amortization/accrual of premiums and discounts on mortgage and asset-backed securities incorporates prepayment assumptions to estimate the securities' expected lives.

Equity securities, comprised of common and non-redeemable preferred stocks, are reported at market value. The change in unrealized appreciation and depreciation of equity securities is included directly in stockholder's equity, net of any related deferred income taxes, as a component of accumulated other comprehensive income or loss.

MORTGAGE LOANS ON REAL ESTATE

Mortgage loans on real estate are reported at cost adjusted for amortization of premiums and accrual of discounts. If we determine that the value of any mortgage loan is impaired (i.e., when it is probable we will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to its fair value, which may be based upon the present value of expected future cash flows from the loan (discounted at the loan's effective interest rate), or the fair value of the underlying collateral. The carrying value of impaired loans is reduced by the establishment of a valuation allowance, changes to which are recognized as realized gains or losses on investments. Interest income on impaired loans is recorded on a cash basis.

INVESTMENT REAL ESTATE

Investment real estate is reported at cost less allowances for depreciation. Real estate acquired through foreclosure, which is included with investment real estate in our consolidated balance sheets, is recorded at the lower of cost (which includes the balance of the mortgage loan, any accrued interest and any costs incurred to obtain title to the property) or estimated fair value on the foreclosure date. The carrying value of these assets is subject to regular review. If the fair value, less estimated sales costs, of real estate owned decreases to an amount lower than its carrying value, the carrying value of the real estate is reduced by the establishment of a valuation allowance, changes to which are recognized as realized gains or losses on investments.

OTHER INVESTMENTS

Policy loans are reported at unpaid principal balance. Short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Other long-term investments include investment deposits which are reported at cost.

Securities and indebtedness of related parties include investments in partnerships and corporations over which we may exercise significant influence. These partnerships and corporations operate predominately in the insurance, broker-dealer, investment company and real estate industries. Such investments are accounted for using the equity method. In applying the equity method, we record our share of income or loss reported by the equity investees. For partnerships operating in the investment company industry, this income or loss includes changes in unrealized gains and losses in the partnerships' investment portfolios. Changes in the value of our investment in equity investees attributable to capital transactions of the investee, such as an additional offering of stock, are recorded directly to stockholder's equity. Securities and indebtedness of related parties also includes advances and loans to the partnerships and corporations which are principally reported at cost.

REALIZED GAINS AND LOSSES ON INVESTMENTS

The carrying values of all our investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in market value that is other than temporary, the carrying value of the investment is reduced to its estimated realizable value, or fair value, and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments. Realized gains and losses on sales are determined on the basis of specific identification of investments. If we expect that an issuer of a security will modify its payment pattern from contractual terms but no writedown is required,

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) future investment income is recognized at the rate implicit in the calculation of net realizable value under the expected payment pattern.

MARKET VALUES

Market values of fixed maturity securities are reported based on quoted market prices, where available. Market values of fixed maturity securities not actively traded in a liquid market are estimated using a matrix calculation assuming a spread (based on interest rates and a risk assessment of the bonds) over U. S. Treasury bonds. Market values of the conversion features embedded in convertible fixed maturity securities is estimated using an option-pricing model. Market values of redeemable preferred stocks and equity securities are based on the latest quoted market prices, or for those not readily marketable, generally at values which are representative of the market values of comparable issues.

CASH AND CASH EQUIVALENTS

For purposes of our consolidated statements of cash flows, we consider all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents.

REINSURANCE RECOVERABLE

We use reinsurance to manage certain risks associated with our insurance operations. These reinsurance arrangements provide for greater diversification of business, allow management to control exposure to potential risks arising from large claims and provide additional capacity for growth. For business ceded to other companies, reinsurance recoverable generally consists of the reinsurers share of policyholder liabilities, claims and expenses, net of amounts due the reinsurers for premiums. For business assumed from other companies, reinsurance recoverable generally consists of premium receivable, net of our share of benefits and expenses we owe to the ceding company.

During 2001, we assumed under a coinsurance agreement, 70% of certain equity-indexed annuity contracts issued by American Equity. The call options used to fund the index credits on the equity-indexed annuities are purchased by and maintained on the books of American Equity. We record our proportionate share of the option value supporting the business we reinsure as reinsurance recoverable. This component of the reinsurance contract is an embedded derivative and we record our share of the returns on the underlying options, net of the amortization of the option costs, in derivative income. See Note 5, "Reinsurance and Policy Provisions," for additional information regarding this reinsurance agreement.

DEFERRED POLICY ACQUISITION COSTS AND VALUE OF INSURANCE IN FORCE ACQUIRED

To the extent recoverable from future policy revenues and gross profits, certain costs of acquiring new insurance business, principally commissions and other expenses related to the production of new business, have been deferred. The value of insurance in force acquired represents the cost assigned to insurance contracts when an insurance company is acquired. The initial value is determined by an actuarial study using expected future gross profits as a measurement of the net present value of the insurance acquired. Interest accrues on the unamortized balance at a weighted average rate of 6.04%.

For participating traditional life insurance and interest sensitive products (principally universal life insurance policies and annuity contracts), these costs are being amortized generally in proportion to expected gross profits (after dividends to policyholders, if applicable) from surrender charges and investment, mortality, and expense margins. That amortization is adjusted retrospectively when estimates of current or future gross profits/margins (including the impact of investment gains and losses) to be realized from a group of products are revised. For nonparticipating traditional life and accident and health insurance products, these costs are amortized over the premium paying period of the related policies, in proportion to the ratio of annual premium revenues to total anticipated premium revenues. Such

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) anticipated premium revenues are estimated using the same assumptions used for computing liabilities for future policy benefits.

PROPERTY AND EQUIPMENT

Property and equipment, comprised primarily of furniture, equipment and capitalized software costs, are reported at cost less allowances for depreciation and amortization. Depreciation and amortization expense is computed primarily using the straight-line method over the estimated useful lives of the assets. Furniture and equipment had a carrying value of $7.7 million at December 31, 2001 and $7.5 million at December 31, 2000, and estimated useful lives that range from three to ten years. Capitalized software costs had a carrying value of $4.3 million at December 31, 2001 and $4.8 million at December 31, 2000, and estimated useful lives that range from two to five years. Depreciation expense was $0.2 million in 2001, $0.1 million in 2000, and $0.2 million in 1999. Amortization expense was $1.6 million in 2001 and 2000 and $0.4 million in 1999.

GOODWILL

Goodwill represents the excess of the fair value of assets exchanged over the net assets acquired. Through December 31, 2001, goodwill was being amortized on a straight-line basis generally over a period of 20 years. The carrying value of goodwill was regularly reviewed for indicators of impairment in value, which in view of management were other than temporary. If facts and circumstances suggested that goodwill was impaired, we assessed the fair value of the underlying business and would have reduced goodwill to an amount that resulted in the book value of the underlying business approximating fair value. We did not record any impairments in 2001, 2000 or 1999. See the "Accounting Changes"
section in this note for a discussion of the accounting of goodwill subsequent to December 31, 2001.

FUTURE POLICY BENEFITS

Future policy benefit reserves for interest sensitive products are computed under a retrospective deposit method and represent policy account balances before applicable surrender charges. Future policy benefit reserves for equity-indexed products are equal to the sum of the fair value of the embedded index options, accumulated index credits and the host contract reserve computed using a method similar to that used for interest sensitive product benefits. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policy account balances.

Interest crediting rates for interest sensitive products ranged from 3.35% to 6.90% in 2001, from 4.00% to 6.50% in 2000 and from 4.00% to 6.25% in 1999.

The liability for future policy benefits for participating traditional life insurance is based on net level premium reserves, including assumptions as to interest, mortality and other factors underlying the guaranteed policy cash values. Reserve interest assumptions are level and range from 2.25% to 6.0%. The average rate of assumed investment yields used in estimating gross margins was 7.69% in 2001, 7.74% in 2000 and 7.83% in 1999. Accrued dividends for participating business are established for anticipated amounts earned to date that have not been paid. The declaration of future dividends for participating business is at the discretion of the Board of Directors. Participating business accounted for 40% of receipts from policyholders during 2001 and represented 16% of life insurance inforce at December 31, 2001. Participating business accounted for 38% of receipts from policyholders during 2000 (1999 -- 40%) and represented 16% of life insurance inforce at December 31, 2000.

The liabilities for future policy benefits for accident and health insurance are computed using a net level (or an equivalent) method, including assumptions as to morbidity, mortality and interest and to include provisions for possible unfavorable deviations. Policy benefit claims are charged to expense in the period that the claims are incurred.

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
The unearned revenue reserve reflects the unamortized balance of the excess of first year administration charges over renewal period administration charges (policy initiation fees) on interest sensitive products. These excess charges have been deferred and are being recognized in income over the period benefited using the same assumptions and factors used to amortize deferred policy acquisition costs.

GUARANTY FUND ASSESSMENTS

From time to time, assessments are levied on us by guaranty associations in most states in which we are licensed. These assessments, which are accrued for, are to cover losses of policyholders of insolvent or rehabilitated companies. In some states, these assessments can be partially recovered through a reduction in future premium taxes.

We had undiscounted reserves of $0.2 million at December 31, 2001 and $0.1 million at December 31, 2000 to cover estimated future assessments on known insolvencies. We had assets totaling $1.0 million at December 31, 2001 and December 31, 2000 representing estimated premium tax offsets on paid and future assessments. Expenses (credits) incurred for guaranty fund assessments, net of related premium tax offsets, totaled $0.2 million in 2001 and ($0.1) million in 2000 and 1999. It is anticipated that estimated future guaranty fund assessments on known insolvencies will be paid during 2002 and substantially all the related future premium tax offsets will be realized during the six year period ending December 31, 2007. We believe the reserve for guaranty fund assessments is sufficient to provide for future assessments based upon known insolvencies and projected premium levels.

DEFERRED INCOME TAXES

Deferred income tax assets or liabilities are computed based on the difference between the financial statement and income tax bases of assets and liabilities using the enacted marginal tax rate. Deferred income tax expenses or credits are based on the changes in the asset or liability from period to period.

SEPARATE ACCOUNTS

The separate account assets and liabilities reported in our accompanying consolidated balance sheets represent funds that are separately administered for the benefit of certain policyholders that bear the underlying investment risk. The separate account assets and liabilities are carried at fair value. Revenues and expenses related to the separate account assets and liabilities, to the extent of benefits paid or provided to the separate account policyholders, are excluded from the amounts reported in the accompanying consolidated statements of income.

RECOGNITION OF PREMIUM REVENUES AND COSTS

Revenues for interest sensitive, equity-indexed and variable products consist of policy charges for the cost of insurance, administration charges, amortization of policy initiation fees and surrender charges assessed against policyholder account balances. Expenses related to these products include interest or index amounts credited to policyholder account balances, benefit claims incurred in excess of policyholder account balances and amortization of deferred policy acquisition costs.

Traditional life insurance premiums are recognized as revenues over the premium-paying period. Future policy benefits and policy acquisition costs are recognized as expenses over the life of the policy by means of the provision for future policy benefits and amortization of deferred policy acquisition costs.

All insurance-related revenues, benefits and expenses are reported net of reinsurance ceded. The cost of reinsurance ceded is generally amortized over the contract periods of the reinsurance agreements. Policies and contracts assumed are accounted for in a manner similar to that followed for direct business.

COMPREHENSIVE INCOME (LOSS)

Unrealized gains and losses on our available-for-sale securities are included in accumulated other comprehensive income (loss) in stockholder's equity. Also included in comprehensive income for 2001 is

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
$2.4 million relating to the transfer of our fixed maturity securities classified as held for investment to the available-for-sale category. Other comprehensive income (loss) excludes net investment gains (losses) included in net income which represent transfers from unrealized to realized gains and losses. These amounts totaled ($10.0) million in 2001, ($14.6) million in 2000 and $0.3 million in 1999. These amounts, which have been measured through the date of sale, are net of income taxes and adjustments to deferred policy acquisition costs, value of insurance inforce acquired and unearned revenue reserve totaling $7.4 million in 2001, $9.6 million in 2000 and $0.2 million in 1999.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and the disclosure of contingent assets and liabilities. For example, significant estimates and assumptions are utilized in the valuation of investments, amortization of deferred policy acquisition costs, valuation of allowances for deferred tax assets, calculation of policyholder liabilities and accruals and determination of pension expense. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the consolidated financial statements.

2.  CAPITAL CONTRIBUTION, MERGER AND RESTRUCTURING

On January 1, 2001, our parent acquired the assets and liabilities of Kansas Farm Bureau Life Insurance Company Inc. (Kansas Farm Bureau Life) for $80.7 million and immediately contributed net assets totaling $80.2 million to us. The acquisition was accounted for using purchase accounting by our parent. A summary of the fair value of the assets and liabilities contributed to us as of January 1, 2001, is as follows (dollars in thousands):

ASSETS                                             LIABILITIES AND PURCHASE PRICE
Investments                          $620,856      Policy liabilities and accruals      $526,391
Cash                                    2,369      Other policyholder funds               76,738
Value of insurance in force                        Other liabilities
acquired                               51,865                                             11,621
Goodwill                                3,539      Total liabilities                     614,750
Other assets                           16,315      Capital contribution                   80,194
                                     --------                                           --------
  Total                              $694,944      Total                                $694,944
                                     ========                                           ========

Acquisition costs totaling $0.7 million have been deferred and included as a component of goodwill. Goodwill was being amortized during 2001 using the straight-line method and a 20-year amortization schedule. As discussed in Note 1 under "Accounting Changes," goodwill will not be amortized beginning in 2002.

On July 1, 1999, we merged with Western Farm Bureau Life Insurance Company (Western Life), another wholly-owned subsidiary of FBL Financial Group, Inc. The merger, which was completed through the contribution of Western Life to us by FBL Financial Group, Inc., was accounted for like a pooling of interests. Accordingly, the 1999 financial statements include the combined financial position, results of operations and cash flows of Western Life as though it had always been a part of the Company.

Prior to the merger, the Company owned 3,013 shares of Western Life redeemable preferred stock with a carrying value of $0.6 million. All of Western Life's preferred stock was redeemed in conjunction with the merger.

In addition to merging with Western Life, we also closed an administrative processing center during 1999. As a result of the closing of the service center, a leased property was vacated, 22 positions were eliminated and moving costs were incurred. During 1999, we charged to expense costs totaling $1.2 million

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2. CAPITAL CONTRIBUTION, MERGER AND RESTRUCTURING (CONTINUED) for related severance benefits, lease costs and other costs primarily associated with the closing of the service center. The restructuring expenses are recorded in the underwriting, acquisition and insurance expense line of the 1999 consolidated statement of income.

3.  INVESTMENT OPERATIONS

FIXED MATURITIES AND EQUITY SECURITIES

The following tables contain amortized cost and estimated market value information on fixed maturities and equity securities:

                                                                     AVAILABLE FOR SALE
                                                   -------------------------------------------------------
                                                                      GROSS        GROSS
                                                                    UNREALIZED   UNREALIZED    ESTIMATED
                                                   AMORTIZED COST     GAINS        LOSSES     MARKET VALUE
                                                   -------------------------------------------------------
                                                                   (DOLLARS IN THOUSANDS)
DECEMBER 31, 2001
Bonds:
  United States Government and agencies              $  147,869      $  2,871     $   (159)    $  150,581
  State, municipal and other governments                 96,057         3,158         (554)        98,661
  Public utilities                                      146,048         4,932       (2,442)       148,538
  Corporate securities                                1,766,263        68,238      (27,796)     1,806,705
  Mortgage and asset-backed securities                1,366,995        32,314       (4,909)     1,394,400
Redeemable preferred stocks                              58,347         1,276       (1,767)        57,856
                                                   -------------------------------------------------------
Total fixed maturities                               $3,581,579      $112,789     $(37,627)    $3,656,741
                                                   =======================================================
Equity securities                                    $   39,019      $  1,468     $   (754)    $   39,733
                                                   =======================================================

                                                                     HELD FOR INVESTMENT
                                                   -------------------------------------------------------
                                                                      GROSS        GROSS
                                                                    UNREALIZED   UNREALIZED    ESTIMATED
                                                   AMORTIZED COST     GAINS        LOSSES     MARKET VALUE
                                                   -------------------------------------------------------
                                                                   (DOLLARS IN THOUSANDS)
DECEMBER 31, 2000
Bonds:
  Fixed maturities--mortgaged-backed securities      $  284,253      $  5,299     $   (891)    $  288,661
                                                   =======================================================

                                                                     AVAILABLE FOR SALE
                                                   -------------------------------------------------------
                                                                      GROSS        GROSS
                                                                    UNREALIZED   UNREALIZED    ESTIMATED
                                                   AMORTIZED COST     GAINS        LOSSES     MARKET VALUE
                                                   -------------------------------------------------------
                                                                   (DOLLARS IN THOUSANDS)
DECEMBER 31, 2000
Bonds:
  United States Government and agencies              $   51,285      $  2,013     $    (61)    $   53,237
  State, municipal and other governments                 60,456         1,530         (443)        61,543
  Public utilities                                      123,821         4,251       (1,880)       126,192
  Corporate securities                                1,027,544        22,553      (50,439)       999,658
  Mortgage and asset-backed securities                  749,805        11,227       (8,920)       752,112
Redeemable preferred stocks                              43,409           527       (3,333)        40,603
                                                   -------------------------------------------------------
Total fixed maturities                               $2,056,320      $ 42,101     $(65,076)    $2,033,345
                                                   =======================================================
Equity securities                                    $   32,629      $    349     $ (2,197)    $   30,781
                                                   =======================================================

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENT OPERATIONS (CONTINUED)
Short-term investments have been excluded from the above schedules as amortized cost approximates market value for these securities.

The carrying value and estimated market value of our portfolio of fixed maturity securities at December 31, 2001, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                         AMORTIZED     ESTIMATED
                                                            COST      MARKET VALUE
                                                         -------------------------
                                                          (DOLLARS IN THOUSANDS)
Due in one year or less                                  $   56,475    $   57,182
Due after one year through five years                       406,360       417,386
Due after five years through ten years                      628,087       645,317
Due after ten years                                       1,065,315     1,084,600
                                                         -------------------------
                                                          2,156,237     2,204,485
Mortgage and asset-backed securities                      1,366,995     1,394,400
Redeemable preferred stocks                                  58,347        57,856
                                                         -------------------------
                                                         $3,581,579    $3,656,741
                                                         =========================

Net unrealized investment gains (losses) on equity securities and fixed maturity securities classified as available for sale and recorded directly to stockholder's equity were comprised of the following:

                                                                   DECEMBER 31,
                                                              -----------------------
                                                                 2001         2000
                                                              -----------------------
                                                              (DOLLARS IN THOUSANDS)
Unrealized appreciation (depreciation) on fixed maturity and
  equity securities available for sale                         $ 75,876     $(24,823)
Adjustments for assumed changes in amortization pattern of:
  Deferred policy acquisition costs                              (5,561)       2,202
  Value of insurance in force acquired                           (8,954)         271
  Unearned revenue reserve                                          257         (180)
Provision for deferred income taxes                             (21,566)       7,885
                                                              -----------------------
                                                                 40,052      (14,645)
Proportionate share of net unrealized investment losses of
  equity investees                                                 (638)      (7,746)
                                                              -----------------------
Net unrealized investment gains (losses)                       $ 39,414     $(22,391)
                                                              =======================

The changes in net unrealized investment gains/losses are recorded net of deferred income taxes and other adjustments for assumed changes in the amortization pattern of deferred policy acquisition costs, value of insurance in force acquired and unearned revenue reserve totaling $49.8 million in 2001, $18.6 million in 2000 and ($64.2) million in 1999.

MORTGAGE LOANS ON REAL ESTATE

Our mortgage loan portfolio consists principally of commercial mortgage loans. Our lending policies require that the loans be collateralized by the value of the related property, establish limits on the amount that can be loaned to one borrower and require diversification by geographic location and collateral type.

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENT OPERATIONS (CONTINUED)
We have provided an allowance for possible losses against our mortgage loan portfolio. An analysis of this allowance, which consists of specific and general reserves, is as follows:

                                                                      YEAR ENDED
                                                                     DECEMBER 31,
                                                            ------------------------------
                                                              2001       2000       1999
                                                            ------------------------------
                                                                (DOLLARS IN THOUSANDS)
Balance at beginning of year                                 $ 806       $806       $871
Realized gains                                                (751)        --         --
Uncollectible amounts written off, net of recoveries            --         --        (65)
                                                            ------------------------------
Balance at end of year                                       $  55       $806       $806
                                                            ==============================

The carrying value of impaired loans (those loans in which we do not believe we will collect all amounts due according to the contractual terms of the respective loan agreements) was under $0.1 million at December 31, 2001 and 2000.

During 2001, we also recorded an allowance for possible losses against our real estate portfolio totaling $0.8 million. We did not record any real estate allowance for 2000.

NET INVESTMENT INCOME

Components of net investment income are as follows:

                                                     YEAR ENDED DECEMBER 31,
                                                  ------------------------------
                                                    2001       2000       1999
                                                  ------------------------------
                                                      (DOLLARS IN THOUSANDS)
Fixed maturities:
  Held for investment                             $     --   $ 24,858   $ 32,431
  Available for sale                               239,670    160,978    154,255
Equity securities                                    1,811      2,181      2,145
Mortgage loans on real estate                       27,932     24,784     23,989
Investment real estate                               2,614      2,459      5,098
Policy loans                                        11,160      7,942      7,644
Other long-term investments                              1          2          2
Short-term investments, cash and cash
  equivalents                                        4,557      3,097      2,930
Other                                                6,542      1,699      6,696
                                                  ------------------------------
                                                   294,287    228,000    235,190
Less investment expenses                            (9,111)    (9,087)   (10,150)
                                                  ------------------------------
Net investment income                             $285,176   $218,913   $225,040
                                                  ==============================

Other investment income in 2001 includes $2.5 million earned in connection with the American Equity coinsurance agreement on investment income due but not yet received under the terms of the reinsurance agreement.

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENT OPERATIONS (CONTINUED)
REALIZED AND UNREALIZED GAINS AND LOSSES

Realized gains (losses) and the change in unrealized appreciation/depreciation on investments are summarized below:

                                                              YEAR ENDED DECEMBER 31,
                                                          -------------------------------
                                                            2001       2000       1999
                                                          -------------------------------
                                                              (DOLLARS IN THOUSANDS)
REALIZED
Fixed maturities--available for sale                      $(16,766)  $(22,020)  $  (2,163)
Equity securities                                             (690)    (2,161)      2,307
Mortgage loans on real estate                                  751         --          --
Investment real estate                                        (668)       186        (221)
Other long-term investments                                     --     (3,500)     (1,345)
Short-term investments                                         130         --          --
Securities and indebtedness of related parties               1,375      1,310        (582)
Notes receivable and other                                      (4)        --          28
                                                          -------------------------------
Realized losses on investments                            $(15,872)  $(26,185)  $  (1,976)
                                                          ===============================
UNREALIZED
Fixed maturities:
  Held for investment                                     $     --   $  5,976   $ (26,009)
  Available for sale                                        93,729     52,360    (162,518)
Equity securities                                            2,562        954       1,500
                                                          -------------------------------
Change in unrealized appreciation/depreciation of
  investments                                             $ 96,291   $ 59,290   $(187,027)
                                                          ===============================

An analysis of sales, maturities and principal repayments of our fixed maturities portfolio is as follows:

                                                             GROSS      GROSS
                                                AMORTIZED   REALIZED   REALIZED
                                                  COST       GAINS      LOSSES    PROCEEDS
                                                ------------------------------------------
                                                          (DOLLARS IN THOUSANDS)
YEAR ENDED DECEMBER 31, 2001
Scheduled principal repayments and calls--
  available for sale                            $404,029     $   --    $    --    $404,029
Sales--available for sale                        143,954      3,957     (6,180)    141,731
                                                ------------------------------------------
    Total                                       $547,983     $3,957    $(6,180)   $545,760
                                                ==========================================
YEAR ENDED DECEMBER 31, 2000
Scheduled principal repayments and calls:
  Available for sale                            $ 85,905     $   --    $    --    $ 85,905
  Held for investment                             55,846         --         --      55,846
Sales--available for sale                        107,235      3,398     (6,949)    103,684
                                                ------------------------------------------
    Total                                       $248,986     $3,398    $(6,949)   $245,435
                                                ==========================================
YEAR ENDED DECEMBER 31, 1999
Scheduled principal repayments and calls:
  Available for sale                            $150,696     $   --    $    --    $150,696
  Held for investment                            154,700         --         --     154,700
Sales--available for sale                         70,789      3,904       (859)     73,834
                                                ------------------------------------------
    Total                                       $376,185     $3,904    $  (859)   $379,230
                                                ==========================================

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENT OPERATIONS (CONTINUED)
Realized losses on fixed maturities totaling $14.5 million in 2001, $18.5 million in 2000 and $5.2 million in 1999 were incurred as a result of writedowns for other than temporary impairment of fixed maturity securities. During 2001, realized losses include $8.4 million related to the sale and impairments from our ownership in Enron-related securities.

Income taxes include a credit of $5.6 million in 2001, $9.2 million in 2000 and $0.7 million in 1999 for the tax effect of realized losses on investments.

OTHER

We have a common stock investment in American Equity's parent, American Equity Investment Life Holding Company, valued at $26.7 million at December 31, 2001 and $13.9 million at December 20, 2000. American Equity underwrites and markets life insurance and annuity products throughout the United States. The investment is accounted for using the equity method and is included in the securities and indebtedness of related parties line on the consolidated balance sheets. Due to the timing of the availability of financial information, during 2000 we switched from recording our share of American Equity's results from a current basis to one quarter in arrears. The financial information presented is as of or for the twelve months ended September 30, 2001, the nine months ended September 30, 2000 and the twelve months ended December 31, 1999. The impact of this change on our financial statements was not material. The carrying value of our common stock investment in American Equity Investment Life Holding Company includes goodwill totaling $4.7 million in 2001 and $5.0 million in 2000. In addition to the common stock, during 1999 we acquired $2.3 million in preferred stock issued by American Equity.

Summarized financial information for American Equity Investment Life Holding Company and our common stock ownership percentage is as follows:

                                                                     AS OF OR FOR THE PERIOD ENDED
                                                            -----------------------------------------------
                                                            SEPTEMBER 30,    SEPTEMBER 30,    DECEMBER 31,
                                                                 2001             2000            1999
                                                            -----------------------------------------------
                                                                        (DOLLARS IN THOUSANDS)
Total investments                                             $3,652,481       $1,922,419      $1,453,423
Total assets                                                   4,194,531        2,327,891       1,717,619
Long-term debt                                                   112,535          105,963          82,719
Total liabilities                                              4,016,561        2,128,436       1,584,313
Minority interest                                                 99,894           99,373          98,982
Total revenues                                                   145,897           83,256          79,811
Income from continuing operations                                  7,653            2,729           2,443
Net income                                                         6,854            2,729           2,443
Percentage ownership of common stock                                32.3%            32.3%           33.2%

We reported equity income (loss), net of tax, from APEX Investment Fund III, an equity investee that operates in the investment company industry, totaling ($1.2) million in 2001, $7.7 million in 2000 and $1.5 million in 1999. Summarized financial information for APEX Investment Fund III is as follows:

                                                              AS OF OR FOR THE PERIOD ENDED
                                                                      SEPTEMBER 30,
                                                              ------------------------------
                                                                2001       2000       1999
                                                              ------------------------------
                                                                  (DOLLARS IN THOUSANDS)
Total investments                                             $ 41,392   $ 99,747   $70,343
Total net assets                                                44,674    101,286    72,601
Total revenues                                                     309    291,707    69,868
Income (loss) from continuing operations                       (45,882)   290,436    68,446
Net income (loss)                                              (45,882)   290,436    68,446
Percentage ownership of partners' capital                          4.0%       4.1%      4.0%

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENT OPERATIONS (CONTINUED)
Equity investees distributed to us equity securities with a fair value totaling $2.8 million in 2001 and $14.5 million in 2000. Also during 2000, we received an interest in ten real estate properties with a fair value of $5.0 million in satisfaction of a fixed maturity security that had been in default. These transactions were treated as noncash items for purposes of the statements of cash flow.

At December 31, 2001, affidavits of deposits covering investments with a carrying value totaling $4,030.0 million were on deposit with state agencies to meet regulatory requirements.

At December 31, 2001, we had committed to provide additional funding for mortgage loans on real estate aggregating $30.8 million. These commitments arose in the normal course of business at terms that are comparable to similar investments.

The carrying value of investments which have been non-income producing for the twelve months preceding December 31, 2001 include real estate, fixed maturities, mortgage loans and other long-term investments totaling $6.7 million.

No investment in any person or its affiliates (other than bonds issued by agencies of the United States Government) exceeded ten percent of stockholder's equity at December 31, 2001.

4.  FAIR VALUES OF FINANCIAL INSTRUMENTS

Statement No. 107, "Disclosures About Fair Value of Financial Instruments," requires disclosure of fair value information about financial instruments, whether or not recognized in the consolidated balance sheets, for which it is practicable to estimate value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. Statement No. 107 also excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements and allows companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented herein are limited by each of these factors and do not purport to represent our underlying value.

We used the following methods and assumptions in estimating our fair value disclosures for financial instruments.

FIXED MATURITY SECURITIES: Fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using a matrix calculation assuming a spread (based on interest rates and a risk assessment of the bonds) over U. S. Treasury bonds.

EQUITY SECURITIES: The fair values for equity securities are based on quoted market prices, where available. For equity securities that are not actively traded, estimated fair values are based on values of comparable issues.

MORTGAGE LOANS ON REAL ESTATE AND POLICY LOANS: Fair values are estimated by discounting expected cash flows using interest rates currently being offered for similar loans.

OTHER LONG-TERM INVESTMENTS: The fair values for investment deposits are estimated by discounting expected cash flows using interest rates currently being offered for similar investments.

CASH AND SHORT-TERM INVESTMENTS: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

SECURITIES AND INDEBTEDNESS OF RELATED PARTIES: Fair values for loans and advances are estimated by discounting expected cash flows using interest rates currently being offered for similar investments. As

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

4. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED) allowed by Statement No. 107, fair values are not assigned to investments accounted for using the equity method.

REINSURANCE RECOVERABLE: Reinsurance recoverable relating to our portion of the call options used to fund index credits on the equity-indexed annuities assumed from American Equity is reported at fair value. Fair value is determined using quoted market prices. We are not required to estimate fair value for the remainder of the reinsurance recoverable balance.

ASSETS HELD IN SEPARATE ACCOUNTS: Separate account assets are reported at estimated fair value in our consolidated balance sheets.

FUTURE POLICY BENEFITS AND OTHER POLICYHOLDERS' FUNDS: Fair values of our liabilities under contracts not involving significant mortality or morbidity risks (principally deferred annuities, deposit administration funds and supplementary contracts) are estimated at cash surrender value, the cost we would incur to extinguish the liability. We are not required to estimate the fair value of our liabilities under other insurance contracts.

LONG-TERM DEBT: The fair values for long-term debt are estimated using discounted cash flow analysis based on our current incremental borrowing rate for similar types of borrowing arrangements.

LIABILITIES RELATED TO SEPARATE ACCOUNTS: Separate account liabilities are estimated at cash surrender value, the cost we would incur to extinguish the liability.

The following sets forth a comparison of the fair values and carrying values of our financial instruments subject to the provisions of Statement No. 107:

                                                                    DECEMBER 31,
                                                  -------------------------------------------------
                                                           2001                      2000
                                                  -----------------------   -----------------------
                                                   CARRYING       FAIR       CARRYING       FAIR
                                                    VALUE        VALUE        VALUE        VALUE
                                                  -------------------------------------------------
                                                               (DOLLARS IN THOUSANDS)
ASSETS
Fixed maturities:
  Held for investment                             $       --   $       --   $  284,253   $  288,661
  Available for sale                               3,656,741    3,656,741    2,033,345    2,033,345
Equity securities                                     39,733       39,733       30,781       30,781
Mortgage loans on real estate                        385,307      389,199      321,862      311,175
Policy loans                                         181,054      205,114      125,987      143,469
Other long-term investments                            1,306        1,306        1,318        1,318
Cash and short-term investments                      280,902      280,902       52,519       52,519
Securities and indebtedness of related parties           887          967        1,067        1,088
Reinsurance recoverable                                9,007        9,007           --           --
Assets held in separate accounts                     356,448      356,448      327,407      327,407

LIABILITIES
Future policy benefits                            $1,853,934   $1,768,792   $  984,441   $  969,323
Other policyholders' funds                           373,022      373,022      251,172      251,172
Long-term debt                                        40,000       40,000       40,000       40,000
Liabilities related to separate accounts             356,448      345,371      327,407      317,838

5.  REINSURANCE AND POLICY PROVISIONS

REINSURANCE

In the normal course of business, we seek to limit our exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers. Our

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

5. REINSURANCE AND POLICY PROVISIONS (CONTINUED) reinsurance coverage for life insurance varies according to the age and risk classification of the insured with retention limits ranging up to $1.1 million of coverage per individual life. We do not use financial or surplus relief reinsurance. Life insurance in force ceded on a consolidated basis totaled $4,772.5 million (16.8% of direct life insurance in force) at December 31, 2001 and $2,059.0 million (9.1% of direct life insurance in force) at December 31, 2000.

Reinsurance contracts do not relieve us of our obligations to policyholders. To the extent that reinsuring companies are later unable to meet obligations under reinsurance agreements, we would be liable for these obligations, and payment of these obligations could result in losses. To limit the possibility of such losses, we evaluate the financial condition of our reinsurers and monitor concentrations of credit risk. No allowance for uncollectible amounts has been established against our asset for reinsurance recoverable since none of our receivables are deemed to be uncollectible.

In addition to the cession of risks in excess of specific retention limits, we also have reinsurance agreements with variable alliance partners to cede a specified percentage of risks associated with variable universal life and variable annuity contracts. Under these agreements, we pay the alliance partners their reinsurance percentage of charges and deductions collected on the reinsured polices. The alliance partners in return pay us their reinsurance percentage of benefits in excess of related account balances. In addition, the alliance partners pay us an expense allowance for certain new business, development and maintenance costs on the reinsured contracts.

Furthermore, we participate with various unaffiliated life insurance companies in a reinsurance pool to mitigate the impact of a catastrophic event on our financial position and results of operations. Members of the pool share in the eligible catastrophic losses based on their size and contribution to the pool. Under the pool arrangement, we are able to cede catastrophic losses after other reinsurance and a deductible of $0.4 million, subject to a pool cap of $125.0 million per event. We accrued $1.6 million for anticipated losses from this pool resulting from the terrorist acts on September 11, 2001.

Effective September 1, 2001, we entered into a 100% coinsurance agreement to reinsure our individual disability income business acquired in the Kansas Farm Bureau Life acquisition with an unaffiliated insurer. Effective September 1, 2000, we entered into a similar arrangement with the same insurer to reinsure our individual disability income business in force at that time. At
September 1, 2001, the related accident and health reserves totaled $14.4 million, deferred policy acquisition costs totaled $0.7 million and value of insurance in force acquired totaled $3.1 million. At September 1, 2000, the related accident and health reserves totaled $43.6 million and deferred acquisition costs totaled $11.8 million. We settled these transactions by transferring cash and investments equal to the reserves on the business. In addition, we received cash totaling $3.0 million in 2001 and $11.1 million in 2000 as consideration for the transactions. A loss of $0.8 million in 2001 and $0.7 million in 2000 on the transactions has been deferred and is being recognized over the term of the underlying policies.

In total, insurance premiums and product charges have been reduced by $22.1 million in 2001, $9.5 million in 2000 and $5.3 million in 1999 and insurance benefits have been reduced by $13.7 million in 2001, $6.2 million in 2000 and $2.4 million in 1999 as a result of cession agreements.

During 2001, we entered into a coinsurance agreement with American Equity whereby we assumed 70% of certain fixed and equity-indexed annuity business written by American Equity from August 1, 2001 to December 31, 2001. The agreement also provides for reinsuring 40% of certain new annuity business written by American Equity during 2002 and 2003. The reinsurance of the business written prior to October 1, 2001 is accounted for as the acquisition of an in force block of business on October 1, 2001. With the reinsurance of the in force block, we recorded cash and reinsurance recoverable totaling $120.4 million, deferred acquisition costs of $18.3 million and policy liabilities of $138.7 million.

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

5.  REINSURANCE AND POLICY PROVISIONS (CONTINUED)
Effective May 1, 2001, we entered into a coinsurance agreement with NTL whereby we assumed 90% of NTL's traditional life, universal life and annuity business in force. In addition, we agreed to assume 50% of NTL's traditional life, universal life and annuity business issued after May 1, 2001. We received investments and other assets in consideration for the policy liabilities assumed. Assets and liabilities recorded in connection with this agreement as of May 1, 2001 were as follows (dollars in thousands):

ASSETS                                             LIABILITIES
Investments                          $299,252      Policy liabilities and accruals      $324,592
Cash                                      340      Other policyholder funds               11,872
Deferred policy acquisition costs      32,539      Other liabilities                         715
Other assets                            5,048
                                     --------                                           --------
    Total                            $337,179      Total                                $337,179
                                     ========                                           ========

In addition to these reinsurance assumption agreements, we also assume variable annuity business from American Equity and another alliance partner through modified coinsurance arrangements.

Life insurance in force assumed on a consolidated basis totaled $3,784.2 million (13.8% of total life insurance in force) at December 31, 2001 and $2.4 million (less than 0.1% of total life insurance in force) at December 31, 2000. In total, premiums and product charges assumed totaled $11.3 million in 2001, $0.1 million in 2000 and less than $0.1 million in 1999. Insurance benefits assumed totaled $9.0 million in 2001.

POLICY PROVISIONS

Unpaid claims on accident and health policies (principally disability income products) include amounts for losses and related adjustment expense and are estimates of the ultimate net costs of all losses, reported and unreported. These estimates are subject to the impact of future changes in claim severity, frequency and other factors.

The activity in the liability for unpaid claims and related adjustment expense, net of reinsurance, is summarized as follows:

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2001       2000       1999
                                                              ------------------------------
                                                                  (DOLLARS IN THOUSANDS)
Unpaid claims liability, net of related reinsurance, at
  beginning of year                                           $ 1,302    $20,433    $20,706
Claim reserves resulting from acquisition                       1,494         --         --
Add:
  Provision for claims occurring in the current year              378      6,087      6,630
  Change in estimated expense for claims occurring in the
    prior years                                                   719     (1,756)    (1,417)
                                                              ------------------------------
Incurred claim expense during the current year                  1,097      4,331      5,213
Deduct expense payments for claims occurring during:
  Current year                                                    563      1,711      2,274
  Prior years                                                   1,312      2,680      3,212
Deduct claim reserves transferred under 100% coinsurance
  arrangement                                                   1,252     19,071         --
                                                              ------------------------------
                                                                3,127     23,462      5,486
                                                              ------------------------------
Unpaid claims liability, net of related reinsurance, at end
  of year                                                         766      1,302     20,433
Active life reserve                                               130        176     19,705
                                                              ------------------------------
Net accident and health reserves                                  896      1,478     40,138
Reinsurance ceded                                              63,836     46,456        853
                                                              ------------------------------
Gross accident and health reserves                            $64,732    $47,934    $40,991
                                                              ==============================

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

5.  REINSURANCE AND POLICY PROVISIONS (CONTINUED)
We develop reserves for unpaid claims by using industry mortality and morbidity data. One year development on prior year reserves represents our experience being more or less favorable than that of the industry. Over time, we expect our experience with respect to disability income business to be comparable to that of the industry. A certain level of volatility in development is inherent in these reserves since the underlying block of business is relatively small.

An analysis of the value of insurance in force acquired is as follows:

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2001       2000       1999
                                                              ------------------------------
                                                                  (DOLLARS IN THOUSANDS)
Excluding impact of net unrealized investment gains and
  losses:
  Balance at beginning of year                                $13,993    $14,854    $15,839
  Addition resulting from acquisition                          51,865         --         --
  Accretion of interest during the year                         3,886        823        877
  Reduction resulting from coinsurance agreement               (3,143)        --         --
  Amortization of asset                                        (7,518)    (1,684)    (1,862)
                                                              ------------------------------
Balance prior to impact of net unrealized investment gains
  and losses                                                   59,083     13,993     14,854
Impact of net unrealized investment gains and losses           (8,954)       271      1,040
                                                              ------------------------------
Balance at end of year                                        $50,129    $14,264    $15,894
                                                              ==============================

Net amortization of the value of insurance in force acquired, based on expected future gross profits/ margins, for the next five years and thereafter is expected to be as follows: 2002 -- $3.0 million; 2003 -- $3.0 million; 2004 -- $2.9 million; 2005 -- $2.9 million; 2006 -- $2.7 million; and thereafter, through 2023 -- $44.6 million.

6.  INCOME TAXES

We file a consolidated federal income tax return with FBL Financial Group, Inc. and a majority of its subsidiaries. FBL Financial Group, Inc. and its direct and indirect subsidiaries included in the consolidated federal income tax return each report current income tax expense as allocated under a consolidated tax allocation agreement. Generally, this allocation results in profitable companies recognizing a tax provision as if the individual company filed a separate return and loss companies recognizing benefits to the extent their losses contribute to reduce consolidated taxes.

Deferred income taxes have been established based upon the temporary differences between the financial statement and income tax bases of assets and liabilities. The reversal of the temporary differences will result in taxable or deductible amounts in future years when the related asset or liability is recovered or settled.

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

6.  INCOME TAXES (CONTINUED)
Income tax expenses (credits) are included in the consolidated financial statements as follows:

                                                                YEAR ENDED DECEMBER 31,
                                                             ------------------------------
                                                               2001       2000       1999
                                                             ------------------------------
                                                                 (DOLLARS IN THOUSANDS)
Taxes provided in consolidated statements of income on:
  Income before equity income and cumulative effect of
    change in accounting principle:
    Current                                                  $15,438    $ 6,477    $ 23,990
    Deferred                                                   3,635      6,738       1,696
                                                             ------------------------------
                                                              19,073     13,215      25,686
  Equity income:
    Current                                                      137      6,476       2,010
    Deferred                                                      --         92         128
                                                             ------------------------------
                                                                 137      6,568       2,138
Cumulative effect of change in accounting for derivative
  instruments--deferred                                          185         --          --
Taxes provided in consolidated statement of changes in
  stockholder's equity:
  Cumulative effect of change in accounting for derivative
    instruments--deferred                                      1,480         --          --
  Change in net unrealized investment
    gains/losses--deferred                                    31,736     14,803     (53,810)
    Adjustment resulting from capital transaction of equity
      investee--deferred                                          --         19          --
                                                             ------------------------------
                                                              33,216     14,822     (53,810)
                                                             ------------------------------
                                                             $52,611    $34,605    $(25,986)
                                                             ==============================

The effective tax rate on income from continuing operations before income taxes, equity income and cumulative effect of change in accounting principle is different from the prevailing federal income tax rate as follows:

                                                                YEAR ENDED DECEMBER 31,
                                                             ------------------------------
                                                               2001       2000       1999
                                                             ------------------------------
                                                                 (DOLLARS IN THOUSANDS)
Income from continuing operations before income taxes,
  equity income and cumulative effect of change in
  accounting principle                                       $58,727    $38,227    $75,640
                                                             ==============================
Income tax at federal statutory rate (35%)                   $20,554    $13,379    $26,474
Tax effect (decrease) of:
  Gain on dividend of home office properties                    (369)      (369)      (369)
  Tax-exempt dividend and interest income                     (1,068)    (1,131)      (823)
  State income taxes                                             360        382         --
  Other items                                                   (404)       954        404
                                                             ------------------------------
Income tax expense                                           $19,073    $13,215    $25,686
                                                             ==============================

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

6.  INCOME TAXES (CONTINUED)
The tax effect of temporary differences giving rise to our deferred income tax assets and liabilities is as follows:

                                                                   DECEMBER 31,
                                                              -----------------------
                                                                 2001         2000
                                                              -----------------------
                                                              (DOLLARS IN THOUSANDS)
Deferred income tax liabilities:
  Fixed maturity and equity securities                         $ 22,572     $     --
  Deferred policy acquisition costs                              99,265       71,451
  Value of insurance in force acquired                           17,428        4,992
  Other                                                          14,231       10,654
                                                              -----------------------
                                                                153,496       87,097
Deferred income tax assets:
  Fixed maturity and equity securities                               --       (5,973)
  Future policy benefits                                        (69,424)     (42,378)
  Accrued dividends                                              (2,160)      (2,854)
  Accrued pension costs                                         (11,735)      (8,106)
  Other                                                         (12,820)     (13,262)
                                                              -----------------------
                                                                (96,139)     (72,573)
                                                              -----------------------
Deferred income tax liability                                  $ 57,357     $ 14,524
                                                              =======================

Prior to 1984, a portion of our current income was not subject to current income taxation, but was accumulated, for tax purposes, in a memorandum account designated as "policyholders' surplus account." The aggregate accumulation in this account at December 31, 2001 was $11.9 million. Should the policyholders' surplus account exceed the limitation prescribed by federal income tax law, or should distributions be made by us to our stockholder in excess of $523.0 million, such excess would be subject to federal income taxes at rates then effective. Deferred income taxes of $4.2 million have not been provided on amounts included in this memorandum account.

7.  CREDIT ARRANGEMENTS

We have a note payable to the Federal Home Loan Bank (FHLB) totaling $40.0 million at December 31, 2001 and 2000. The note is due September 17, 2003, and interest on the note is charged at a variable rate equal to the London Interbank Offered Rate less 0.0475% (1.85% at December 31, 2001 and 6.50% at December 31,
2000). At December 31, 2001, fixed maturity securities with a carrying value of $44.4 million are on deposit with the FHLB as collateral for the note. As an investor in the FHLB, we have the ability to borrow an additional $38.9 million from the FHLB at December 31, 2001 with appropriate increased collateral deposits.

FBL Financial Group, Inc. has extended a line of credit to us in the amount of $75.0 million. Interest on any borrowings under this arrangement is charged at a rate equal to the prime rate of a national bank. No borrowings have been made on this line of credit.

8.  RETIREMENT AND COMPENSATION PLANS

We participate with several affiliates in various defined benefit plans covering substantially all of our employees. The benefits of these plans are based primarily on years of service and employees' compensation. Net periodic pension cost of the plans is allocated between participants generally on a basis of time incurred by the respective employees for each employer. Such allocations are reviewed annually. Pension expense aggregated $4.2 million in 2001, $3.9 million in 2000 and $3.7 million in 1999.

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

8.  RETIREMENT AND COMPENSATION PLANS (CONTINUED)
We participate with several affiliates in a 401(k) defined contribution plan which covers substantially all employees. We contribute FBL Financial
Group, Inc. stock in amounts equal to 50% of an employee's contributions up to 4% of the annual salary contributed by the employees. Beginning in 2002, we will contribute FBL Financial Group, Inc. stock in an amount equal to 100% of an employee's contributions up to 2% of the annual salary contributed by the employee and an amount equal to 50% of an employee's contributions between 2% and 4% of the annual salary contributed by the employee. Costs are allocated among the affiliates on a basis of time incurred by the respective employees for each company. Related expense totaled $0.4 million in 2001 and $0.3 million in 2000 and 1999.

We have established deferred compensation plans for certain key current and former employees and have certain other benefit plans which provide for retirement and other benefits. Liabilities for these plans are accrued as the related benefits are earned.

Certain of the assets related to these plans are on deposit with us and amounts relating to these plans are included in our financial statements. In addition, certain amounts included in the policy liabilities for interest sensitive products relate to deposit administration funds maintained by us on behalf of affiliates.

In addition to benefits offered under the aforementioned benefit plans, we and several other affiliates sponsor a plan that provides group term life insurance benefits to retired full-time employees who have worked ten years and attained age 55 while in service. Furthermore, during a portion of 2001 we offered certain retiree health benefits to employees and retirees formerly employed by Kansas Farm Bureau Life. During 2001, we discontinued offering this benefit to active employees and wrote off the related liability. Postretirement benefit expense is allocated in a manner consistent with pension expense discussed above. Postretirement benefit expense (benefit) aggregated ($0.5) million for 2001 and less than $0.1 million for 2000 and 1999.

9.  MANAGEMENT AND OTHER AGREEMENTS

We share certain office facilities and services with the Iowa Farm Bureau Federation, the majority owner of FBL Financial Group, Inc., and its affiliated companies. These expenses are allocated on the basis of cost and time studies that are updated annually and consist primarily of salaries and related expenses, travel and other operating costs.

We participate in a management agreement with FBL Financial Group, Inc., under which FBL Financial Group, Inc. provides general business, administration and management services. In addition, Farm Bureau Management Corporation, a wholly-owned subsidiary of the Iowa Farm Bureau Federation, provides certain management services to us under a separate arrangement. We incurred related expenses totaling $2.5 million in 2001, $1.6 million in 2000 and $1.0 million in 1999.

We have equipment and auto lease agreements with FBL Leasing Services, Inc., an indirect wholly-owned subsidiary of FBL Financial Group, Inc. We incurred expenses totaling $2.7 million during 2001 and 2000 and $2.3 million during 1999 under these agreements.

EquiTrust Investment Management Services, Inc., an indirect wholly-owned subsidiary of FBL Financial Group, Inc., provides investment advisory services for us. The related fees are based on the level of assets under management plus certain out-of-pocket expenses. We incurred expenses totaling $4.3 million during 2001, $3.8 million during 2000 and $4.0 million during 1999 relating to these services.

We have marketing agreements with the Farm Bureau property-casualty companies operating within our marketing territory, including Farm Bureau Mutual Insurance Company and other affiliates. Under the marketing agreements, the property-casualty companies are responsible for development and management of our agency force for a fee equal to a percentage of commissions on first year life insurance premiums and annuity deposits. We paid $6.2 million in 2001, $6.0 million in 2000 and $5.0 million in 1999 to the property-casualty companies under these arrangements.

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

9.  MANAGEMENT AND OTHER AGREEMENTS (CONTINUED)
We are licensed by the Iowa Farm Bureau Federation to use the "Farm Bureau" and "FB" designations in Iowa. In connection with this license, we incurred royalty expense totaling $0.5 million in 2001, $0.7 million in 2000 and $0.9 million in 1999. The expense set forth above in 2001 is before the recovery of $1.0 million in overpayment of royalties in prior years under the terms of the royalty contract. We have similar arrangements with Farm Bureau organizations in other states in our market territory. Total royalty expense to Farm Bureau organizations other than the Iowa Farm Bureau Federation totaled $1.0 million in 2001, $1.2 million in 2000 and $1.0 million in 1999.

10. COMMITMENTS AND CONTINGENCIES

In the normal course of business, we may be involved in litigation where amounts are alleged that are substantially in excess of contractual policy benefits or certain other agreements. At December 31, 2001, management is not aware of any claims for which a material loss is reasonably possible.

Effective January 1, 2001, we switched our insurance coverage for employee health and welfare claims from indemnity insurance primarily to self-insurance. However, claims in excess of self-insurance levels are fully insured. We fund insurance claims through a self-insurance trust. Deposits to the trust are made at an amount equal to our best estimate of claims incurred during the period. Accordingly, no accruals are recorded on our financial statements for unpaid claims and claims incurred but not reported. Adjustments, if any, resulting in changes in the estimate of claims incurred will be reflected in operations in the periods in which such adjustments are known.

Our parent leases its home office properties under a 15-year operating lease. Our expected share of future remaining minimum lease payments under this lease as of December 31, 2001 are as follows: 2002 -- $1.5 million; 2003 -- $1.7 million; 2004 -- $1.7 million; 2005 -- $1.7 million; 2006 -- $1.7 million and thereafter, through 2013 -- $11.7 million. Rent expense for the lease totaled $2.2 million in 2001, $2.3 million in 2000 and $1.8 million in 1999. These amounts are net of $1.1 million in 2001, 2000 and 1999 in amortization of a deferred gain on the transfer of the home office properties. The deferred gain totaled $11.9 million at December 31, 2001 and $12.9 million at December 31, 2000.

We have extended a line of credit in the amount of $0.5 million to Western Computer Services, Inc., an affiliate. Interest on this agreement is equal to the prime rate of a national bank and payable monthly. There was $0.2 million at December 31, 2001 and 2000 outstanding on the line of credit.

We have also extended a line of credit in the amount of $40.0 million to FBL Leasing Services, Inc. Interest on this agreement is charged at a variable rate equal to the London Interbank Offered Rate plus 0.0025% (1.90% at December 31, 2001 and 6.55% at December 31, 2000). There was $20.6 million outstanding on the line of credit at December 31, 2001 and $30.4 million at December 31, 2000. Interest income on the line of credit totaled $1.2 million during 2001, $2.1 million during 2000 and $1.3 million during 1999.

In connection with a lease between an affiliate and a third party, we have entered into an agreement whereby we guarantee payments under the lease terms up to $0.3 million. At December 31, 2001 and 2000, we assessed the probability and amount of payment and determined no accrual was necessary.

11. STATUTORY INFORMATION

Our financial statements and the financial statements of our insurance subsidiaries differ from related statutory-basis financial statements principally as follows: (a) the bond portfolio is segregated into held-for-investment (carried at amortized cost) and available-for-sale (carried at fair value) classifications rather than generally being carried at amortized cost; (b) acquisition costs of acquiring new business are deferred and amortized over the life of the policies rather than charged to operations as incurred;
(c) future policy benefit reserves for participating traditional life insurance products are based on net level premium methods and guaranteed cash value assumptions which may differ from statutory reserves; (d) future

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

11. STATUTORY INFORMATION (CONTINUED)
policy benefit reserves on certain interest sensitive products are based on full account values, rather than discounting methodologies utilizing statutory interest rates; (e) net realized gains or losses attributed to changes in the level of market interest rates are recognized as gains or losses in the statements of income when the sale is completed rather than deferred and amortized over the remaining life of the fixed maturity security or mortgage loan; (f) the established formula-determined statutory investment reserve, changes in which are charged directly to surplus, is not recorded as a liability; (g) certain deferred tax assets, agents' balances and certain other assets designated as "non-admitted assets" for statutory purposes are reported as assets rather than being charged to surplus; (h) revenues for interest sensitive and variable products consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed rather than premiums received; (i) pension income or expense is recognized for all employees in accordance with Statement No. 87, "Employers' Accounting for Pensions" rather than for vested employees only;
(j) the financial statements of subsidiaries are consolidated with those of the insurance subsidiary; and (k) assets and liabilities are restated to fair values when a change in ownership occurs that is accounted for as a purchase, with provisions for goodwill and other intangible assets, rather than continuing to be presented at historical cost.

Our net income, not including subsidiaries, as determined in accordance with statutory accounting practices, was $14.2 million in 2001, $29.1 million in 2000 and $39.8 million in 1999. Our statutory net gain from operations, which excludes realized gains and losses, totaled $28.1 million in 2001, $49.9 million in 2000 and $40.6 million in 1999. Our total statutory capital and surplus was $378.2 million at December 31, 2001 and $311.9 million at December 31, 2000. Our statutory capital and surplus decreased $1.3 million during 2001 due to the adoption of the accounting changes resulting from the codification of statutory accounting principles.

Net income (loss) of our insurance subsidiaries, as determined in accordance with statutory accounting practices, was ($23.0) million in 2001, ($0.2) million in 2000 and $0.6 million in 1999. Our subsidiaries' net loss for 2001 is primarily attributable to the payment of ceding commissions on the NTL and American Equity coinsurance transactions. Total statutory capital and surplus for our insurance subsidiaries was $43.7 million at December 31, 2001 and $36.8 million at December 31, 2000.

Our ability to pay dividends to our parent company is restricted because prior approval of the Iowa insurance commissioner is required for payment of dividends to the stockholder which exceed an annual limitation. During 2002, we could pay dividends to our parent company of approximately $37.8 million without prior approval of insurance regulatory authorities.

12. SEGMENT INFORMATION

Prior to January 1, 2001, our life insurance segment was our only reportable operating segment. The life insurance segment included activities related to the sale of life insurance, annuities and accident and health insurance products. Operations were aggregated into the same segment due to the similarity of the products, including the underlying economic characteristics, the method of distribution and the regulatory environment. During the first quarter of 2001, a financial reporting project to refine our line of business detail was completed. With the availability of more detailed line of business information, management now utilizes financial information regarding products that are aggregated into three product segments. These segments are (1) traditional annuity,
(2) traditional and universal life insurance and (3) variable. We also have corporate capital that is aggregated into a corporate and other segment.

The traditional annuity segment consists of traditional annuities, equity-indexed annuities and supplementary contracts (some of which involve life contingencies). Traditional annuities and equity-indexed annuities provide for tax-deferred savings and supplementary contracts provide for the systematic repayment of funds that accumulate interest. Traditional annuities consist primarily of flexible premium deferred annuities, but also include single premium deferred and immediate contracts. With traditional

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

12. SEGMENT INFORMATION (CONTINUED)
annuities, we bear the underlying investment risk and credit interest to the contracts at rates we determine, subject to interest rate guarantees. With equity-indexed annuity products, we bear the underlying investment risk and credit interest in an amount equal to the greater of a guaranteed interest rate or a percentage of the gain in a specified market index.

The traditional and universal life insurance segment consists of whole life, term life and universal life policies. These policies provide benefits upon the death of the insured and may also allow the customer to build cash value on a tax-deferred basis.

The variable segment consists of variable universal life insurance and variable annuity contracts. These products are similar to universal life insurance and traditional annuity contracts, except the contract holder has the option to direct the cash value of the contract to a wide range of investment sub-accounts, thereby passing the investment risk to the contract holder.

The corporate and other segment consists primarily of accident and health insurance products (primarily long-term disability income insurance) and corporate items that do not meet the quantitative threshold for separate segment reporting.

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

12. SEGMENT INFORMATION (CONTINUED)
Financial information concerning our operating segments is as follows. Information for the years 2000 and 1999 has been restated to conform to the new segment presentation.

                                                            YEAR ENDED DECEMBER 31,
                                                      ------------------------------------
                                                         2001         2000         1999
                                                      ------------------------------------
                                                             (DOLLARS IN THOUSANDS)
Operating revenues:
  Traditional annuity                                 $  128,738   $   91,661   $   96,769
  Traditional and universal life                         295,045      222,458      223,908
  Variable                                                40,565       36,251       30,339
  Corporate and other                                     10,290       23,006       25,894
                                                      ------------------------------------
                                                         474,638      373,376      376,910
Realized losses on investments (A)                       (16,090)     (26,047)      (1,930)
                                                      ------------------------------------
  Consolidated revenues                               $  458,548   $  347,329   $  374,980
                                                      ====================================
Net investment income:
  Traditional annuity                                 $  126,784   $   90,490   $   95,869
  Traditional and universal life                         141,611      106,867      109,158
  Variable                                                10,198        9,007        7,417
  Corporate and other                                      6,583       12,549       12,596
                                                      ------------------------------------
    Consolidated                                      $  285,176   $  218,913   $  225,040
                                                      ====================================
Depreciation and amortization:
  Traditional annuity                                 $    1,471   $    1,115   $    1,344
  Traditional and universal life                           3,586        2,989        2,446
  Variable                                                   428          669          219
  Corporate and other                                      1,312          683        1,678
                                                      ------------------------------------
    Consolidated                                      $    6,797   $    5,456   $    5,687
                                                      ====================================
Pre-tax operating income from continuing operations:
  Traditional annuity                                 $   20,153   $   15,632   $   18,731
  Traditional and universal life                          49,106       43,967       48,424
  Variable                                                 4,898          789        1,254
  Corporate and other                                     (1,170)      21,036       15,147
                                                      ------------------------------------
                                                          72,987       81,424       83,556
Income taxes on operating income                         (24,064)     (28,335)     (28,456)
Realized losses on investments, net (A)                   (9,015)     (15,882)      (1,174)
                                                      ------------------------------------
    Consolidated income from continuing operations    $   39,908   $   37,207   $   53,926
                                                      ====================================
Assets:
  Traditional annuity                                 $2,374,426   $1,243,475   $1,286,237
  Traditional and universal life                       2,227,505    1,606,420    1,581,037
  Variable                                               633,417      564,051      460,890
  Corporate and other                                    312,241      287,943      314,246
                                                      ------------------------------------
                                                       5,547,589    3,701,889    3,642,410
Unrealized gains (losses) on investments, net (A)         60,303      (32,496)     (73,463)
Other classification adjustments                         (20,354)     (14,953)     (10,581)
                                                      ------------------------------------
    Consolidated assets                               $5,587,538   $3,654,440   $3,558,366
                                                      ====================================

------------------------

(A) Amounts are net of adjustments, as applicable, to amortization of unearned reserves, deferred policy acquisition costs, value of insurance in-force acquired and income taxes attributable to gains and losses on investments.

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

12. SEGMENT INFORMATION (CONTINUED)
We analyze our segment results based on pre-tax operating income. Accordingly, income taxes are not allocated to the segments. In addition, operating results are analyzed net of any transactions between the segments.

Our investment in equity method investees and the related equity income are attributable to the corporate and other segment. Interest expense and expenditures for long-lived assets were not significant during the periods presented above. Depreciation and amortization are allocated to the product segments while the related property, equipment and capitalized software are generally allocated to the corporate and other segment.

Net statutory premiums collected, which include premiums collected from annuities and universal life-type products that are not included in revenues for GAAP reporting, totaled $672.1 million in 2001. Total premiums collected include $280.0 million assumed from American Equity, $13.3 million assumed from NTL and $378.7 million written in our core Farm Bureau marketing territory or through a variable alliance partner. Excluding reinsurance assumed, our total life and annuity collected premiums for 2001 are concentrated in the following core Farm Bureau distribution states -- Iowa (29%), Kansas (22%) and Oklahoma (9%).

                                     PART C
                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


(a) (1) All Financial Statements are included in either the Prospectus or the Statement of Additional Information, as indicated therein.(9)



   (2) Schedules I, III, IV.(9)


All required financial statements are included in Part B.

(b) Exhibits


  (1) Certified resolution of the board of directors of Farm Bureau Life
      Insurance Company (the "Company") establishing Farm Bureau Life Annuity
      Account (the "Account").(3)

  (2) Not Applicable.

  (3) (a) Underwriting Agreement.(7)

      (b) Paying Agent Agreement.(7)

  (4) (a) Contract Form.(1)

      (b) Variable Settlement Agreement.(5)

      (c) Incremental Death Benefit Rider.(6)

  (5) Contract Application.(2)

  (6) (a) Articles of Incorporation of the Company.(3)

      (b) By-Laws of the Company.(3)

  (7) Not Applicable.

  (8) (a) Participation agreement relating to EquiTrust Variable Insurance
      Series Fund.(3)

      (b)(1) Participation agreement relating to Fidelity Variable Insurance
      Products Fund.(4)

      (b)(1)(a) Amended Schedule to Participation Agreement.(8)

      (b)(2) Participation agreement relating to Fidelity Variable Insurance
      Products Fund II.(4)

      (b)(2)(a) Amended Schedule to Participation Agreement.(8)

      (b)(3) Participation agreement relating to Fidelity Variable Insurance
      Products Fund III.(4)

      (b)(3)(a) Amended Schedule to Participation Agreement.(8)

      (b)(4) Service Contract.(8)

      (c) Participation agreement relating to T. Rowe Price Equity Series, Inc.
      and T. Rowe Price International Series, Inc.(4)

      (c)(1) Amended Schedule to Participation Agreement.(8)

      (d) Participation agreement relating to American Century Funds.(8)

      (e) Participation agreement relating to Dreyfus Funds.(8)

      (e)(1) Form of Amended Schedule to Participation Agreement.(8)

      (f) Participation agreement relating to Franklin Templeton Funds.(8)

      (g) Participation agreement relating to JP Morgan Series Trust II.(8)

      (h) Participation agreement relating to Summit Pinnacle Series.(8)

  (9) Opinion and Consent of Stephen M. Morain, Esquire.(9)

 (10) (a) Consent of Sutherland Asbill & Brennan LLP.(9)

      (b) Consent of Ernst & Young LLP.(9)

      (c) Opinion and Consent of Christopher G. Daniels, FSA, MAAA, Life Product
      Development and Pricing Vice President.(9)

 (11) Not Applicable.

 (12) Not Applicable.

 (13) Not Applicable.

 (14) Powers of Attorney.(7)


------------------------

(1) Incorporated herein by reference to Exhibit (4)(b) in Post-Effective Amendment No. 4 to this Registration Statement (File No. 33-67538) filed on May 1, 1997.

(2) Incorporated herein by reference to Exhibit (5)(b) in Post-Effective Amendment No. 4 to this Registration Statement (File No. 33-67538) filed on May 1, 1997.

(3) Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on May 1, 1998.

(4) Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on April 30, 1999.


(5) Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 333-67538) filed with the Securities and Exchange Commission on February 23, 2000.



(6) Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on February 23, 2001.



(7) Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on April 26, 2001.



(8) Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on September 27, 2001.



(9) Filed herein.


ITEM 25.  DIRECTORS AND OFFICERS OF THE COMPANY

Incorporated herein by reference to the prospectus in the Form S-6 registration statement (File No. 33-12789) for certain variable life insurance contracts issued by the Company and filed with the Commission on April 26, 2001.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding voting common stock is owned by FBL Financial Group, Inc. This Company and its affiliates are described more fully in the prospectus included in this registration statement. Various companies and other entities controlled by FBL Financial Group, Inc., may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of the owners of their common stock (where applicable), are set forth on the following diagram.

SEE ORGANIZATION CHART ON FOLLOWING PAGE

                           FBL FINANCIAL GROUP, INC.
                                OWNERSHIP CHART
                                    01/01/02



                                                        FBL Financial
                                                         Group, Inc.
                                                              /
                                                              /
--------------------------------------------------------------
                      /               /               /
                      /               /               /
                 Farm Bureau    FBL Financial        FBL
                Life Insurance  Group Capital     Financial
                   Company          Trust       Services, Inc.
                      /                               /
                      /                               /
                      /                               /
----------------------------------------------        /
      /               /               /
      /               /               /
  EquiTrust          FBL              /
Life Insurance   Real Estate          /
   Company      Ventures, Ltd.        /
                                ----------------------------------------------------------------------------------------------
                                      /               /               /               /               /               /
                                      /               /               /               /               /               /
                                  Western AG         FBL             FBL          EquiTrust       EquiTrust       EquiTrust
                                  Insurance        Leasing        Insurance       Investment        Market         Assigned
                                 Agency, Inc.   Services, Inc.    Brokerage,      Management    Services, LLC      Benefit
                                                                     Inc.       Services, Inc.                     Company
                                                                                      .
                                                                                      .
                                                                                      .
                                                                                      .
                                                                                      .
                                                                ..............................................
                                                                      .               .               .
                                                                      .               .               .
                                                                      .               .               .
                                                                  EquiTrust       EquiTrust       EquiTrust
                                                                 Series Fund,    Money Market    Variable Ins
                                                                     Inc.            Fund        Series Fund


------------------------
..... Management Agreement

ITEM 27.  NUMBER OF CONTRACT OWNERS


As of April 17, 2002, there were 12,298 Contract Owners.


ITEM 28.  INDEMNIFICATION

Article XII of the Company's By-Laws provides for the indemnification by the Company of any person who is a party or who is threatened to be made a party to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative (other than an action by or in the right of the Company) by reason of the fact that he is or was a director or officer of the Company, or is or was serving at the request of the Company as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust or enterprise, against expenses (including attorneys' fees), judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding, if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.
Article XII also provides for the indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the Company to procure a judgment in its favor by reason of the fact that he is or was a director or officer of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or another enterprise against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Company, except that no indemnification will be made in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Company unless and only to the extent that the court in which such action or suit was brought determines upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) EquiTrust Marketing Services, LLC is the registrant's principal underwriter and also serves as the principal underwriter of certain variable annuity contracts and variable life insurance policies issued by other separate accounts of the Company or its life insurance company affiliates supporting other variable products, or to variable annuity and variable life insurance separate accounts of insurance companies not affiliated with the Company.

(b) Officers and Managers of EquiTrust Marketing Services, LLC


NAME AND PRINCIPAL BUSINESS
ADDRESS*                        POSITIONS AND OFFICES
Lynn E. Wilson                  President and Manager
William J. Oddy                 Chief Executive Officer and Manager
Jo Ann Rumelhart                Executive Vice President and Manager
Stephen M. Morain               Senior Vice President, General Counsel and Manager
James W. Noyce                  Chief Financial Officer, Treasurer and Manager
Timothy J. Hoffman              Chief Administrative Officer and Manager
John M. Paule                   Chief Marketing Officer and Manager
Lou Ann Sandburg                Vice President--Investments, Assistant Treasurer and Manager
Dennis M. Marker                Vice President--Investment Administration and Manager
Thomas E. Burlingame            Vice President and Manager
James P. Brannen                Vice President--Finance
Robert A. Simons                Senior Counsel--Investments
Robert J. Rummelhart            Investment Vice President
Charles T. Happel               Securities Vice President
Sue A. Cornick                  Sr. Market Conduct and Mutual Funds Vice President and Secretary
Kristi Rojohn                   Investment Compliance Vice President and Assistant Secretary
Julie M. McGonagle              Investment Product Wholesaling Vice President
Deborah K. Peters               Director of Broker/Dealer and Market Conduct Compliance
Susan M. Coombs                 Mutual Fund Accounting Director
Laura Kellen Beebe              Sr. Portfolio Manager--Taxable Securities
Doug Higgins                    Sr. Portfolio Manager
Herman Riva                     Sr. Portfolio Manager
Barbara A. Bennett              Treasury Administrator
Margaret Wilcox                 Investment Services Administrator
Larry J. Patterson              Vice President
Thomas J. Faulconer             Indiana OSJ Principal
Dennis Bening                   Missouri OSJ Principal


    * The principal business address of all of the persons listed above is 5400 University Avenue, West Des Moines, Iowa 50266.


ITEM 30.  LOCATION OF BOOKS AND RECORDS


All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 5400 University Avenue, West Des Moines, Iowa 50266.

ITEM 31.  MANAGEMENT SERVICES

All management contracts are discussed in Part A or Part B of this registration statement.

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

(a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the contracts offered herein are being accepted.

(b) The registrant undertakes that it will include as part of any application to purchase a Contract offered by the prospectus, either a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to the Company for a statement of additional information.

(c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

(d) The Company represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through
(4) of that letter will be complied with.

(e) The Company represents that the aggregate charges under the Contracts are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Farm Bureau Life Annuity Account, certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of West Des Moines, State of Iowa, on the 22nd day of April, 2002.



                                     FARM BUREAU LIFE INSURANCE COMPANY
                                     FARM BUREAU LIFE ANNUITY ACCOUNT

                                     By:              /s/ CRAIG A. LANG
                                          -----------------------------------------
                                                        Craig A. Lang
                                                          PRESIDENT
                                              Farm Bureau Life Insurance Company


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the dates set forth below.


             SIGNATURE                         TITLE                    DATE
             ---------                         -----                    ----
         /s/ CRAIG A. LANG           President and Director
-----------------------------------    [Principal Executive        April 22, 2002
           Craig A. Lang               Officer]

                                     Senior Vice President and
        /s/ JERRY C. DOWNIN            Secretary-Treasurer
-----------------------------------    [Principal Financial        April 22, 2002
          Jerry C. Downin              Officer]

        /s/ JAMES W. NOYCE           Chief Financial Officer
-----------------------------------    [Principal Accounting       April 22, 2002
          James W. Noyce               Officer]

      /s/ ERIC K. AASMUNDSTAD
-----------------------------------  Director                      April 22, 2002
       Eric K. Aasmundstad*

      /s/ STANLEY R. AHLERICH
-----------------------------------  Director                      April 22, 2002
       Stanley R. Ahlerich*

       /s/ AL CHRISTOPHERSON
-----------------------------------  Director                      April 22, 2002
        Al Christopherson*

        /s/ KENNY J. EVANS
-----------------------------------  Director                      April 22, 2002
          Kenny J. Evans*

             SIGNATURE                         TITLE                    DATE
             ---------                         -----                    ----
         /s/ ALAN L. FOUTZ
-----------------------------------  Director                      April 22, 2002
          Alan L. Foutz*

        /s/ KAREN J. HENRY
-----------------------------------  Director                      April 22, 2002
          Karen J. Henry*

         /s/ CRAIG D. HILL
-----------------------------------  Director                      April 22, 2002
          Craig D. Hill*

        /s/ LELAND J. HOGAN
-----------------------------------  Director                      April 22, 2002
         Leland J. Hogan*

       /s/ DANIEL L. JOHNSON
-----------------------------------  Director                      April 22, 2002
        Daniel L. Johnson*

      /s/ RICHARD G. KJERSTAD
-----------------------------------  Director                      April 22, 2002
       Richard G. Kjerstad*

       /s/ G. STEVEN KOUPLEN
-----------------------------------  Director                      April 22, 2002
        G. Steven Kouplen*

       /s/ LINDSEY D. LARSON
-----------------------------------  Director                      April 22, 2002
        Lindsey D. Larson*

       /s/ DAVID R. MACHACEK
-----------------------------------  Director                      April 22, 2002
        David R. Machacek*

       /s/ DAVID L. MCCLURE
-----------------------------------  Director                      April 22, 2002
         David L. McClure*

        /s/ BRYCE P. NEIDIG
-----------------------------------  Director                      April 22, 2002
         Bryce P. Neidig*

       /s/ CHARLES E. NORRIS
-----------------------------------  Director                      April 22, 2002
        Charles E. Norris*

       /s/ HOWARD D. POULSON
-----------------------------------  Director                      April 22, 2002
        Howard D. Poulson*

      /s/ FRANK S. PRIESTLEY
-----------------------------------  Director                      April 22, 2002
        Frank S. Priestley*

       /s/ JOHN J. VANSWEDEN
-----------------------------------  Director                      April 22, 2002
        John J. VanSweden*



*By:      /s/ STEPHEN M. MORAIN
      -----------------------------
            Stephen M. Morain
            ATTORNEY-IN-FACT,
          PURSUANT TO POWER OF
                ATTORNEY.

                                 EXHIBIT INDEX


EXHIBIT     DESCRIPTION
----------  ------------------------------------------------------------
(a)(2)      Financial Statement Schedules I, III, IV
(b)(9)      Opinion and Consent of Stephen M. Morain, Esquire
(b)(10)(a)  Consent of Sutherland Asbill & Brennan LLP
(b)(10)(b)  Consent of Ernst & Young LLP
(b)(10)(c)  Opinion and Consent of Christopher G. Daniels, FSA, MAAA